WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
MORTGAGE-BACKED SECURITIES - 32.9%
FHLMC - 11.2%
Federal Home Loan Mortgage Corp. (FHLMC)	4.000%	10/1/25-3/1/50	489,163,551	$522,837,078
Federal Home Loan Mortgage Corp. (FHLMC)	5.000%	3/1/38- 1/1/49	51,670,532	55,872,595
Federal Home Loan Mortgage Corp. (FHLMC)	5.500%	12/1/38	3,150,114	3,575,474
Federal Home Loan Mortgage Corp. (FHLMC)	3.500%	10/1/42-3/1/50	790,607,200	838,613,328
Federal Home Loan Mortgage Corp. (FHLMC)	3.000%	2/1/47- 3/1/50	1,390,252,033	1,463,667,386
Federal Home Loan Mortgage Corp. (FHLMC)	4.500%	9/1/48- 3/1/50	71,243,437	76,814,452
Federal Home Loan Mortgage Corp. (FHLMC)	4.500%	4/1/50	19,966,286	21,501,194	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Gold	5.500%	7/1/20-11/1/35	7,226	8,054
Federal Home Loan Mortgage Corp. (FHLMC) Gold	5.000%	6/1/23-6/1/48	12,167,666	13,391,068
Federal Home Loan Mortgage Corp. (FHLMC) Gold	4.500%	7/1/23- 9/1/47	34,838,747	37,973,037
Federal Home Loan Mortgage Corp. (FHLMC) Gold	6.500%	7/1/29- 9/1/39	2,372,274	2,763,459
Federal Home Loan Mortgage Corp. (FHLMC) Gold	7.000%	4/1/32- 3/1/39	649,110	772,909
Federal Home Loan Mortgage Corp. (FHLMC) Gold	3.500%	8/1/33- 1/1/49	73,903,760	78,830,338
Federal Home Loan Mortgage Corp. (FHLMC) Gold	6.000%	8/1/36-11/1/36	15,144	17,451
Federal Home Loan Mortgage Corp. (FHLMC) Gold	3.000%	2/1/38- 3/1/49	216,317,069	228,828,263
Federal Home Loan Mortgage Corp. (FHLMC) Gold	4.000%	10/1/42-5/1/48	93,180,434	100,885,055

Total FHLMC				3,446,351,141

FNMA - 18.7%
Federal National Mortgage Association (FNMA)	4.500%	7/1/23- 9/1/57	318,910,667	349,400,675
Federal National Mortgage Association (FNMA)	6.000%	4/1/24- 2/1/41	21,402,630	24,678,113
Federal National Mortgage Association (FNMA)	2.810%	4/1/25- 8/1/31	12,770,000	14,142,113

See Notes to Schedule of Investments.

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WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
FNMA - continued
Federal National Mortgage Association (FNMA)	2.950%	7/1/27	21,420,000	$23,711,460
Federal National Mortgage Association (FNMA)	3.640%	11/1/28	6,600,000	7,617,862
Federal National Mortgage Association (FNMA)	3.070%	1/1/29	4,760,000	5,347,893
Federal National Mortgage Association (FNMA)	3.530%	1/1/29	7,300,000	8,439,437
Federal National Mortgage Association (FNMA)	3.790%	1/1/29	4,775,000	5,561,559
Federal National Mortgage Association (FNMA)	6.500%	2/1/29-5/1/40	10,063,500	11,965,231
Federal National Mortgage Association (FNMA)	3.300%	4/1/29	3,575,000	4,090,924
Federal National Mortgage Association (FNMA)	3.160%	5/1/29	7,088,171	7,993,046
Federal National Mortgage Association (FNMA)	3.190%	5/1/29	3,552,512	4,007,190
Federal National Mortgage Association (FNMA)	3.240%	5/1/29	13,683,000	15,584,221
Federal National Mortgage Association (FNMA)	3.260%	5/1/29	5,040,000	5,741,617
Federal National Mortgage Association (FNMA)	3.350%	5/1/29	2,640,000	3,028,706
Federal National Mortgage Association (FNMA)	3.040%	6/1/29	5,250,000	5,909,556
Federal National Mortgage Association (FNMA)	2.740%	8/1/29	6,900,000	7,605,832
Federal National Mortgage Association (FNMA)	7.000%	8/1/29-2/1/39	3,220,951	3,764,918
Federal National Mortgage Association (FNMA)	2.520%	10/1/29	2,840,000	3,074,658
Federal National Mortgage Association (FNMA)	7.500%	11/1/29	1,962	2,322
Federal National Mortgage Association (FNMA)	2.260%	2/1/30	4,900,000	5,229,250
Federal National Mortgage Association (FNMA)	2.300%	2/1/30	2,100,000	2,252,102
Federal National Mortgage Association (FNMA)	2.060%	3/1/30	8,326,000	8,742,996

See Notes to Schedule of Investments.

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WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
FNMA - continued
Federal National Mortgage Association (FNMA)	2.260%	3/1/30	8,200,000	$8,493,406	(b)(c)
Federal National Mortgage Association (FNMA)	2.140%	3/26/30	1,300,000	1,326,813	(b)(c)
Federal National Mortgage Association (FNMA)	1.700%	4/1/30	4,250,000	4,335,996	(b)(c)(d)
Federal National Mortgage Association (FNMA)	3.310%	5/1/31	3,799,000	4,395,641
Federal National Mortgage Association (FNMA)	2.870%	7/1/31	3,421,000	3,825,547
Federal National Mortgage Association (FNMA)	2.765%	8/1/31	21,600,000	23,979,379
Federal National Mortgage Association (FNMA)	2.770%	8/1/31	15,800,000	17,547,952
Federal National Mortgage Association (FNMA)	2.840%	8/1/31	8,615,000	9,636,372
Federal National Mortgage Association (FNMA)	2.850%	8/1/31	12,180,000	13,626,601
Federal National Mortgage Association (FNMA)	2.670%	9/1/31-10/1/31	2,800,000	3,081,185
Federal National Mortgage Association (FNMA)	2.240%	10/1/31	4,270,000	4,530,125
Federal National Mortgage Association (FNMA)	2.400%	10/1/31	5,077,000	5,473,512
Federal National Mortgage Association (FNMA)	2.320%	2/1/32	3,819,000	4,087,818
Federal National Mortgage Association (FNMA)	1.850%	4/1/32	5,200,000	5,310,500	(b)(c)(d)
Federal National Mortgage Association (FNMA)	1.950%	4/1/32	4,360,000	4,525,714	(b)(c)(d)
Federal National Mortgage Association (FNMA)	5.000%	7/1/33-8/1/49	120,944,730	132,518,550
Federal National Mortgage Association (FNMA)	3.500%	9/1/33-3/1/57	1,110,063,215	1,181,349,213
Federal National Mortgage Association (FNMA)	5.500%	11/1/36-9/1/56	30,208,592	33,649,617
Federal National Mortgage Association (FNMA)	3.000%	12/1/37-3/1/50	1,525,648,423	1,608,923,208
Federal National Mortgage Association (FNMA)	4.000%	4/1/42-6/1/57	610,947,607	665,395,404

See Notes to Schedule of Investments.

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Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
FNMA - continued
Federal National Mortgage Association (FNMA)	4.500%	10/1/48-1/1/50	123,575,009	$133,169,254	(a)
Federal National Mortgage Association (FNMA)	3.000%	4/1/50-5/1/50	53,000,000	55,536,132	(c)
Federal National Mortgage Association (FNMA)	3.500%	4/1/50-5/1/50	180,500,000	190,554,843	(c)
Federal National Mortgage Association (FNMA)	4.500%	4/1/50-5/1/50	946,200,000	1,017,766,479	(c)
Federal National Mortgage Association (FNMA)	5.000%	5/1/50	56,800,000	61,225,815	(c)
Federal National Mortgage Association (FNMA) (Federal Reserve US 12 mo. Cumulative Average 1 Year CMT + 1.956%)	4.006%	11/1/35	25,282	25,579	(e)

Total FNMA				5,722,182,336

GNMA - 3.0%
Government National Mortgage Association (GNMA)	7.500%	3/15/23-9/15/31	20,409	22,126
Government National Mortgage Association (GNMA)	7.000%	9/15/23-7/15/31	47,716	54,355
Government National Mortgage Association (GNMA)	6.500%	4/15/28-1/15/39	2,321,292	2,679,952
Government National Mortgage Association (GNMA)	6.000%	1/15/29-2/15/37	6,290,787	7,065,722
Government National Mortgage Association (GNMA)	8.000%	12/15/30-1/15/31	9,808	10,066
Government National Mortgage Association (GNMA)	5.500%	7/15/33-6/15/36	5,160,879	5,864,769
Government National Mortgage Association (GNMA)	3.000%	9/15/42-11/15/42	41,531,467	44,207,157
Government National Mortgage Association (GNMA)	4.000%	4/15/47-4/15/48	27,489,713	31,060,767

See Notes to Schedule of Investments.

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WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
GNMA - continued
Government National Mortgage Association (GNMA)	3.500%	6/15/48	7,279,566	$7,842,794
Government National Mortgage Association (GNMA) II	5.000%	4/20/35-1/20/49	52,375,010	56,377,785
Government National Mortgage Association (GNMA) II	6.500%	10/20/37	1,486,830	1,742,866
Government National Mortgage Association (GNMA) II	6.000%	9/20/38-11/20/41	3,682,615	4,209,264
Government National Mortgage Association (GNMA) II	4.500%	1/20/40-4/20/49	233,659,241	250,264,110
Government National Mortgage Association (GNMA) II	3.500%	6/20/44-2/20/50	154,302,903	163,760,711
Government National Mortgage Association (GNMA) II	4.000%	3/20/45-2/20/50	212,914,971	229,421,474
Government National Mortgage Association (GNMA) II	3.000%	11/20/46-1/20/50	41,296,438	43,989,027
Government National Mortgage Association (GNMA) II	4.500%	5/1/50	54,600,000	57,961,312	(c)

Total GNMA				906,534,257

TOTAL MORTGAGE-BACKED SECURITIES (Cost - $9,737,474,101)				10,075,067,734

CORPORATE BONDS & NOTES - 29.2%
COMMUNICATION SERVICES - 2.6%
Diversified Telecommunication Services - 0.9%
AT&T Inc., Senior Notes	4.450%	5/15/21	1,460,000	1,494,226
AT&T Inc., Senior Notes	3.000%	2/15/22	2,516,000	2,539,468
AT&T Inc., Senior Notes	3.400%	5/15/25	31,645,000	32,976,164
AT&T Inc., Senior Notes	6.250%	3/29/41	970,000	1,207,144
AT&T Inc., Senior Notes	4.350%	6/15/45	25,026,000	26,550,564
Telecom Italia SpA, Senior Notes	5.303%	5/30/24	5,794,000	5,866,599	(f)
Telefonica Emisiones SA, Senior Notes	5.134%	4/27/20	4,485,000	4,485,380

See Notes to Schedule of Investments.

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WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Diversified Telecommunication Services - continued
Telefonica Emisiones SA, Senior Notes	5.213%	3/8/47	6,160,000	$6,935,263
Telefonica Emisiones SA, Senior Notes	4.895%	3/6/48	11,960,000	13,312,327
Verizon Communications Inc., Senior Notes	3.500%	11/1/24	6,660,000	7,098,369
Verizon Communications Inc., Senior Notes	3.376%	2/15/25	27,705,000	29,647,889
Verizon Communications Inc., Senior Notes	2.625%	8/15/26	5,622,000	5,818,034
Verizon Communications Inc., Senior Notes	4.125%	3/16/27	5,755,000	6,412,321
Verizon Communications Inc., Senior Notes	3.000%	3/22/27	4,820,000	5,082,659
Verizon Communications Inc., Senior Notes	4.329%	9/21/28	27,937,000	31,841,899
Verizon Communications Inc., Senior Notes	3.875%	2/8/29	4,900,000	5,430,989
Verizon Communications Inc., Senior Notes	3.150%	3/22/30	10,510,000	11,344,716
Verizon Communications Inc., Senior Notes	4.500%	8/10/33	18,345,000	21,668,221
Verizon Communications Inc., Senior Notes	4.400%	11/1/34	2,200,000	2,576,033
Verizon Communications Inc., Senior Notes	4.272%	1/15/36	1,140,000	1,328,732
Verizon Communications Inc., Senior Notes	5.250%	3/16/37	11,010,000	14,025,812
Verizon Communications Inc., Senior Notes	3.850%	11/1/42	3,010,000	3,381,540
Verizon Communications Inc., Senior Notes	4.125%	8/15/46	9,310,000	10,811,093
Verizon Communications Inc., Senior Notes	4.862%	8/21/46	12,748,000	16,704,900
Verizon Communications Inc., Senior Notes	5.500%	3/16/47	1,455,000	1,999,996
Verizon Communications Inc., Senior Notes	4.522%	9/15/48	5,339,000	6,865,116
Verizon Communications Inc., Senior Notes	4.000%	3/22/50	9,110,000	10,823,256

Total Diversified Telecommunication Services				288,228,710

See Notes to Schedule of Investments.

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WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Entertainment - 0.0%
Netflix Inc., Senior Notes	5.375%	2/1/21	2,675,000	$2,713,119
Viacom Inc., Senior Notes	4.250%	9/1/23	2,512,000	2,565,816
Viacom Inc., Senior Notes	3.875%	4/1/24	1,720,000	1,686,164
Walt Disney Co., Senior Notes	4.500%	2/15/21	8,000	8,205
Walt Disney Co., Senior Notes	6.200%	12/15/34	260,000	361,711
Walt Disney Co., Senior Notes	6.650%	11/15/37	5,240,000	7,572,154

Total Entertainment				14,907,169

Media - 1.5%
Altice France SA, Senior Secured Notes	7.375%	5/1/26	29,345,000	29,292,179	(f)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.250%	9/30/22	880,000	869,299
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.125%	5/1/27	7,837,000	7,900,872	(f)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.000%	2/1/28	5,450,000	5,493,872	(f)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	5/1/32	7,030,000	6,895,200	(f)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.579%	7/23/20	9,780,000	9,750,169
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.908%	7/23/25	10,537,000	11,206,073
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.200%	3/15/28	55,869,000	57,264,378

See Notes to Schedule of Investments.

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WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Media - continued
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.050%	3/30/29	19,860,000	$21,514,493
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	4/1/38	15,910,000	17,214,422
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.484%	10/23/45	6,620,000	8,018,153
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.750%	4/1/48	450,000	512,485
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.800%	3/1/50	6,040,000	6,315,245
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.834%	10/23/55	2,608,000	3,089,371
Comcast Cable Communications Holdings Inc., Senior Notes	9.455%	11/15/22	3,150,000	3,722,364
Comcast Corp., Senior Notes	3.375%	8/15/25	3,940,000	4,191,393
Comcast Corp., Senior Notes	3.950%	10/15/25	23,330,000	25,417,001
Comcast Corp., Senior Notes	3.150%	3/1/26	2,900,000	3,045,356
Comcast Corp., Senior Notes	4.150%	10/15/28	55,830,000	62,820,118
Comcast Corp., Senior Notes	3.400%	4/1/30	7,960,000	8,638,643
Comcast Corp., Senior Notes	4.250%	10/15/30	14,475,000	16,882,990
Comcast Corp., Senior Notes	4.250%	1/15/33	1,710,000	2,001,831
Comcast Corp., Senior Notes	4.200%	8/15/34	244,000	279,524

See Notes to Schedule of Investments.

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WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Media - continued
Comcast Corp., Senior Notes	5.650%	6/15/35	60,000	$80,592
Comcast Corp., Senior Notes	6.500%	11/15/35	2,250,000	3,288,391
Comcast Corp., Senior Notes	3.900%	3/1/38	8,310,000	9,367,994
Comcast Corp., Senior Notes	3.250%	11/1/39	1,580,000	1,639,161
Comcast Corp., Senior Notes	3.750%	4/1/40	2,020,000	2,285,225
Comcast Corp., Senior Notes	3.400%	7/15/46	1,550,000	1,683,580
Comcast Corp., Senior Notes	3.969%	11/1/47	221,000	252,431
Comcast Corp., Senior Notes	4.000%	3/1/48	2,230,000	2,642,834
Comcast Corp., Senior Notes	4.700%	10/15/48	1,700,000	2,211,806
Comcast Corp., Senior Notes	3.999%	11/1/49	2,626,000	3,111,528
Comcast Corp., Senior Notes	3.450%	2/1/50	11,030,000	12,141,846
DISH DBS Corp., Senior Notes	5.875%	11/15/24	17,424,000	17,053,827
DISH DBS Corp., Senior Notes	7.750%	7/1/26	3,240,000	3,347,082
Fox Corp., Senior Notes	4.709%	1/25/29	2,110,000	2,317,322	(f)
Fox Corp., Senior Notes	5.476%	1/25/39	13,410,000	15,586,820	(f)
Fox Corp., Senior Notes	5.576%	1/25/49	430,000	516,254	(f)
Prosus NV, Senior Notes	4.850%	7/6/27	18,070,000	17,314,584	(f)
Time Warner Cable LLC, Senior Secured Notes	4.125%	2/15/21	8,351,000	8,377,464
Time Warner Cable LLC, Senior Secured Notes	7.300%	7/1/38	8,925,000	10,983,136
Time Warner Cable LLC, Senior Secured Notes	6.750%	6/15/39	3,295,000	3,745,938
Time Warner Cable LLC, Senior Secured Notes	5.875%	11/15/40	8,447,000	8,929,655
Time Warner Entertainment Co. LP, Senior Secured Notes	8.375%	7/15/33	2,060,000	2,839,934
Virgin Media Secured Finance PLC, Senior Secured Notes	5.500%	8/15/26	200,000	204,393	(f)
Virgin Media Secured Finance PLC, Senior Secured Notes	5.500%	5/15/29	2,820,000	2,825,499	(f)

Total Media				445,082,727

Wireless Telecommunication Services - 0.2%
CSC Holdings LLC, Secured Notes	5.375%	7/15/23	400,000	402,498	(f)

See Notes to Schedule of Investments.

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Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Wireless Telecommunication Services - continued
Deutsche Telekom International Finance BV, Senior Notes	2.820%	1/19/22	3,050,000	$3,031,434	(f)
Sprint Capital Corp., Senior Notes	6.875%	11/15/28	635,000	728,821
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	9,400,000	12,483,670
Sprint Corp., Senior Notes	7.875%	9/15/23	930,000	1,026,567
Sprint Corp., Senior Notes	7.625%	2/15/25	5,365,000	5,968,562
Sprint Corp., Senior Notes	7.250%	2/1/28	6,180,000	6,234,075	(f)
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Senior Secured Notes	3.360%	9/20/21	1,725,000	1,722,844	(f)
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Senior Secured Notes	4.738%	3/20/25	1,690,000	1,738,579	(f)
Vodafone Group PLC, Senior Notes	4.375%	5/30/28	23,910,000	25,304,239

Total Wireless Telecommunication Services				58,641,289

TOTAL COMMUNICATION SERVICES				806,859,895

CONSUMER DISCRETIONARY - 1.2%
Auto Components - 0.0%
American Axle & Manufacturing Inc., Senior Notes	6.625%	10/15/22	245,000	205,417

Automobiles - 0.2%
BMW US Capital LLC, Senior Notes	1.850%	9/15/21	1,590,000	1,563,628	(f)
Daimler Finance North America LLC, Senior Notes	2.450%	5/18/20	2,260,000	2,255,498	(f)
Ford Motor Co., Senior Notes	4.750%	1/15/43	4,330,000	2,478,925
Ford Motor Credit Co. LLC, Senior Notes	5.750%	2/1/21	2,940,000	2,866,500
Ford Motor Credit Co. LLC, Senior Notes	5.875%	8/2/21	16,320,000	16,075,200
Ford Motor Credit Co. LLC, Senior Notes	3.664%	9/8/24	1,190,000	1,076,950
General Motors Co., Senior Notes	5.150%	4/1/38	2,050,000	1,487,988

See Notes to Schedule of Investments.

10	Western Asset Core Plus Bond Fund 2020 Quarterly Report

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Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Automobiles - continued
General Motors Co., Senior Notes	6.250%	10/2/43	3,640,000	$2,885,444
General Motors Co., Senior Notes	5.950%	4/1/49	8,120,000	6,023,250
General Motors Financial Co. Inc., Senior Notes	2.450%	11/6/20	3,110,000	3,018,167
General Motors Financial Co. Inc., Senior Notes	4.375%	9/25/21	3,650,000	3,363,287
General Motors Financial Co. Inc., Senior Notes	3.450%	4/10/22	7,930,000	7,466,487
General Motors Financial Co. Inc., Senior Notes	4.250%	5/15/23	920,000	833,016
General Motors Financial Co. Inc., Senior Notes	4.350%	1/17/27	2,340,000	1,875,455

Total Automobiles				53,269,795

Diversified Consumer Services - 0.0%
Prime Security Services Borrower LLC/Prime Finance Inc., Senior Secured Notes	5.750%	4/15/26	8,450,000	8,328,506	(f)
Service Corp. International, Senior Notes	7.500%	4/1/27	3,592,000	3,820,245

Total Diversified Consumer Services				12,148,751

Hotels, Restaurants & Leisure - 0.4%
1011778 BC ULC/New Red Finance Inc., Senior Secured Notes	4.250%	5/15/24	6,388,000	6,411,923	(f)
GLP Capital LP/GLP Financing II Inc., Senior Notes	5.250%	6/1/25	320,000	298,390
GLP Capital LP/GLP Financing II Inc., Senior Notes	5.375%	4/15/26	1,996,000	1,780,332
Hilton Domestic Operating Co. Inc., Senior Notes	5.125%	5/1/26	3,130,000	2,968,938
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Senior Notes	4.625%	4/1/25	605,000	567,941
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Senior Notes	4.875%	4/1/27	4,930,000	4,710,862

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2020 Quarterly Report	11

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Hotels, Restaurants & Leisure - continued
Las Vegas Sands Corp., Senior Notes	3.200%	8/8/24	30,100,000	$27,221,484
McDonald’s Corp., Senior Notes	3.700%	1/30/26	10,820,000	11,340,569
McDonald’s Corp., Senior Notes	3.500%	3/1/27	9,650,000	10,059,683
McDonald’s Corp., Senior Notes	3.800%	4/1/28	4,300,000	4,562,022
McDonald’s Corp., Senior Notes	3.600%	7/1/30	9,300,000	9,784,886
McDonald’s Corp., Senior Notes	4.200%	4/1/50	8,400,000	9,437,167
Sands China Ltd., Senior Notes	4.600%	8/8/23	18,048,000	18,562,188
Sands China Ltd., Senior Notes	5.125%	8/8/25	17,040,000	16,485,433
Sands China Ltd., Senior Notes	5.400%	8/8/28	6,900,000	6,518,930
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	9,225,000	6,796,057	(f)

Total Hotels, Restaurants & Leisure				137,506,805

Household Durables - 0.1%
Lennar Corp., Senior Notes	4.500%	4/30/24	5,640,000	5,562,478
Lennar Corp., Senior Notes	4.750%	5/30/25	1,350,000	1,297,694
Lennar Corp., Senior Notes	5.000%	6/15/27	820,000	757,305
Lennar Corp., Senior Notes	4.750%	11/29/27	8,000,000	8,024,400
Newell Brands Inc., Senior Notes	3.850%	4/1/23	2,188,000	2,223,374
Newell Brands Inc., Senior Notes	4.200%	4/1/26	150,000	147,617
Toll Brothers Finance Corp., Senior Notes	4.375%	4/15/23	4,740,000	4,544,451

Total Household Durables				22,557,319

Internet & Direct Marketing Retail - 0.1%
Amazon.com Inc., Senior Notes	3.150%	8/22/27	15,280,000	16,753,198
Amazon.com Inc., Senior Notes	3.875%	8/22/37	6,800,000	8,154,400
Amazon.com Inc., Senior Notes	4.950%	12/5/44	10,095,000	14,295,389

See Notes to Schedule of Investments.

12	Western Asset Core Plus Bond Fund 2020 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Internet & Direct Marketing Retail - continued
Amazon.com Inc., Senior Notes	4.050%	8/22/47	8,290,000	$10,849,404
QVC Inc., Senior Secured Notes	5.950%	3/15/43	500,000	340,758

Total Internet & Direct Marketing Retail				50,393,149

Specialty Retail - 0.2%
Home Depot Inc., Senior Notes	2.700%	4/15/30	9,310,000	9,478,709
Home Depot Inc., Senior Notes	3.300%	4/15/40	7,830,000	8,038,116
Home Depot Inc., Senior Notes	3.900%	6/15/47	1,736,000	1,927,254
Home Depot Inc., Senior Notes	3.350%	4/15/50	9,820,000	10,289,156
Lowe’s Cos. Inc., Senior Notes	4.500%	4/15/30	5,940,000	6,559,121
Lowe’s Cos. Inc., Senior Notes	5.000%	4/15/40	2,920,000	3,339,529
Lowe’s Cos. Inc., Senior Notes	5.125%	4/15/50	12,140,000	14,717,691

Total Specialty Retail				54,349,576

Textiles, Apparel & Luxury Goods - 0.2%
Hanesbrands Inc., Senior Notes	4.625%	5/15/24	1,177,000	1,172,592	(f)
Hanesbrands Inc., Senior Notes	4.875%	5/15/26	4,810,000	4,741,025	(f)
NIKE Inc., Senior Notes	2.850%	3/27/30	12,240,000	12,949,142
NIKE Inc., Senior Notes	3.250%	3/27/40	8,570,000	9,001,292
NIKE Inc., Senior Notes	3.375%	3/27/50	22,392,000	24,497,662

Total Textiles, Apparel & Luxury Goods				52,361,713

TOTAL CONSUMER DISCRETIONARY				382,792,525

CONSUMER STAPLES - 2.1%
Beverages - 0.8%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide Inc., Senior Notes	3.650%	2/1/26	37,240,000	39,134,231
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.900%	2/1/46	22,020,000	24,091,040

See Notes to Schedule of Investments.

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WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Beverages - continued
Anheuser-Busch InBev Finance Inc., Senior Notes	3.300%	2/1/23	17,698,000	$18,240,649
Anheuser-Busch InBev Worldwide Inc., Senior Notes	2.500%	7/15/22	5,049,000	5,072,348
Anheuser-Busch InBev Worldwide Inc., Senior Notes	3.500%	1/12/24	15,450,000	16,178,873
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.150%	1/23/25	13,410,000	14,420,559
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.000%	4/13/28	9,240,000	9,761,277
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.750%	1/23/29	30,630,000	33,882,978
Anheuser-Busch InBev Worldwide Inc., Senior Notes	5.550%	1/23/49	1,500,000	1,769,855
Coca-Cola Co., Senior Notes	4.125%	3/25/40	2,955,000	3,609,099
Coca-Cola Co., Senior Notes	4.200%	3/25/50	13,920,000	18,229,706
Constellation Brands Inc., Senior Notes	4.250%	5/1/23	1,395,000	1,409,837
Cott Holdings Inc., Senior Notes	5.500%	4/1/25	6,830,000	6,667,822	(f)
Diageo Capital PLC, Senior Notes	4.828%	7/15/20	620,000	624,702
Diageo Investment Corp., Senior Notes	2.875%	5/11/22	15,570,000	15,710,377
Molson Coors Beverage Co., Senior Notes	3.500%	5/1/22	1,370,000	1,370,653
Molson Coors Beverage Co., Senior Notes	3.000%	7/15/26	3,245,000	3,072,653
Molson Coors Beverage Co., Senior Notes	4.200%	7/15/46	3,390,000	3,046,475
PepsiCo Inc., Senior Notes	4.000%	3/5/42	4,980,000	5,493,427
PepsiCo Inc., Senior Notes	2.875%	10/15/49	4,750,000	4,938,120
PepsiCo Inc., Senior Notes	3.875%	3/19/60	2,900,000	3,661,587
Pernod Ricard SA, Senior Notes	4.450%	1/15/22	10,485,000	10,780,976	(f)
Pernod Ricard SA, Senior Notes	5.500%	1/15/42	2,610,000	2,828,585	(f)

Total Beverages				243,995,829

Food & Staples Retailing - 0.1%
CVS Pass-Through Trust, Secured Trust	5.880%	1/10/28	3,100,393	3,606,850

See Notes to Schedule of Investments.

14	Western Asset Core Plus Bond Fund 2020 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Food & Staples Retailing - continued
CVS Pass-Through Trust, Secured Trust	6.943%	1/10/30	2,039,272	$2,541,676
CVS Pass-Through Trust, Senior Secured Trust	5.298%	1/11/27	249,726	278,451	(f)
CVS Pass-Through Trust, Senior Secured Trust	6.036%	12/10/28	8,432,175	9,154,964
Walmart Inc., Senior Notes	3.700%	6/26/28	25,130,000	28,261,053

Total Food & Staples Retailing				43,842,994

Food Products - 0.3%
Danone SA, Senior Notes	2.077%	11/2/21	15,860,000	15,891,110	(f)
Danone SA, Senior Notes	2.589%	11/2/23	20,650,000	20,505,816	(f)
Danone SA, Senior Notes	2.947%	11/2/26	6,540,000	6,544,717	(f)
Kraft Heinz Foods Co., Secured Notes	4.875%	2/15/25	2,024,000	2,028,805	(f)
Kraft Heinz Foods Co., Senior Notes	3.950%	7/15/25	4,916,000	4,901,601
Kraft Heinz Foods Co., Senior Notes	3.000%	6/1/26	4,593,000	4,473,648
Kraft Heinz Foods Co., Senior Notes	5.000%	7/15/35	1,661,000	1,657,512
Lamb Weston Holdings Inc., Senior Notes	4.625%	11/1/24	30,000	29,738	(f)
Lamb Weston Holdings Inc., Senior Notes	4.875%	11/1/26	6,470,000	6,618,357	(f)
Mars Inc., Senior Notes	2.700%	4/1/25	9,380,000	9,660,493	(f)
Mars Inc., Senior Notes	3.200%	4/1/30	4,880,000	5,104,402	(f)
WM Wrigley Jr. Co., Senior Notes	3.375%	10/21/20	690,000	685,820	(f)

Total Food Products				78,102,019

Household Products - 0.1%
Procter & Gamble Co., Senior Notes	3.000%	3/25/30	6,070,000	6,750,844
Procter & Gamble Co., Senior Notes	3.550%	3/25/40	8,340,000	9,748,526
Procter & Gamble Co., Senior Notes	3.600%	3/25/50	10,370,000	12,780,158

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2020 Quarterly Report	15

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Household Products - continued
Spectrum Brands Inc., Senior Notes	5.750%	7/15/25	6,450,000	$6,078,932
Spectrum Brands Inc., Senior Notes	5.000%	10/1/29	950,000	815,615	(f)

Total Household Products				36,174,075

Tobacco - 0.8%
Altria Group Inc., Senior Notes	4.750%	5/5/21	11,110,000	11,353,180
Altria Group Inc., Senior Notes	3.490%	2/14/22	5,980,000	6,122,453
Altria Group Inc., Senior Notes	2.850%	8/9/22	5,100,000	5,131,785
Altria Group Inc., Senior Notes	3.800%	2/14/24	6,610,000	6,712,728
Altria Group Inc., Senior Notes	4.400%	2/14/26	32,230,000	33,985,039
Altria Group Inc., Senior Notes	4.800%	2/14/29	29,040,000	30,287,562
Altria Group Inc., Senior Notes	5.800%	2/14/39	15,190,000	16,686,682
Altria Group Inc., Senior Notes	3.875%	9/16/46	6,950,000	6,297,477
Altria Group Inc., Senior Notes	5.950%	2/14/49	12,010,000	13,948,825
Altria Group Inc., Senior Notes	6.200%	2/14/59	4,650,000	5,134,785
BAT Capital Corp., Senior Notes	3.557%	8/15/27	15,851,000	14,962,358
BAT Capital Corp., Senior Notes	4.540%	8/15/47	43,950,000	40,211,041
Philip Morris International Inc., Senior Notes	2.900%	11/15/21	12,470,000	12,553,166
Philip Morris International Inc., Senior Notes	2.500%	8/22/22	4,200,000	4,216,669
Philip Morris International Inc., Senior Notes	2.500%	11/2/22	14,810,000	14,890,537

See Notes to Schedule of Investments.

16	Western Asset Core Plus Bond Fund 2020 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Tobacco - continued
Philip Morris International Inc., Senior Notes	4.500%	3/20/42	3,085,000	$3,454,266
Reynolds American Inc., Senior Notes	3.250%	6/12/20	3,842,000	3,830,612
Reynolds American Inc., Senior Notes	5.850%	8/15/45	7,579,000	8,179,434

Total Tobacco				237,958,599

TOTAL CONSUMER STAPLES				640,073,516

ENERGY - 4.2%
Energy Equipment & Services - 0.0%
Halliburton Co., Senior Notes	3.800%	11/15/25	818,000	773,582
Halliburton Co., Senior Notes	4.850%	11/15/35	5,090,000	3,957,356
Halliburton Co., Senior Notes	5.000%	11/15/45	8,510,000	6,598,237

Total Energy Equipment & Services				11,329,175

Oil, Gas & Consumable Fuels - 4.2%
Antero Resources Corp., Senior Notes	5.375%	11/1/21	6,524,000	4,781,831
Apache Corp., Senior Notes	3.250%	4/15/22	2,526,000	1,897,895
Apache Corp., Senior Notes	4.375%	10/15/28	9,630,000	5,153,904
Apache Corp., Senior Notes	4.250%	1/15/30	3,200,000	1,665,814
Apache Corp., Senior Notes	6.000%	1/15/37	1,006,000	563,889
Apache Corp., Senior Notes	5.100%	9/1/40	15,199,000	6,736,364
Apache Corp., Senior Notes	4.750%	4/15/43	12,060,000	5,356,231
Apache Corp., Senior Notes	4.250%	1/15/44	18,548,000	8,063,281
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	6.125%	11/15/22	5,520,000	4,169,477	(f)
BP Capital Markets America Inc., Senior Notes	3.216%	11/28/23	14,330,000	14,693,746
BP Capital Markets America Inc., Senior Notes	3.410%	2/11/26	17,380,000	17,402,406
BP Capital Markets America Inc., Senior Notes	3.119%	5/4/26	4,790,000	4,832,355
BP Capital Markets America Inc., Senior Notes	3.588%	4/14/27	7,160,000	7,135,813
BP Capital Markets America Inc., Senior Notes	3.000%	2/24/50	36,530,000	34,228,166
BP Capital Markets PLC, Senior Notes	3.561%	11/1/21	510,000	514,596

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2020 Quarterly Report	17

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - continued
BP Capital Markets PLC, Senior Notes	3.245%	5/6/22	1,650,000	$1,668,995
BP Capital Markets PLC, Senior Notes	3.535%	11/4/24	2,390,000	2,462,576
BP Capital Markets PLC, Senior Notes	3.506%	3/17/25	21,110,000	21,921,244
Cameron LNG LLC, Senior Secured Notes	2.902%	7/15/31	9,050,000	7,949,708	(f)
Cameron LNG LLC, Senior Secured Notes	3.302%	1/15/35	22,494,000	19,544,559	(f)
Chevron Corp., Senior Notes	2.954%	5/16/26	4,000	4,155
Cimarex Energy Co., Senior Notes	3.900%	5/15/27	26,499,000	17,785,139
Cimarex Energy Co., Senior Notes	4.375%	3/15/29	21,819,000	14,639,073
CNOOC Finance 2015 USA LLC, Senior Notes	3.500%	5/5/25	35,600,000	37,609,522
Concho Resources Inc., Senior Notes	4.375%	1/15/25	6,173,000	5,174,724
Concho Resources Inc., Senior Notes	3.750%	10/1/27	14,799,000	12,578,785
Concho Resources Inc., Senior Notes	4.300%	8/15/28	16,008,000	13,852,010
Conoco Funding Co., Senior Notes	7.250%	10/15/31	810,000	1,028,978
ConocoPhillips, Senior Notes	5.900%	10/15/32	10,000	11,525
ConocoPhillips, Senior Notes	6.500%	2/1/39	40,000	50,119
ConocoPhillips Holding Co., Senior Notes	6.950%	4/15/29	693,000	854,437
Continental Resources Inc., Senior Notes	4.500%	4/15/23	15,130,000	8,418,243
Continental Resources Inc., Senior Notes	3.800%	6/1/24	8,741,000	4,507,766
Continental Resources Inc., Senior Notes	4.375%	1/15/28	21,189,000	9,835,184
Continental Resources Inc., Senior Notes	4.900%	6/1/44	3,060,000	1,338,954
Devon Energy Corp., Senior Notes	5.850%	12/15/25	12,076,000	9,561,225
Devon Energy Corp., Senior Notes	5.600%	7/15/41	9,920,000	6,121,793

See Notes to Schedule of Investments.

18	Western Asset Core Plus Bond Fund 2020 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - continued
Devon Energy Corp., Senior Notes	4.750%	5/15/42	3,537,000	$2,126,709
Devon Energy Corp., Senior Notes	5.000%	6/15/45	38,990,000	25,007,727
Diamondback Energy Inc., Senior Notes	5.375%	5/31/25	8,210,000	6,072,320
Diamondback Energy Inc., Senior Notes	3.250%	12/1/26	430,000	304,677
Diamondback Energy Inc., Senior Notes	3.500%	12/1/29	7,622,000	5,211,990
Ecopetrol SA, Senior Notes	5.875%	5/28/45	27,530,000	24,675,552
Energy Transfer Operating LP, Junior Subordinated Notes (6.750% to 5/15/25 then 5 year Treasury Constant Maturity Rate + 5.134%)	6.750%	5/15/25	10,138,000	6,209,525	(e)(g)
Energy Transfer Operating LP, Senior Notes	2.900%	5/15/25	11,430,000	9,590,594
Energy Transfer Operating LP, Senior Notes	4.950%	6/15/28	4,888,000	4,052,261
Energy Transfer Operating LP, Senior Notes	5.250%	4/15/29	4,100,000	3,406,966
Energy Transfer Operating LP, Senior Notes	3.750%	5/15/30	39,330,000	30,488,971
Energy Transfer Operating LP, Senior Notes	6.250%	4/15/49	3,890,000	3,345,815
Energy Transfer Partners LP/ Regency Energy Finance Corp., Senior Notes	5.875%	3/1/22	5,781,000	5,434,798
Energy Transfer Partners LP/ Regency Energy Finance Corp., Senior Notes	4.500%	11/1/23	510,000	459,360
Enterprise Products Operating LLC, Senior Notes	4.150%	10/16/28	26,093,000	26,059,732
Enterprise Products Operating LLC, Senior Notes	3.125%	7/31/29	8,650,000	8,004,001
Enterprise Products Operating LLC, Senior Notes	2.800%	1/31/30	32,967,000	29,814,808
Enterprise Products Operating LLC, Senior Notes	7.550%	4/15/38	1,030,000	1,194,606

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2020 Quarterly Report	19

WESTERN ASSET CORE PLUS BOND FUND

Schedule of Investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - continued
Enterprise Products Operating LLC, Senior Notes	4.850%	3/15/44	970,000	$1,009,936
Enterprise Products Operating LLC, Senior Notes	4.800%	2/1/49	1,680,000	1,686,332
Enterprise Products Operating LLC, Senior Notes	4.200%	1/31/50	3,370,000	3,255,558
Enterprise Products Operating LLC, Senior Notes	3.700%	1/31/51	8,477,000	7,574,143
Enterprise Products Operating LLC, Senior Notes	3.950%	1/31/60	6,940,000	5,912,431
EOG Resources Inc., Senior Notes	4.150%	1/15/26	5,682,000	5,827,219
EOG Resources Inc., Senior Notes	3.900%	4/1/35	12,960,000	13,081,699
Exxon Mobil Corp., Senior Notes	2.992%	3/19/25	14,830,000	15,717,668
Exxon Mobil Corp., Senior Notes	3.043%	3/1/26	11,540,000	12,225,263
Exxon Mobil Corp., Senior Notes	3.482%	3/19/30	13,120,000	14,508,261
Exxon Mobil Corp., Senior Notes	4.114%	3/1/46	22,720,000	26,970,259
KazMunayGas National Co. JSC, Senior Notes	5.375%	4/24/30	2,050,000	2,027,450	(f)
KazMunayGas National Co. JSC, Senior Notes	6.375%	10/24/48	7,310,000	7,269,795	(f)
Kinder Morgan Energy Partners LP, Senior Notes	3.500%	3/1/21	4,510,000	4,453,181
Kinder Morgan Energy Partners LP, Senior Notes	7.300%	8/15/33	1,497,000	1,710,664
Kinder Morgan Energy Partners LP, Senior Notes	6.550%	9/15/40	1,450,000	1,590,445
Kinder Morgan Energy Partners LP, Senior Notes	6.375%	3/1/41	1,720,000	1,736,262
Kinder Morgan Energy Partners LP, Senior Notes	5.500%	3/1/44	1,260,000	1,256,277
Kinder Morgan Inc., Senior Notes	4.300%	6/1/25	2,820,000	2,882,744
Kinder Morgan Inc., Senior Notes	7.800%	8/1/31	3,276,000	3,730,974

See Notes to Schedule of Investments.

20	Western Asset Core Plus Bond Fund 2020 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - continued
Kinder Morgan Inc., Senior Notes	5.550%	6/1/45	7,860,000	$8,043,593
Kinder Morgan Inc., Senior Notes	5.050%	2/15/46	5,330,000	5,198,056
Kinder Morgan Inc., Senior Notes	5.200%	3/1/48	8,770,000	8,726,947
MPLX LP, Senior Notes	4.875%	12/1/24	9,800,000	8,016,068
MPLX LP, Senior Notes	4.875%	6/1/25	7,870,000	6,491,237
MPLX LP, Senior Notes	4.800%	2/15/29	8,850,000	7,809,772
MPLX LP, Senior Notes	4.500%	4/15/38	11,800,000	9,250,643
MPLX LP, Senior Notes	4.700%	4/15/48	11,880,000	9,239,646
MPLX LP, Senior Notes	5.500%	2/15/49	9,296,000	7,870,724
Noble Energy Inc., Senior Notes	3.850%	1/15/28	19,795,000	14,032,390
Noble Energy Inc., Senior Notes	5.250%	11/15/43	6,205,000	3,656,541
Noble Energy Inc., Senior Notes	5.050%	11/15/44	1,741,000	1,078,552
Noble Energy Inc., Senior Notes	4.950%	8/15/47	2,370,000	1,384,888
Oasis Petroleum Inc., Senior Notes	6.875%	3/15/22	2,750,000	563,750
Oasis Petroleum Inc., Senior Notes	6.875%	1/15/23	3,337,000	709,112
Occidental Petroleum Corp., Senior Notes	4.850%	3/15/21	12,852,000	10,792,304
Occidental Petroleum Corp., Senior Notes	2.600%	8/13/21	18,700,000	14,714,444
Occidental Petroleum Corp., Senior Notes	3.125%	2/15/22	5,170,000	3,776,413
Occidental Petroleum Corp., Senior Notes	2.700%	8/15/22	12,200,000	8,710,168
Occidental Petroleum Corp., Senior Notes	6.950%	7/1/24	3,151,000	1,774,257
Occidental Petroleum Corp., Senior Notes	2.900%	8/15/24	21,930,000	12,025,012
Occidental Petroleum Corp., Senior Notes	5.550%	3/15/26	2,360,000	1,250,397
Occidental Petroleum Corp., Senior Notes	3.400%	4/15/26	9,455,000	4,564,649

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2020 Quarterly Report	21

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - continued
Occidental Petroleum Corp., Senior Notes	3.200%	8/15/26	19,417,000	$9,324,935
Occidental Petroleum Corp., Senior Notes	3.000%	2/15/27	7,460,000	3,465,467
Occidental Petroleum Corp., Senior Notes	3.500%	8/15/29	750,000	355,127
Occidental Petroleum Corp., Senior Notes	7.500%	5/1/31	6,470,000	3,347,204
Occidental Petroleum Corp., Senior Notes	7.875%	9/15/31	4,792,000	2,546,718
Occidental Petroleum Corp., Senior Notes	6.450%	9/15/36	23,185,000	11,128,936
Occidental Petroleum Corp., Senior Notes	4.500%	7/15/44	1,880,000	811,696
Occidental Petroleum Corp., Senior Notes	4.625%	6/15/45	5,705,000	2,425,816
Occidental Petroleum Corp., Senior Notes	6.600%	3/15/46	13,540,000	6,332,706
Occidental Petroleum Corp., Senior Notes	4.400%	4/15/46	2,710,000	1,151,456
Occidental Petroleum Corp., Senior Notes	4.100%	2/15/47	16,045,000	6,793,827
Occidental Petroleum Corp., Senior Notes	4.200%	3/15/48	7,630,000	3,279,905
Occidental Petroleum Corp., Senior Notes (3 mo. USD LIBOR + 0.950%)	2.684%	2/8/21	21,390,000	16,953,233	(e)
Petrobras Global Finance BV, Senior Notes	6.125%	1/17/22	3,125,000	3,143,550
Petrobras Global Finance BV, Senior Notes	6.250%	3/17/24	14,259,000	14,191,341
Petrobras Global Finance BV, Senior Notes	5.299%	1/27/25	92,550,000	88,732,775
Petrobras Global Finance BV, Senior Notes	7.375%	1/17/27	7,710,000	7,943,844
Petrobras Global Finance BV, Senior Notes	5.750%	2/1/29	16,560,000	15,707,988
Petrobras Global Finance BV, Senior Notes	7.250%	3/17/44	23,200,000	23,689,636
Petroleos Mexicanos, Senior Notes	6.875%	8/4/26	4,350,000	3,354,035

See Notes to Schedule of Investments.

22	Western Asset Core Plus Bond Fund 2020 Quarterly Report

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Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - continued
Petroleos Mexicanos, Senior Notes	6.625%	6/15/35	14,490,000	$10,080,765
Petroleos Mexicanos, Senior Notes	5.500%	6/27/44	3,860,000	2,413,677
Petroleos Mexicanos, Senior Notes	6.375%	1/23/45	14,210,000	9,132,838
QEP Resources Inc., Senior Notes	6.875%	3/1/21	2,920,000	1,514,604
Range Resources Corp., Senior Notes	5.875%	7/1/22	542,000	394,812
Range Resources Corp., Senior Notes	5.000%	3/15/23	9,630,000	7,101,836
Range Resources Corp., Senior Notes	4.875%	5/15/25	5,160,000	3,108,900
Sabine Pass Liquefaction LLC, Senior Secured Notes	5.750%	5/15/24	2,870,000	2,662,244
Schlumberger Holdings Corp., Senior Notes	3.900%	5/17/28	5,110,000	4,757,264	(f)
Shell International Finance BV, Senior Notes	2.875%	5/10/26	5,450,000	5,627,927
Shell International Finance BV, Senior Notes	6.375%	12/15/38	4,655,000	6,445,878
Shell International Finance BV, Senior Notes	4.550%	8/12/43	6,360,000	7,405,011
Shell International Finance BV, Senior Notes	4.375%	5/11/45	13,770,000	15,969,548
Shell International Finance BV, Senior Notes	4.000%	5/10/46	8,940,000	9,968,643
Shell International Finance BV, Senior Notes	3.750%	9/12/46	690,000	741,027
Sinopec Group Overseas Development 2014 Ltd., Senior Notes	4.375%	4/10/24	17,660,000	18,891,727	(f)
Southern Natural Gas Co. LLC, Senior Notes	8.000%	3/1/32	9,413,000	11,334,158
Sunoco Logistics Partners Operations LP, Senior Notes	5.300%	4/1/44	1,170,000	924,518
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	4.250%	11/15/23	3,510,000	3,043,012

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2020 Quarterly Report	23

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - continued
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.875%	4/15/26	1,845,000	$1,541,723
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.375%	2/1/27	1,300,000	1,077,115
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.500%	7/15/27	4,230,000	3,637,800
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.875%	1/15/29	2,120,000	1,722,500
Tennessee Gas Pipeline Co. LLC, Senior Notes	2.900%	3/1/30	18,290,000	15,547,244	(f)
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.850%	2/1/26	34,600,000	39,465,628
Western Midstream Operating LP, Senior Notes	3.100%	2/1/25	9,840,000	5,030,906
Western Midstream Operating LP, Senior Notes	4.500%	3/1/28	2,363,000	1,136,202
Western Midstream Operating LP, Senior Notes	4.050%	2/1/30	49,825,000	21,799,139
Western Midstream Operating LP, Senior Notes	5.500%	8/15/48	1,170,000	455,532
Western Midstream Operating LP, Senior Notes	5.250%	2/1/50	6,340,000	2,643,277
Western Midstream Operating LP, Senior Notes (3 mo. USD LIBOR + 0.850%)	2.698%	1/13/23	3,870,000	2,042,189	(e)
Whiting Petroleum Corp., Senior Notes	5.750%	3/15/21	2,990,000	221,110
Williams Cos. Inc., Senior Notes	7.875%	9/1/21	7,903,000	7,922,881
Williams Cos. Inc., Senior Notes	3.700%	1/15/23	3,960,000	3,665,989
Williams Cos. Inc., Senior Notes	4.550%	6/24/24	1,790,000	1,639,606
Williams Cos. Inc., Senior Notes	3.750%	6/15/27	210,000	192,783
Williams Cos. Inc., Senior Notes	7.500%	1/15/31	4,249,000	4,946,540

See Notes to Schedule of Investments.

24	Western Asset Core Plus Bond Fund 2020 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - continued
Williams Cos. Inc., Senior Notes	7.750%	6/15/31	6,418,000	$6,837,810
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	3,035,000	3,302,764
Williams Cos. Inc., Senior Notes	5.750%	6/24/44	900,000	941,872
Williams Cos. Inc., Senior Notes	4.850%	3/1/48	8,529,000	7,987,066
WPX Energy Inc., Senior Notes	6.000%	1/15/22	270,000	218,278
WPX Energy Inc., Senior Notes	8.250%	8/1/23	1,440,000	1,070,993
WPX Energy Inc., Senior Notes	5.250%	10/15/27	1,920,000	1,066,656
WPX Energy Inc., Senior Notes	4.500%	1/15/30	1,728,000	944,784

Total Oil, Gas & Consumable Fuels				1,272,937,989

TOTAL ENERGY				1,284,267,164

FINANCIALS - 10.2%
Banks - 7.7%
ABN AMRO Bank NV, Senior Notes	2.450%	6/4/20	4,912,000	4,889,180	(f)
ABN AMRO Bank NV, Subordinated Notes	4.750%	7/28/25	8,210,000	8,278,470	(f)
BAC Capital Trust XIV, Junior Subordinated Notes (the greater of 3 mo. USD LIBOR + 0.400% or 4.000%)	4.000%	4/16/20	12,050,000	9,811,652	(e)(g)
Banco Santander SA, Senior Notes	3.848%	4/12/23	8,600,000	8,654,935
Banco Santander SA, Senior Notes	4.379%	4/12/28	28,000,000	28,320,694
Banco Santander SA, Senior Notes (3 mo. USD LIBOR + 1.120%)	2.968%	4/12/23	6,200,000	5,960,954	(e)
Bank of America Corp., Junior Subordinated Notes (6.100% to 3/17/25 then 3 mo. USD LIBOR + 3.898%)	6.100%	3/17/25	910,000	919,732	(e)(g)
Bank of America Corp., Senior Notes	3.300%	1/11/23	28,960,000	30,043,527

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2020 Quarterly Report	25

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Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - continued
Bank of America Corp., Senior Notes	4.125%	1/22/24	230,000	$243,510
Bank of America Corp., Senior Notes	4.000%	4/1/24	13,890,000	14,749,041
Bank of America Corp., Senior Notes	3.500%	4/19/26	16,160,000	17,201,835
Bank of America Corp., Senior Notes	5.000%	1/21/44	33,160,000	42,289,920
Bank of America Corp., Senior Notes (3.004% to 12/20/22 then 3 mo. USD LIBOR + 0.790%)	3.004%	12/20/23	39,972,000	40,837,691	(e)
Bank of America Corp., Senior Notes (3.419% to 12/20/27 then 3 mo. USD LIBOR + 1.040%)	3.419%	12/20/28	27,181,000	28,095,207	(e)
Bank of America Corp., Senior Notes (3.550% to 3/5/23 then 3 mo. USD LIBOR + 0.780%)	3.550%	3/5/24	20,980,000	21,851,825	(e)
Bank of America Corp., Senior Notes (3.593% to 7/21/27 then 3 mo. USD LIBOR + 1.370%)	3.593%	7/21/28	7,230,000	7,407,449	(e)
Bank of America Corp., Senior Notes (3.970% to 3/5/28 then 3 mo. USD LIBOR + 1.070%)	3.970%	3/5/29	85,750,000	89,734,499	(e)
Bank of America Corp., Senior Notes (3.974% to 2/7/29 then 3 mo. USD LIBOR + 1.210%)	3.974%	2/7/30	8,130,000	8,780,011	(e)
Bank of America Corp., Senior Notes (4.083% to 3/20/50 then 3 mo. USD LIBOR + 3.150%)	4.083%	3/20/51	52,790,000	60,592,345	(e)
Bank of America Corp., Senior Notes (4.330% to 3/15/49 then 3 mo. USD LIBOR + 1.520%)	4.330%	3/15/50	7,370,000	8,728,574	(e)
Bank of America Corp., Subordinated Notes	4.200%	8/26/24	14,080,000	15,002,832

See Notes to Schedule of Investments.

26	Western Asset Core Plus Bond Fund 2020 Quarterly Report

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Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - continued
Bank of America Corp., Subordinated Notes	4.000%	1/22/25	4,300,000	$4,533,202
Bank of America Corp., Subordinated Notes	4.450%	3/3/26	3,050,000	3,291,828
Bank of America Corp., Subordinated Notes	4.250%	10/22/26	12,000,000	12,784,111
Bank of Montreal, Subordinated Notes (3.803% to 12/15/27 then USD 5 year ICE Swap Rate + 1.432%)	3.803%	12/15/32	3,780,000	3,674,614	(e)
Banque Federative du Credit Mutuel SA, Senior Notes	2.200%	7/20/20	5,000,000	4,991,315	(f)
Barclays PLC, Senior Notes (4.972% to 5/16/28 then 3 mo. USD LIBOR + 1.902%)	4.972%	5/16/29	10,900,000	11,680,809	(e)
Barclays PLC, Subordinated Notes (5.088% to 6/20/29 then 3 mo. USD LIBOR + 3.054%)	5.088%	6/20/30	65,350,000	68,416,504	(e)
BNP Paribas SA, Senior Notes	3.375%	1/9/25	6,895,000	6,847,910	(f)
BNP Paribas SA, Senior Notes	4.400%	8/14/28	46,530,000	49,727,093	(f)
BNP Paribas SA, Senior Notes (4.705% to 1/10/24 then 3 mo. USD LIBOR + 2.235%)	4.705%	1/10/25	51,040,000	53,258,573	(e)(f)
BNP Paribas SA, Senior Notes (5.198% to 1/10/29 then 3 mo. USD LIBOR + 2.567%)	5.198%	1/10/30	16,350,000	18,079,112	(e)(f)
BNP Paribas SA, Subordinated Notes	4.625%	3/13/27	9,790,000	10,214,432	(f)
BNP Paribas SA, Subordinated Notes (4.375% to 3/1/28 then USD 5 year ICE Swap Rate + 1.483%)	4.375%	3/1/33	6,530,000	7,153,144	(e)(f)
BPCE SA, Subordinated Notes	5.150%	7/21/24	3,300,000	3,484,956	(f)
CIT Group Inc., Senior Notes	4.750%	2/16/24	7,040,000	6,908,000
CIT Group Inc., Senior Notes	5.250%	3/7/25	5,730,000	5,622,591

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2020 Quarterly Report	27

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Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - continued
Citigroup Inc., Junior Subordinated Notes (5.950% to 1/30/23 then 3 mo. USD LIBOR + 4.068%)	5.950%	1/30/23	6,050,000	$5,865,535	(e)(g)
Citigroup Inc., Junior Subordinated Notes (5.950% to 5/15/25 then 3 mo. USD LIBOR + 3.905%)	5.950%	5/15/25	25,330,000	24,556,042	(e)(g)
Citigroup Inc., Junior Subordinated Notes (6.300% to 5/15/24 then 3 mo. USD LIBOR + 3.423%)	6.300%	5/15/24	3,700,000	3,499,997	(e)(g)
Citigroup Inc., Senior Notes	8.125%	7/15/39	2,195,000	3,453,038
Citigroup Inc., Senior Notes	4.650%	7/30/45	24,812,000	28,493,601
Citigroup Inc., Senior Notes	4.650%	7/23/48	3,000,000	3,621,641
Citigroup Inc., Senior Notes (2.666% to 1/29/30 then SOFR + 1.146%)	2.666%	1/29/31	20,000,000	19,465,555	(e)
Citigroup Inc., Senior Notes (3.520% to 10/27/27 then 3 mo. USD LIBOR + 1.151%)	3.520%	10/27/28	65,050,000	65,204,737	(e)
Citigroup Inc., Senior Notes (3.980% to 3/20/29 then 3 mo. USD LIBOR + 1.338%)	3.980%	3/20/30	7,640,000	8,157,320	(e)
Citigroup Inc., Senior Notes (4.075% to 4/23/28 then 3 mo. USD LIBOR + 1.192%)	4.075%	4/23/29	16,280,000	17,035,966	(e)
Citigroup Inc., Senior Notes (4.412% to 3/31/30 then SOFR + 3.914%)	4.412%	3/31/31	18,680,000	20,565,196	(e)
Citigroup Inc., Subordinated Notes	4.050%	7/30/22	704,000	715,453
Citigroup Inc., Subordinated Notes	4.400%	6/10/25	19,090,000	19,997,200
Citigroup Inc., Subordinated Notes	5.500%	9/13/25	25,260,000	27,706,526
Citigroup Inc., Subordinated Notes	4.300%	11/20/26	11,500,000	12,058,219
Citigroup Inc., Subordinated Notes	4.450%	9/29/27	36,920,000	38,631,294

See Notes to Schedule of Investments.

28	Western Asset Core Plus Bond Fund 2020 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - continued
Citigroup Inc., Subordinated Notes	6.625%	6/15/32	1,660,000	$2,001,759
Citigroup Inc., Subordinated Notes	6.125%	8/25/36	133,000	158,116
Citigroup Inc., Subordinated Notes	6.675%	9/13/43	2,824,000	3,713,514
Citigroup Inc., Subordinated Notes	5.300%	5/6/44	1,789,000	2,109,756
Citigroup Inc., Subordinated Notes	4.750%	5/18/46	2,080,000	2,337,601
Cooperatieve Rabobank UA, Senior Notes	4.625%	12/1/23	24,060,000	24,919,749
Cooperatieve Rabobank UA, Senior Notes	4.375%	8/4/25	32,450,000	33,298,515
Cooperatieve Rabobank UA, Senior Notes	5.250%	8/4/45	8,420,000	10,256,878
Credit Agricole SA, Subordinated Notes (4.000% to 1/10/28 then USD 5 year ICE Swap Rate + 1.644%)	4.000%	1/10/33	10,180,000	10,264,570	(e)(f)
Danske Bank A/S, Senior Notes	5.000%	1/12/22	31,300,000	32,164,554	(f)
Danske Bank A/S, Senior Notes	3.875%	9/12/23	3,510,000	3,470,964	(f)
Danske Bank A/S, Senior Notes	5.375%	1/12/24	18,650,000	19,265,114	(f)
Danske Bank A/S, Senior Notes (3.001% to 9/20/21 then 3 mo. USD LIBOR + 1.249%)	3.001%	9/20/22	11,830,000	11,786,045	(e)(f)
Danske Bank A/S, Senior Notes (3.244% to 12/20/24 then 3 mo. USD LIBOR + 1.591%)	3.244%	12/20/25	5,370,000	5,000,516	(e)(f)
HSBC Bank USA NA, Subordinated Notes	4.875%	8/24/20	17,967,000	18,098,384
HSBC Holdings PLC, Junior Subordinated Notes (6.250% to 3/23/23 then USD 5 year ICE Swap Rate + 3.453%)	6.250%	3/23/23	11,830,000	10,963,334	(e)(g)

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2020 Quarterly Report	29

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Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - continued
HSBC Holdings PLC, Junior Subordinated Notes (6.500% to 3/23/28 then USD 5 year ICE Swap Rate + 3.606%)	6.500%	3/23/28	24,390,000	$22,824,528	(e)(g)
HSBC Holdings PLC, Senior Notes	3.400%	3/8/21	26,610,000	26,764,891
HSBC Holdings PLC, Senior Notes	4.300%	3/8/26	1,750,000	1,862,485
HSBC Holdings PLC, Senior Notes	3.900%	5/25/26	13,485,000	13,746,432
HSBC Holdings PLC, Senior Notes	4.950%	3/31/30	4,880,000	5,335,313
HSBC Holdings PLC, Senior Notes (3.973% to 5/22/29 then 3 mo. USD LIBOR + 1.610%)	3.973%	5/22/30	28,460,000	29,208,253	(e)
HSBC Holdings PLC, Senior Notes (4.583% to 6/19/28 then 3 mo. USD LIBOR + 1.535%)	4.583%	6/19/29	47,560,000	50,500,664	(e)
HSBC Holdings PLC, Subordinated Notes	4.250%	3/14/24	8,270,000	8,501,718
HSBC Holdings PLC, Subordinated Notes	4.250%	8/18/25	17,750,000	18,363,549
Intesa Sanpaolo SpA, Senior Notes	3.125%	7/14/22	13,100,000	12,514,900	(f)
Intesa Sanpaolo SpA, Senior Notes	3.375%	1/12/23	17,880,000	17,032,497	(f)
Intesa Sanpaolo SpA, Subordinated Notes	5.017%	6/26/24	36,780,000	36,093,716	(f)
Intesa Sanpaolo SpA, Subordinated Notes	5.710%	1/15/26	13,320,000	13,002,995	(f)
JPMorgan Chase & Co., Senior Notes	4.400%	7/22/20	10,770,000	10,795,073
JPMorgan Chase & Co., Senior Notes	2.550%	3/1/21	4,220,000	4,231,304
JPMorgan Chase & Co., Senior Notes	4.350%	8/15/21	1,780,000	1,826,916
JPMorgan Chase & Co., Senior Notes	4.500%	1/24/22	9,480,000	9,909,830

See Notes to Schedule of Investments.

30	Western Asset Core Plus Bond Fund 2020 Quarterly Report

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Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - continued
JPMorgan Chase & Co., Senior Notes	3.625%	5/13/24	20,000	$20,895
JPMorgan Chase & Co., Senior Notes (3.509% to 1/23/28 then 3 mo. USD LIBOR + 0.945%)	3.509%	1/23/29	29,830,000	30,773,514	(e)
JPMorgan Chase & Co., Senior Notes (4.023% to 12/5/23 then 3 mo. USD LIBOR + 1.000%)	4.023%	12/5/24	35,640,000	37,821,502	(e)
JPMorgan Chase & Co., Senior Notes (4.203% to 7/23/28 then 3 mo. USD LIBOR + 1.260%)	4.203%	7/23/29	18,900,000	20,778,473	(e)
JPMorgan Chase & Co., Senior Notes (4.452% to 12/5/28 then 3 mo. USD LIBOR + 1.330%)	4.452%	12/5/29	7,130,000	8,038,298	(e)
JPMorgan Chase & Co., Subordinated Notes	3.875%	9/10/24	3,195,000	3,375,171
JPMorgan Chase & Co., Subordinated Notes	4.125%	12/15/26	14,330,000	15,446,967
JPMorgan Chase & Co., Subordinated Notes	4.250%	10/1/27	4,050,000	4,418,900
JPMorgan Chase & Co., Subordinated Notes	4.950%	6/1/45	20,670,000	25,989,011
Lloyds Bank PLC, Senior Notes	2.700%	8/17/20	2,110,000	2,084,409
Lloyds Bank PLC, Senior Notes	6.500%	9/14/20	100,000	101,312	(f)
Lloyds Banking Group PLC, Junior Subordinated Notes (7.500% to 9/27/25 then USD 5 year ICE Swap Rate + 4.496%)	7.500%	9/27/25	1,000,000	899,495	(e)(g)
Lloyds Banking Group PLC, Senior Notes	3.900%	3/12/24	10,560,000	10,705,848
Lloyds Banking Group PLC, Senior Notes	4.375%	3/22/28	14,100,000	15,053,883
Lloyds Banking Group PLC, Senior Notes	4.550%	8/16/28	200,000	208,650

See Notes to Schedule of Investments.

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Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - continued
Lloyds Banking Group PLC, Senior Notes (3.574% to 11/7/27 then 3 mo. USD LIBOR + 1.205%)	3.574%	11/7/28	2,261,000	$2,247,859	(e)
Lloyds Banking Group PLC, Subordinated Notes	4.500%	11/4/24	15,350,000	15,490,940
Mitsubishi UFJ Financial Group Inc., Senior Notes	2.998%	2/22/22	7,240,000	7,383,175
Nordea Bank Abp, Subordinated Notes	4.875%	5/13/21	14,640,000	14,914,443	(f)
Royal Bank of Canada, Senior Notes	2.150%	10/26/20	9,960,000	9,955,901
Royal Bank of Canada, Senior Notes	3.200%	4/30/21	11,940,000	12,086,250
Royal Bank of Scotland Group PLC, Senior Notes (4.269% to 3/22/24 then 3 mo. USD LIBOR + 1.762%)	4.269%	3/22/25	10,710,000	11,172,125	(e)
Royal Bank of Scotland Group PLC, Senior Notes (4.519% to 6/25/23 then 3 mo. USD LIBOR + 1.550%)	4.519%	6/25/24	10,000,000	10,084,425	(e)
Royal Bank of Scotland Group PLC, Senior Notes (4.892% to 5/18/28 then 3 mo. USD LIBOR + 1.754%)	4.892%	5/18/29	5,450,000	5,779,620	(e)
Royal Bank of Scotland Group PLC, Senior Notes (5.076% to 1/27/29 then 3 mo. USD LIBOR + 1.905%)	5.076%	1/27/30	3,000,000	2,993,731	(e)
Royal Bank of Scotland Group PLC, Subordinated Notes	6.125%	12/15/22	6,229,000	6,442,205
Royal Bank of Scotland Group PLC, Subordinated Notes	6.100%	6/10/23	12,920,000	13,384,942
Royal Bank of Scotland Group PLC, Subordinated Notes	6.000%	12/19/23	15,075,000	15,831,538
Royal Bank of Scotland Group PLC, Subordinated Notes	5.125%	5/28/24	24,180,000	24,809,054
Santander UK Group Holdings PLC, Subordinated Notes	5.625%	9/15/45	3,560,000	4,077,785	(f)

See Notes to Schedule of Investments.

32	Western Asset Core Plus Bond Fund 2020 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - continued
Santander UK PLC, Subordinated Notes	5.000%	11/7/23	264,000	$266,426	(f)
Standard Chartered PLC, Subordinated Notes	5.700%	3/26/44	715,000	745,624	(f)
Sumitomo Mitsui Financial Group Inc., Senior Notes	2.058%	7/14/21	10,680,000	10,602,027
Svenska Handelsbanken AB, Senior Notes	3.350%	5/24/21	13,040,000	13,201,152
Toronto-Dominion Bank, Senior Notes	3.250%	6/11/21	14,710,000	15,019,273
UniCredit SpA, Senior Notes	6.572%	1/14/22	30,090,000	30,677,727	(f)
UniCredit SpA, Subordinated Notes (7.296% to 4/2/29 then USD 5 year ICE Swap Rate + 4.914%)	7.296%	4/2/34	1,450,000	1,378,200	(e)(f)
US Bank NA, Senior Notes	3.150%	4/26/21	11,950,000	12,054,176
Wachovia Capital Trust III Ltd., Junior Subordinated Bonds (the greater of 3 mo. USD LIBOR + 0.930% or 5.570%)	5.570%	5/1/20	38,301,000	37,210,188	(e)(g)
Wells Fargo & Co., Junior Subordinated Notes	5.950%	12/1/86	5,612,000	4,969,593
Wells Fargo & Co., Senior Notes	4.600%	4/1/21	13,950,000	14,257,707
Wells Fargo & Co., Senior Notes	3.750%	1/24/24	11,840,000	12,536,788
Wells Fargo & Co., Senior Notes	3.000%	10/23/26	29,510,000	30,235,088
Wells Fargo & Co., Senior Notes	4.150%	1/24/29	23,420,000	25,672,643
Wells Fargo & Co., Senior Notes (2.879% to 10/30/29 then 3 mo. USD LIBOR + 1.170%)	2.879%	10/30/30	5,770,000	5,727,041	(e)
Wells Fargo & Co., Senior Notes (3.584% to 5/22/27 then 3 mo. USD LIBOR + 1.310%)	3.584%	5/22/28	23,440,000	23,881,793	(e)

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2020 Quarterly Report	33

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - continued
Wells Fargo & Co., Senior Notes (4.478% to 4/4/30 then 3 mo. USD LIBOR + 3.770%)	4.478%	4/4/31	10,920,000	$12,411,592	(e)
Wells Fargo & Co., Senior Notes (5.013% to 4/4/50 then 3 mo. USD LIBOR + 4.240%)	5.013%	4/4/51	113,020,000	145,549,466	(e)
Wells Fargo & Co., Subordinated Notes	3.450%	2/13/23	6,860,000	7,048,570
Wells Fargo & Co., Subordinated Notes	4.480%	1/16/24	1,802,000	1,894,498
Wells Fargo & Co., Subordinated Notes	4.300%	7/22/27	29,690,000	31,695,157
Wells Fargo & Co., Subordinated Notes	5.375%	11/2/43	8,140,000	9,576,054
Wells Fargo & Co., Subordinated Notes	5.606%	1/15/44	1,840,000	2,210,512
Wells Fargo & Co., Subordinated Notes	4.650%	11/4/44	20,450,000	22,537,477
Wells Fargo & Co., Subordinated Notes	4.900%	11/17/45	16,404,000	18,772,587
Wells Fargo & Co., Subordinated Notes	4.400%	6/14/46	3,070,000	3,312,799
Wells Fargo & Co., Subordinated Notes	4.750%	12/7/46	22,515,000	24,982,274
Westpac Banking Corp., Senior Notes	2.300%	5/26/20	1,525,000	1,523,430
Westpac Banking Corp., Senior Notes	2.600%	11/23/20	12,004,000	12,018,188

Total Banks				2,358,752,201

Capital Markets - 1.9%
CME Group Inc., Senior Notes	5.300%	9/15/43	4,500,000	6,062,636
Credit Suisse Group AG, Junior Subordinated Notes (7.500% to 7/17/23 then USD 5 year ICE Swap Rate + 4.600%)	7.500%	7/17/23	2,000,000	1,844,590	(e)(f)(g)

See Notes to Schedule of Investments.

34	Western Asset Core Plus Bond Fund 2020 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Capital Markets - continued
Credit Suisse Group AG, Senior Notes (2.593% to 9/11/24 then SOFR + 1.560%)	2.593%	9/11/25	6,450,000	$6,137,918	(e)(f)
Credit Suisse Group AG, Senior Notes (4.194% to 4/1/30 then SOFR + 3.730%)	4.194%	4/1/31	13,870,000	14,231,958	(a)(e)(f)
Credit Suisse Group Funding Guernsey Ltd., Senior Notes	4.550%	4/17/26	3,720,000	3,905,338
Credit Suisse Group Funding Guernsey Ltd., Senior Notes	4.875%	5/15/45	3,285,000	4,012,008
Goldman Sachs Capital II, Junior Subordinated Notes (3 mo. USD LIBOR + 0.768%, 4.000% floor)	4.000%	5/1/20	413,000	302,211	(e)(g)
Goldman Sachs Group Inc., Senior Notes	6.000%	6/15/20	3,946,000	3,969,901
Goldman Sachs Group Inc., Senior Notes	5.250%	7/27/21	5,320,000	5,494,844
Goldman Sachs Group Inc., Senior Notes	3.200%	2/23/23	12,610,000	12,861,959
Goldman Sachs Group Inc., Senior Notes	4.000%	3/3/24	5,100,000	5,340,127
Goldman Sachs Group Inc., Senior Notes	3.850%	7/8/24	5,410,000	5,651,036
Goldman Sachs Group Inc., Senior Notes	3.500%	1/23/25	10,000,000	10,242,719
Goldman Sachs Group Inc., Senior Notes	3.500%	11/16/26	10,633,000	10,812,219
Goldman Sachs Group Inc., Senior Notes	6.250%	2/1/41	29,580,000	39,967,696
Goldman Sachs Group Inc., Senior Notes	4.750%	10/21/45	20,030,000	23,838,828
Goldman Sachs Group Inc., Senior Notes (2.876% to 10/31/21 then 3 mo. USD LIBOR + 0.821%)	2.876%	10/31/22	34,600,000	34,789,156	(e)
Goldman Sachs Group Inc., Senior Notes (3.691% to 6/5/27 then 3 mo. USD LIBOR + 1.510%)	3.691%	6/5/28	5,760,000	5,925,299	(e)

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2020 Quarterly Report	35

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Capital Markets - continued
Goldman Sachs Group Inc., Senior Notes (3.814% to 4/23/28 then 3 mo. USD LIBOR + 1.158%)	3.814%	4/23/29	68,385,000	$70,775,880	(e)
Goldman Sachs Group Inc., Senior Notes (4.223% to 5/1/28 then 3 mo. USD LIBOR + 1.301%)	4.223%	5/1/29	21,650,000	23,088,277	(e)
Goldman Sachs Group Inc., Subordinated Notes	4.250%	10/21/25	24,160,000	24,953,731
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	8,640,000	11,469,560
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	21,841,000	25,332,577
KKR Group Finance Co. II LLC, Senior Notes	5.500%	2/1/43	1,398,000	1,544,676	(f)
Lehman Brothers Holdings Capital Trust VII, Junior Subordinated Notes	5.857%	5/1/20	5,550,000	0	*(b)(d)(g)(h)(i)
Lehman Brothers Holdings E-Capital Trust I, Junior Subordinated Notes	2.231%	8/19/65	190,000	0	*(b)(d)(h)(i)
Lehman Brothers Holdings Inc., Junior Subordinated Notes	6.500%	7/19/17	5,280,000	0	*(b)(d)(i)(j)
Lehman Brothers Holdings Inc., Subordinated Notes	6.750%	12/28/17	1,070,000	0	*(b)(d)(i)(j)
Morgan Stanley, Senior Notes	5.500%	7/24/20	1,710,000	1,726,253
Morgan Stanley, Senior Notes (2.699% to 1/22/30 then SOFR + 1.143%)	2.699%	1/22/31	26,340,000	25,852,280	(e)
Morgan Stanley, Senior Notes (3.622% to 4/1/30 then SOFR + 3.120%)	3.622%	4/1/31	42,910,000	44,975,545	(e)
Morgan Stanley, Senior Notes (3.772% to 1/24/28 then 3 mo. USD LIBOR + 1.140%)	3.772%	1/24/29	35,353,000	37,319,457	(e)

See Notes to Schedule of Investments.

36	Western Asset Core Plus Bond Fund 2020 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Capital Markets - continued
Morgan Stanley, Senior Notes (4.431% to 1/23/29 then 3 mo. USD LIBOR + 1.628%)	4.431%	1/23/30	1,160,000	$1,290,149	(e)
Morgan Stanley, Senior Notes (5.597% to 3/24/50 then SOFR + 4.840%)	5.597%	3/24/51	4,380,000	6,100,200	(e)
UBS AG, Senior Notes	4.500%	6/26/48	3,490,000	4,191,401	(f)
UBS Group AG, Junior Subordinated Notes (7.000% to 1/31/24 then USD 5 year ICE Swap Rate + 4.344%)	7.000%	1/31/24	40,650,000	38,239,252	(e)(f)(g)
UBS Group AG, Senior Notes	3.491%	5/23/23	32,680,000	33,069,350	(f)
UBS Group AG, Senior Notes	4.125%	9/24/25	4,880,000	5,078,907	(f)
UBS Group AG, Senior Notes	4.253%	3/23/28	24,590,000	25,817,491	(f)

Total Capital Markets				576,215,429

Consumer Finance - 0.0%
American Express Credit Corp., Senior Notes	2.375%	5/26/20	12,230,000	12,229,861

Diversified Financial Services - 0.3%
AerCap Ireland Capital DAC/ AerCap Global Aviation Trust, Senior Notes	4.500%	5/15/21	2,590,000	2,376,824
AerCap Ireland Capital DAC/ AerCap Global Aviation Trust, Senior Notes	5.000%	10/1/21	1,180,000	1,091,404
Ahold Lease USA Inc. Pass- Through-Trust, Senior Secured Notes	8.620%	1/2/25	3,270,635	3,273,859
DAE Funding LLC, Senior Notes	5.750%	11/15/23	2,500,000	2,346,862	(f)
GE Capital International Funding Co. Unlimited Co., Senior Notes	2.342%	11/15/20	17,167,000	16,880,845
GE Capital International Funding Co. Unlimited Co., Senior Notes	4.418%	11/15/35	20,571,000	22,038,569

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2020 Quarterly Report	37

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Diversified Financial Services - continued
ILFC E-Capital Trust II, Ltd. GTD ((Highest of 3 mo. USD LIBOR, 10 year Treasury Constant Maturity Rate or 30 year Treasury Constant Maturity Rate) + 1.800%)	3.570%	12/21/65	2,870,000	$1,177,575	(e)(f)
International Lease Finance Corp., Senior Notes	8.625%	1/15/22	8,880,000	8,851,698
International Lease Finance Corp., Senior Notes	5.875%	8/15/22	3,540,000	3,262,583
Park Aerospace Holdings Ltd., Senior Notes	5.250%	8/15/22	9,280,000	8,399,075	(f)
Park Aerospace Holdings Ltd., Senior Notes	4.500%	3/15/23	1,170,000	1,016,935	(f)
Park Aerospace Holdings Ltd., Senior Notes	5.500%	2/15/24	2,790,000	2,406,823	(f)
Syngenta Finance NV, Senior Notes	3.933%	4/23/21	22,950,000	21,632,866	(f)

Total Diversified Financial Services				94,755,918

Insurance - 0.3%
Ambac Assurance Corp., Subordinated Notes	5.100%	6/7/20	298,643	414,715	(f)
Ambac LSNI LLC, Senior Secured Notes (3 mo. USD LIBOR + 5.000%)	6.450%	2/12/23	1,123,032	1,075,279	(e)(f)
American International Group Inc., Junior Subordinated Notes	6.250%	3/15/37	446,000	357,876
American International Group Inc., Senior Notes	3.750%	7/10/25	12,460,000	12,494,298
Berkshire Hathaway Finance Corp., Senior Notes	4.250%	1/15/49	19,600,000	24,209,559
Brighthouse Financial Inc., Senior Notes	4.700%	6/22/47	1,150,000	901,586
Chubb INA Holdings Inc., Senior Notes	2.300%	11/3/20	4,100,000	4,104,715
Chubb INA Holdings Inc., Senior Notes	3.350%	5/3/26	5,420,000	5,751,022
MetLife Capital Trust IV, Junior Subordinated Notes	7.875%	12/15/37	8,900,000	10,336,148	(f)

See Notes to Schedule of Investments.

38	Western Asset Core Plus Bond Fund 2020 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Insurance - continued
MetLife Inc., Junior Subordinated Notes (6.400% to 12/15/36 then 3 mo. USD LIBOR + 2.205%)	6.400%	12/15/36	5,493,000	$5,750,319
Prudential Financial Inc., Senior Notes	4.500%	11/16/21	300,000	302,872
Teachers Insurance & Annuity Association of America, Subordinated Notes	4.900%	9/15/44	7,755,000	8,846,295	(f)

Total Insurance				74,544,684

TOTAL FINANCIALS				3,116,498,093

HEALTH CARE - 3.3%
Biotechnology - 0.7%
AbbVie Inc., Senior Notes	2.300%	11/21/22	52,120,000	52,233,899	(f)
AbbVie Inc., Senior Notes	2.600%	11/21/24	47,110,000	47,656,670	(f)
AbbVie Inc., Senior Notes	3.600%	5/14/25	9,430,000	9,913,603
AbbVie Inc., Senior Notes	2.950%	11/21/26	10,890,000	10,965,604	(f)
AbbVie Inc., Senior Notes	3.200%	11/21/29	56,530,000	57,106,444	(f)
AbbVie Inc., Senior Notes	4.250%	11/21/49	980,000	1,054,505	(f)
Amgen Inc., Senior Notes	2.125%	5/1/20	3,318,000	3,316,031
Amgen Inc., Senior Notes	3.625%	5/22/24	1,480,000	1,554,003
Amgen Inc., Senior Notes	4.663%	6/15/51	1,933,000	2,441,580
Gilead Sciences Inc., Senior Notes	2.550%	9/1/20	2,500,000	2,507,645
Gilead Sciences Inc., Senior Notes	3.700%	4/1/24	399,000	419,214
Gilead Sciences Inc., Senior Notes	3.500%	2/1/25	5,000,000	5,284,753
Gilead Sciences Inc., Senior Notes	3.650%	3/1/26	1,560,000	1,690,405
Gilead Sciences Inc., Senior Notes	4.750%	3/1/46	6,165,000	7,904,458

Total Biotechnology				204,048,814

Health Care Equipment & Supplies - 0.2%
Abbott Laboratories, Senior Notes	3.750%	11/30/26	6,580,000	7,360,202
Abbott Laboratories, Senior Notes	4.750%	11/30/36	6,660,000	8,511,725
Abbott Laboratories, Senior Notes	4.900%	11/30/46	10,150,000	13,908,855

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2020 Quarterly Report	39

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Health Care Equipment & Supplies - continued
Becton Dickinson and Co., Senior Notes	3.363%	6/6/24	19,160,000	$19,189,930
Becton Dickinson and Co., Senior Notes	3.734%	12/15/24	3,922,000	4,027,790
Becton Dickinson and Co., Senior Notes	4.685%	12/15/44	2,251,000	2,375,782
Medtronic Inc., Senior Notes	3.500%	3/15/25	9,418,000	10,149,248

Total Health Care Equipment & Supplies				65,523,532

Health Care Providers & Services - 1.5%
Aetna Inc., Senior Notes	2.800%	6/15/23	2,610,000	2,617,643
Anthem Inc., Senior Notes	3.700%	8/15/21	2,130,000	2,174,740
Anthem Inc., Senior Notes	3.125%	5/15/22	5,280,000	5,376,131
Anthem Inc., Senior Notes	2.950%	12/1/22	9,320,000	9,542,236
Anthem Inc., Senior Notes	3.350%	12/1/24	4,140,000	4,222,527
Anthem Inc., Senior Notes	3.650%	12/1/27	5,815,000	6,013,229
Anthem Inc., Senior Notes	4.375%	12/1/47	4,000,000	4,321,068
Centene Corp., Senior Notes	4.750%	5/15/22	5,032,000	5,084,031
Centene Corp., Senior Notes	4.750%	1/15/25	790,000	796,909	(f)
Centene Corp., Senior Notes	5.375%	6/1/26	2,940,000	3,044,840	(f)
Centene Corp., Senior Notes	3.375%	2/15/30	6,180,000	5,770,575	(f)
Cigna Corp., Senior Notes	3.400%	9/17/21	9,330,000	9,512,579
Cigna Corp., Senior Notes	3.750%	7/15/23	16,309,000	16,798,059
Cigna Corp., Senior Notes	4.125%	11/15/25	8,050,000	8,625,630
Cigna Corp., Senior Notes	4.375%	10/15/28	22,000,000	23,667,990
CommonSpirit Health, Secured Notes	4.350%	11/1/42	1,410,000	1,387,004
CVS Health Corp., Senior Notes	3.350%	3/9/21	4,402,000	4,427,469
CVS Health Corp., Senior Notes	2.750%	12/1/22	16,440,000	16,575,804
CVS Health Corp., Senior Notes	3.700%	3/9/23	28,650,000	29,794,089
CVS Health Corp., Senior Notes	4.100%	3/25/25	13,250,000	14,040,797
CVS Health Corp., Senior Notes	3.875%	7/20/25	4,447,000	4,680,169
CVS Health Corp., Senior Notes	3.625%	4/1/27	5,590,000	5,695,059
CVS Health Corp., Senior Notes	4.300%	3/25/28	89,790,000	96,233,462

See Notes to Schedule of Investments.

40	Western Asset Core Plus Bond Fund 2020 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Health Care Providers & Services - continued
CVS Health Corp., Senior Notes	3.750%	4/1/30	11,210,000	$11,565,954
CVS Health Corp., Senior Notes	4.125%	4/1/40	4,720,000	4,782,338
CVS Health Corp., Senior Notes	5.125%	7/20/45	12,410,000	14,342,437
CVS Health Corp., Senior Notes	5.050%	3/25/48	19,443,000	22,301,216
CVS Health Corp., Senior Notes	4.250%	4/1/50	1,820,000	1,897,230
Fresenius Medical Care U.S. Finance II Inc., Senior Notes	5.875%	1/31/22	5,140,000	5,331,193	(f)
Fresenius Medical Care U.S. Finance II Inc., Senior Notes	4.750%	10/15/24	780,000	791,157	(f)
Fresenius Medical Care U.S. Finance Inc., Senior Notes	5.750%	2/15/21	2,045,000	2,097,771	(f)
HCA Inc., Senior Notes	7.690%	6/15/25	723,000	751,013
HCA Inc., Senior Notes	5.375%	9/1/26	738,000	765,730
HCA Inc., Senior Notes	5.625%	9/1/28	140,000	147,315
HCA Inc., Senior Notes	7.500%	11/15/95	15,410,000	15,564,177
HCA Inc., Senior Secured Notes	4.750%	5/1/23	4,150,000	4,257,123
HCA Inc., Senior Secured Notes	5.000%	3/15/24	330,000	342,228
HCA Inc., Senior Secured Notes	5.250%	6/15/26	2,960,000	3,111,234
HCA Inc., Senior Secured Notes	4.500%	2/15/27	1,780,000	1,835,918
HCA Inc., Senior Secured Notes	5.500%	6/15/47	5,920,000	6,475,035
Humana Inc., Senior Notes	3.150%	12/1/22	2,470,000	2,468,063
Humana Inc., Senior Notes	3.950%	3/15/27	8,340,000	8,481,612
Humana Inc., Senior Notes	4.625%	12/1/42	3,460,000	3,816,431
Humana Inc., Senior Notes	4.950%	10/1/44	2,476,000	2,822,890
Humana Inc., Senior Notes	4.800%	3/15/47	600,000	671,202
UnitedHealth Group Inc., Senior Notes	2.700%	7/15/20	10,392,000	10,393,595
UnitedHealth Group Inc., Senior Notes	3.875%	10/15/20	3,000,000	3,013,409
UnitedHealth Group Inc., Senior Notes	2.875%	12/15/21	6,088,000	6,210,530

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2020 Quarterly Report	41

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Health Care Providers & Services - continued
UnitedHealth Group Inc., Senior Notes	3.875%	12/15/28	2,622,000	$2,947,262
UnitedHealth Group Inc., Senior Notes	5.700%	10/15/40	10,000,000	13,578,423
UnitedHealth Group Inc., Senior Notes	3.700%	8/15/49	6,465,000	7,195,144
UnitedHealth Group Inc., Senior Notes	3.875%	8/15/59	10,385,000	11,472,227

Total Health Care Providers & Services				449,831,897

Pharmaceuticals - 0.9%
Allergan Funding SCS, Senior Notes	3.450%	3/15/22	7,230,000	7,513,055
Allergan Funding SCS, Senior Notes	3.800%	3/15/25	10,140,000	10,399,594
Allergan Funding SCS, Senior Notes	4.550%	3/15/35	140,000	154,562
Allergan Funding SCS, Senior Notes	4.750%	3/15/45	472,000	510,999
Bausch Health Americas Inc., Senior Notes	9.250%	4/1/26	4,681,000	4,972,860	(f)
Bausch Health Americas Inc., Senior Notes	8.500%	1/31/27	36,000	37,820	(f)
Bausch Health Cos. Inc., Senior Notes	9.000%	12/15/25	5,050,000	5,361,585	(f)
Bausch Health Cos. Inc., Senior Secured Notes	5.500%	11/1/25	50,000	50,828	(f)
Bristol-Myers Squibb Co., Senior Notes	2.250%	8/15/21	10,330,000	10,398,952	(f)
Bristol-Myers Squibb Co., Senior Notes	2.600%	5/16/22	14,560,000	14,887,523	(f)
Bristol-Myers Squibb Co., Senior Notes	3.550%	8/15/22	4,650,000	4,907,827	(f)
Bristol-Myers Squibb Co., Senior Notes	3.625%	5/15/24	2,200,000	2,328,866	(f)
Bristol-Myers Squibb Co., Senior Notes	2.900%	7/26/24	27,420,000	29,116,554	(f)
Bristol-Myers Squibb Co., Senior Notes	3.875%	8/15/25	9,750,000	11,189,166	(f)
Bristol-Myers Squibb Co., Senior Notes	3.200%	6/15/26	18,350,000	19,523,119	(f)

See Notes to Schedule of Investments.

42	Western Asset Core Plus Bond Fund 2020 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Pharmaceuticals - continued
Bristol-Myers Squibb Co., Senior Notes	3.400%	7/26/29	8,710,000	$9,635,699	(f)
Bristol-Myers Squibb Co., Senior Notes	5.250%	8/15/43	3,712,000	5,060,841	(f)
Bristol-Myers Squibb Co., Senior Notes	5.000%	8/15/45	15,520,000	20,836,126	(f)
GlaxoSmithKline Capital PLC, Senior Notes	2.850%	5/8/22	1,000,000	1,027,465
Johnson & Johnson, Senior Notes	3.625%	3/3/37	29,750,000	33,609,731
Pfizer Inc., Senior Notes	2.625%	4/1/30	10,659,000	11,222,042
Pfizer Inc., Senior Notes	7.200%	3/15/39	5,000	8,030
Teva Pharmaceutical Finance Co. BV, Senior Notes	3.650%	11/10/21	2,140,000	2,055,106
Teva Pharmaceutical Finance Co. BV, Senior Notes	2.950%	12/18/22	7,388,000	6,812,918
Teva Pharmaceutical Finance IV BV, Senior Notes	3.650%	11/10/21	3,639,000	3,519,968
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.200%	7/21/21	23,348,000	22,429,023
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.800%	7/21/23	25,567,000	23,489,553
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	7.125%	1/31/25	15,730,000	15,671,091	(f)
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	3.150%	10/1/26	12,720,000	10,811,046
Wyeth LLC, Senior Notes	5.950%	4/1/37	5,098,000	7,245,877

Total Pharmaceuticals				294,787,826

TOTAL HEALTH CARE				1,014,192,069

INDUSTRIALS - 2.0%
Aerospace & Defense - 0.6%
Boeing Co., Senior Notes	3.100%	5/1/26	3,720,000	3,429,638
Boeing Co., Senior Notes	2.700%	2/1/27	5,050,000	4,642,029
Boeing Co., Senior Notes	2.800%	3/1/27	4,740,000	4,220,937
Boeing Co., Senior Notes	3.200%	3/1/29	16,620,000	15,346,610
Boeing Co., Senior Notes	3.250%	2/1/35	32,524,000	28,238,994

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2020 Quarterly Report	43

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Aerospace & Defense - continued
Boeing Co., Senior Notes	3.550%	3/1/38	3,780,000	$3,325,203
Boeing Co., Senior Notes	3.750%	2/1/50	6,570,000	6,021,819
General Dynamics Corp., Senior Notes	4.250%	4/1/50	3,310,000	4,179,342
Lockheed Martin Corp., Senior Notes	3.100%	1/15/23	2,269,000	2,304,244
Lockheed Martin Corp., Senior Notes	3.550%	1/15/26	13,115,000	14,079,610
Lockheed Martin Corp., Senior Notes	4.500%	5/15/36	2,420,000	2,566,368
Northrop Grumman Corp., Senior Notes	2.930%	1/15/25	16,925,000	17,213,147
Northrop Grumman Corp., Senior Notes	3.250%	1/15/28	29,720,000	30,956,977
Northrop Grumman Corp., Senior Notes	5.250%	5/1/50	10,320,000	14,015,219
Raytheon Co., Senior Notes	3.125%	10/15/20	4,520,000	4,543,683
United Technologies Corp., Senior Notes	3.950%	8/16/25	14,150,000	15,475,286
United Technologies Corp., Senior Notes	4.125%	11/16/28	7,780,000	8,558,808
United Technologies Corp., Senior Notes	4.500%	6/1/42	4,109,000	4,767,473

Total Aerospace & Defense				183,885,387

Air Freight & Logistics - 0.0%
XPO Logistics Inc., Senior Notes	6.500%	6/15/22	4,080,000	4,111,987	(f)

Airlines - 0.0%
Continental Airlines Pass-Through Trust	5.983%	4/19/22	7,578,822	7,776,936
Continental Airlines Pass-Through Trust, Senior Secured Trust	6.703%	6/15/21	19,016	18,848
Delta Air Lines Inc., Senior Notes	2.900%	10/28/24	6,340,000	5,089,303
Delta Air Lines Pass-Through Trust	6.821%	8/10/22	5,699,857	6,027,521

Total Airlines				18,912,608

Building Products - 0.1%
Carrier Global Corp., Senior Notes	1.923%	2/15/23	4,260,000	4,202,636	(f)

See Notes to Schedule of Investments.

44	Western Asset Core Plus Bond Fund 2020 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Building Products - continued
Carrier Global Corp., Senior Notes	2.242%	2/15/25	10,900,000	$10,625,028	(f)
Carrier Global Corp., Senior Notes	2.493%	2/15/27	1,960,000	1,878,394	(f)
Carrier Global Corp., Senior Notes	2.722%	2/15/30	18,130,000	16,812,537	(f)
Carrier Global Corp., Senior Notes	3.377%	4/5/40	8,110,000	7,185,544	(f)
Carrier Global Corp., Senior Notes	3.577%	4/5/50	7,120,000	6,178,465	(f)

Total Building Products				46,882,604

Commercial Services & Supplies - 0.2%
Cintas Corp. No 2, Senior Notes	2.900%	4/1/22	7,980,000	7,987,776
Cintas Corp. No 2, Senior Notes	3.700%	4/1/27	7,500,000	7,718,721
Republic Services Inc., Senior Notes	2.500%	8/15/24	9,100,000	9,191,033
Waste Management Inc., Senior Notes	4.600%	3/1/21	2,370,000	2,358,231
Waste Management Inc., Senior Notes	3.500%	5/15/24	4,440,000	4,620,394
Waste Management Inc., Senior Notes	3.200%	6/15/26	4,980,000	5,193,125
Waste Management Inc., Senior Notes	3.450%	6/15/29	5,990,000	6,155,735
Waste Management Inc., Senior Notes	4.000%	7/15/39	5,470,000	5,972,976
Waste Management Inc., Senior Notes	4.150%	7/15/49	7,460,000	8,604,414

Total Commercial Services & Supplies				57,802,405

Electrical Equipment - 0.1%
Eaton Corp., Senior Notes	2.750%	11/2/22	25,195,000	25,206,611
Eaton Corp., Senior Notes	4.150%	11/2/42	4,160,000	4,627,196

Total Electrical Equipment				29,833,807

Industrial Conglomerates - 0.4%
3M Co., Senior Notes	2.375%	8/26/29	10,110,000	10,171,453
3M Co., Senior Notes	3.050%	4/15/30	3,400,000	3,546,733
3M Co., Senior Notes	3.700%	4/15/50	8,020,000	9,089,892

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2020 Quarterly Report	45

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Industrial Conglomerates - continued
General Electric Co., Senior Notes	4.375%	9/16/20	4,836,000	$4,839,173
General Electric Co., Senior Notes	4.650%	10/17/21	410,000	417,499
General Electric Co., Senior Notes	6.750%	3/15/32	10,280,000	12,228,449
General Electric Co., Senior Notes	6.150%	8/7/37	5,260,000	6,018,477
General Electric Co., Senior Notes	5.875%	1/14/38	16,543,000	19,125,987
General Electric Co., Senior Notes	6.875%	1/10/39	35,494,000	44,034,322
General Electric Co., Subordinated Notes	5.300%	2/11/21	4,382,000	4,436,870

Total Industrial Conglomerates				113,908,855

Machinery - 0.1%
Deere & Co., Senior Notes	3.100%	4/15/30	4,080,000	4,323,981
Deere & Co., Senior Notes	3.750%	4/15/50	8,240,000	9,432,543
Otis Worldwide Corp., Senior Notes	2.056%	4/5/25	6,550,000	6,424,278	(f)
Otis Worldwide Corp., Senior Notes	2.293%	4/5/27	6,560,000	6,301,560	(f)
Otis Worldwide Corp., Senior Notes	2.565%	2/15/30	20,020,000	19,583,898	(f)

Total Machinery				46,066,260

Road & Rail - 0.3%
Union Pacific Corp., Senior Notes	3.750%	7/15/25	8,730,000	9,397,744
Union Pacific Corp., Senior Notes	2.150%	2/5/27	4,380,000	4,297,650
Union Pacific Corp., Senior Notes	3.950%	9/10/28	28,460,000	30,588,900
Union Pacific Corp., Senior Notes	3.839%	3/20/60	23,430,000	24,839,347	(f)
Union Pacific Corp., Senior Notes	3.750%	2/5/70	12,515,000	13,130,550

Total Road & Rail				82,254,191

Trading Companies & Distributors - 0.1%
Ashtead Capital Inc., Secured Notes	4.125%	8/15/25	3,066,000	2,820,720	(f)

See Notes to Schedule of Investments.

46	Western Asset Core Plus Bond Fund 2020 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Trading Companies & Distributors - continued
United Rentals North America Inc., Secured Notes	3.875%	11/15/27	2,380,000	$2,262,309
United Rentals North America Inc., Senior Notes	5.500%	7/15/25	2,505,000	2,470,569
United Rentals North America Inc., Senior Notes	5.875%	9/15/26	3,060,000	3,122,347
United Rentals North America Inc., Senior Notes	6.500%	12/15/26	1,540,000	1,571,647
United Rentals North America Inc., Senior Notes	5.500%	5/15/27	190,000	193,197
United Rentals North America Inc., Senior Notes	4.875%	1/15/28	5,413,000	5,280,652
United Rentals North America Inc., Senior Notes	5.250%	1/15/30	1,560,000	1,568,190

Total Trading Companies & Distributors				19,289,631

Transportation Infrastructure - 0.1%
DP World PLC, Senior Notes	5.625%	9/25/48	24,030,000	20,370,616	(f)

TOTAL INDUSTRIALS				623,318,351

INFORMATION TECHNOLOGY - 1.9%
Communications Equipment - 0.1%
CommScope Technologies LLC, Senior Notes	5.000%	3/15/27	2,740,000	2,397,705	(f)
Harris Corp., Senior Notes	4.854%	4/27/35	2,988,000	3,243,469
Harris Corp., Senior Notes	5.054%	4/27/45	6,087,000	6,739,773

Total Communications Equipment				12,380,947

IT Services - 0.3%
International Business Machines Corp., Senior Notes	3.000%	5/15/24	40,290,000	42,529,052
Visa Inc., Senior Notes	3.150%	12/14/25	26,130,000	28,524,240
Visa Inc., Senior Notes	2.050%	4/15/30	9,790,000	9,717,946
Visa Inc., Senior Notes	4.300%	12/14/45	16,470,000	20,826,452

Total IT Services				101,597,690

Semiconductors & Semiconductor Equipment - 0.5%
Intel Corp., Senior Notes	3.700%	7/29/25	4,050,000	4,474,310
Intel Corp., Senior Notes	4.600%	3/25/40	6,320,000	7,792,006
Intel Corp., Senior Notes	4.750%	3/25/50	36,900,000	49,992,777
Intel Corp., Senior Notes	4.950%	3/25/60	12,835,000	17,900,075
NVIDIA Corp., Senior Notes	2.850%	4/1/30	7,890,000	8,244,650

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2020 Quarterly Report	47

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Semiconductors & Semiconductor Equipment - continued
NVIDIA Corp., Senior Notes	3.500%	4/1/40	17,250,000	$18,340,706
NVIDIA Corp., Senior Notes	3.500%	4/1/50	37,590,000	40,988,409
NVIDIA Corp., Senior Notes	3.700%	4/1/60	11,520,000	12,918,886

Total Semiconductors & Semiconductor Equipment				160,651,819

Software - 0.7%
Microsoft Corp., Senior Notes	1.550%	8/8/21	18,543,000	18,686,007
Microsoft Corp., Senior Notes	2.400%	2/6/22	14,850,000	15,275,529
Microsoft Corp., Senior Notes	2.875%	2/6/24	19,298,000	20,571,415
Microsoft Corp., Senior Notes	2.700%	2/12/25	4,322,000	4,665,659
Microsoft Corp., Senior Notes	2.400%	8/8/26	74,200,000	78,949,171
Microsoft Corp., Senior Notes	3.300%	2/6/27	40,450,000	44,993,655
Microsoft Corp., Senior Notes	3.450%	8/8/36	770,000	861,066
Microsoft Corp., Senior Notes	4.100%	2/6/37	4,530,000	5,477,444
Microsoft Corp., Senior Notes	3.950%	8/8/56	3,840,000	4,859,722
salesforce.com Inc., Senior Notes	3.250%	4/11/23	11,370,000	11,832,834
salesforce.com Inc., Senior Notes	3.700%	4/11/28	3,480,000	3,860,405

Total Software				210,032,907

Technology Hardware, Storage & Peripherals - 0.3%
Apple Inc., Senior Notes	2.000%	11/13/20	11,350,000	11,395,967
Apple Inc., Senior Notes	1.550%	8/4/21	347,000	349,401
Apple Inc., Senior Notes	2.450%	8/4/26	32,030,000	33,627,677
Dell International LLC/EMC Corp., Senior Secured Notes	4.420%	6/15/21	37,507,000	37,511,811	(f)

Total Technology Hardware, Storage & Peripherals				82,884,856

TOTAL INFORMATION TECHNOLOGY				567,548,219

MATERIALS - 1.1%
Chemicals - 0.1%
Equate Petrochemical BV, Senior Notes	4.250%	11/3/26	12,930,000	12,317,583	(f)

See Notes to Schedule of Investments.

48	Western Asset Core Plus Bond Fund 2020 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Chemicals - continued
LyondellBasell Industries NV, Senior Notes	6.000%	11/15/21	2,360,000	$2,441,571
LyondellBasell Industries NV, Senior Notes	5.750%	4/15/24	2,690,000	3,036,810
OCP SA, Senior Notes	4.500%	10/22/25	10,510,000	9,972,182	(f)

Total Chemicals				27,768,146

Containers & Packaging - 0.0%
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., Senior Notes	6.000%	2/15/25	940,000	949,682	(f)
Reynolds Group Issuer Inc./ Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA, Senior Secured Notes	5.125%	7/15/23	5,190,000	5,170,564	(f)
WestRock RKT Co., Senior Notes	4.000%	3/1/23	2,250,000	2,170,771

Total Containers & Packaging				8,291,017

Metals & Mining - 1.0%
Alcoa Nederland Holding BV, Senior Notes	6.750%	9/30/24	4,405,000	4,304,434	(f)
Alcoa Nederland Holding BV, Senior Notes	7.000%	9/30/26	5,150,000	4,818,083	(f)
Alcoa Nederland Holding BV, Senior Notes	6.125%	5/15/28	435,000	398,264	(f)
Anglo American Capital PLC, Senior Notes	3.750%	4/10/22	12,605,000	12,292,965	(f)
Anglo American Capital PLC, Senior Notes	3.625%	9/11/24	3,400,000	3,204,937	(f)
Anglo American Capital PLC, Senior Notes	4.750%	4/10/27	9,785,000	9,574,762	(f)
Anglo American Capital PLC, Senior Notes	4.000%	9/11/27	13,125,000	12,421,050	(f)
ArcelorMittal SA, Senior Notes	3.600%	7/16/24	17,003,000	15,527,976
ArcelorMittal SA, Senior Notes	6.125%	6/1/25	17,210,000	17,066,076
ArcelorMittal SA, Senior Notes	4.550%	3/11/26	8,835,000	7,941,200
ArcelorMittal SA, Senior Notes	7.000%	10/15/39	3,490,000	3,561,497

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2020 Quarterly Report	49

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Metals & Mining - continued
Barrick Gold Corp., Senior Notes	5.250%	4/1/42	1,590,000	$1,883,520
Barrick North America Finance LLC, Senior Notes	5.700%	5/30/41	8,454,000	10,446,280
Barrick North America Finance LLC, Senior Notes	5.750%	5/1/43	8,260,000	10,623,676
BHP Billiton Finance USA Ltd., Senior Notes	2.875%	2/24/22	983,000	945,673
BHP Billiton Finance USA Ltd., Senior Notes	5.000%	9/30/43	7,630,000	9,894,017
BHP Billiton Finance USA Ltd., Senior Notes (6.750% to 10/19/25, then USD 5 year ICE Swap Rate + 5.093% to 10/19/45, then USD 5 year ICE Swap Rate + 5.843%)	6.750%	10/19/75	28,735,000	30,516,714	(e)(f)
Freeport-McMoRan Inc., Senior Notes	3.550%	3/1/22	4,116,000	3,999,064
Freeport-McMoRan Inc., Senior Notes	3.875%	3/15/23	40,000	38,050
Freeport-McMoRan Inc., Senior Notes	4.550%	11/14/24	130,000	123,273
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	10,332,000	9,327,730
Glencore Finance Canada Ltd., Senior Notes	6.000%	11/15/41	2,120,000	1,894,365	(f)
Glencore Funding LLC, Senior Notes	2.875%	4/16/20	2,010,000	2,009,900	(f)
Glencore Funding LLC, Senior Notes	3.000%	10/27/22	21,610,000	19,776,910	(f)
Glencore Funding LLC, Senior Notes	4.125%	5/30/23	3,200,000	2,952,186	(f)
Glencore Funding LLC, Senior Notes	4.125%	3/12/24	34,758,000	32,008,682	(f)
Glencore Funding LLC, Senior Notes	4.000%	3/27/27	16,490,000	15,065,724	(f)
Southern Copper Corp., Senior Notes	5.250%	11/8/42	24,800,000	25,350,174
Teck Resources Ltd., Senior Notes	6.000%	8/15/40	641,000	551,925

See Notes to Schedule of Investments.

50	Western Asset Core Plus Bond Fund 2020 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Metals & Mining - continued
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	6,581,000	$7,376,084
Yamana Gold Inc., Senior Notes	4.625%	12/15/27	10,350,000	10,394,317

Total Metals & Mining				286,289,508

Paper & Forest Products - 0.0%
Resolute Forest Products Inc., Senior Notes	5.875%	5/15/23	7,770,000	6,672,449

TOTAL MATERIALS				329,021,120

REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.1%
CoreCivic Inc., Senior Notes	4.750%	10/15/27	634,000	480,303
MGM Growth Properties Operating Partnership LP/ MGP Finance Co-Issuer Inc., Senior Notes	4.500%	1/15/28	340,000	291,904
WEA Finance LLC/Westfield UK & Europe Finance PLC, Senior Notes	3.750%	9/17/24	23,980,000	22,888,344	(f)
WEA Finance LLC/Westfield UK & Europe Finance PLC, Senior Notes	4.750%	9/17/44	600,000	552,474	(f)

TOTAL REAL ESTATE				24,213,025

UTILITIES - 0.5%
Electric Utilities - 0.5%
Berkshire Hathaway Energy Co., Senior Notes	6.125%	4/1/36	156,000	206,135
Duke Energy Carolinas LLC, Secured Bonds	5.300%	2/15/40	3,000,000	3,806,903
Duke Energy Ohio Inc., Secured Bonds	3.650%	2/1/29	7,740,000	8,314,764
Duke Energy Progress LLC, Secured Bonds	2.800%	5/15/22	400,000	406,285
Exelon Corp., Senior Notes	5.625%	6/15/35	5,126,000	5,899,622
FirstEnergy Corp., Senior Notes	4.250%	3/15/23	18,500,000	18,917,945
FirstEnergy Corp., Senior Notes	3.900%	7/15/27	15,802,000	16,086,530
FirstEnergy Corp., Senior Notes	7.375%	11/15/31	56,186,000	73,318,335

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2020 Quarterly Report	51

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Electric Utilities - continued
FirstEnergy Corp., Senior Notes	4.850%	7/15/47	10,344,000		$11,350,790
Progress Energy Inc., Senior Notes	4.400%	1/15/21	5,200,000		5,240,346
Progress Energy Inc., Senior Notes	6.000%	12/1/39	4,800,000		5,844,007

Total Electric Utilities					149,391,662

Multi-Utilities - 0.0%
Consolidated Edison Co. of New York Inc., Senior Notes	3.350%	4/1/30	5,400,000		5,568,450
Consolidated Edison Co. of New York Inc., Senior Notes	3.950%	4/1/50	4,490,000		4,740,461
Dominion Energy Inc., Senior Notes	7.000%	6/15/38	3,600,000		4,544,274

Total Multi-Utilities					14,853,185

TOTAL UTILITIES					164,244,847

TOTAL CORPORATE BONDS & NOTES (Cost - $8,957,943,063)					8,953,028,824

SOVEREIGN BONDS - 9.0%
Argentina - 0.2%
Argentine Bonos del Tesoro, Bonds	18.200%	10/3/21	626,050,000	ARS	3,723,849	(b)
Argentine Bonos del Tesoro, Bonds	16.000%	10/17/23	70,110,000	ARS	336,962	(b)
Argentine Republic Government International Bond, Senior Notes	6.875%	4/22/21	5,430,000		1,637,145
Argentine Republic Government International Bond, Senior Notes	5.625%	1/26/22	50,540,000		15,060,920
Argentine Republic Government International Bond, Senior Notes	7.500%	4/22/26	11,600,000		3,335,116
Argentine Republic Government International Bond, Senior Notes	5.875%	1/11/28	1,390,000		387,129
Argentine Republic Government International Bond, Senior Notes	7.125%	7/6/36	3,600,000		959,436
Argentine Republic Government International Bond, Senior Notes	7.625%	4/22/46	5,450,000		1,444,305

See Notes to Schedule of Investments.

52	Western Asset Core Plus Bond Fund 2020 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Argentina - continued
Argentine Republic Government International Bond, Senior Notes	6.875%	1/11/48	32,960,000		$8,858,330
Argentine Republic Government International Bond, Senior Notes, Step Bond (3.750% to 3/31/2029 then 5.250%)	3.750%	12/31/38	22,200,000		6,755,571
Provincia de Buenos Aires, Senior Notes	6.500%	2/15/23	9,210,000		2,463,675	(f)
Provincia de Buenos Aires, Senior Notes	9.125%	3/16/24	1,550,000		418,500	(f)
Provincia de Buenos Aires, Senior Notes	7.875%	6/15/27	7,890,000		2,110,575	(f)

Total Argentina					47,491,513

Brazil - 1.0%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/21	497,723,000	BRL	100,378,532
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/23	339,418,000	BRL	72,685,830
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/27	34,396,000	BRL	7,518,423
Brazilian Government International Bond, Senior Notes	2.625%	1/5/23	4,490,000		4,539,390
Brazilian Government International Bond, Senior Notes	4.625%	1/13/28	18,440,000		19,735,410
Brazilian Government International Bond, Senior Notes	5.625%	1/7/41	25,970,000		26,814,025
Brazilian Government International Bond, Senior Notes	5.000%	1/27/45	34,140,000		32,689,050
Brazilian Government International Bond, Senior Notes	5.625%	2/21/47	50,990,000		52,902,125

Total Brazil					317,262,785

China - 1.3%
China Government Bond, Senior Notes	3.380%	11/21/24	115,500,000	CNH	16,882,973	(k)

See Notes to Schedule of Investments.

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Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
China - continued
China Government Bond, Senior Notes	3.390%	5/21/25	59,000,000	CNH	$8,653,020	(k)
China Government Bond, Senior Notes	3.310%	11/30/25	273,500,000	CNH	40,091,641	(k)
China Government Bond, Senior Notes	3.290%	5/23/29	2,187,000,000	CNY	324,314,609

Total China					389,942,243

Colombia - 0.1%
Colombia Government International Bond, Senior Notes	5.625%	2/26/44	19,220,000		21,292,012

Egypt - 0.0%
Egypt Government International Bond, Senior Notes	5.577%	2/21/23	15,630,000		14,531,133	(f)

Indonesia - 0.8%
Indonesia Government International Bond, Senior Notes	4.875%	5/5/21	510,000		516,416	(k)
Indonesia Government International Bond, Senior Notes	3.750%	4/25/22	24,750,000		25,027,492	(k)
Indonesia Government International Bond, Senior Notes	3.750%	4/25/22	370,000		374,148	(f)
Indonesia Government International Bond, Senior Notes	5.375%	10/17/23	7,620,000		8,138,313	(k)
Indonesia Government International Bond, Senior Notes	3.850%	7/18/27	10,410,000		10,544,976	(f)
Indonesia Government International Bond, Senior Notes	3.500%	1/11/28	3,010,000		2,982,422
Indonesia Government International Bond, Senior Notes	4.625%	4/15/43	5,050,000		5,392,784	(k)
Indonesia Government International Bond, Senior Notes	5.125%	1/15/45	22,340,000		25,025,358	(f)

See Notes to Schedule of Investments.

54	Western Asset Core Plus Bond Fund 2020 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Indonesia - continued
Indonesia Government International Bond, Senior Notes	5.125%	1/15/45	3,610,000		$4,043,937	(k)
Indonesia Government International Bond, Senior Notes	5.250%	1/8/47	23,930,000		26,616,422	(f)
Indonesia Government International Bond, Senior Notes	4.750%	7/18/47	3,900,000		4,098,091	(f)
Indonesia Government International Bond, Senior Notes	4.350%	1/11/48	28,860,000		29,747,826
Indonesia Government International Bond, Senior Notes	3.700%	10/30/49	3,160,000		3,166,468
Indonesia Treasury Bond, Senior Notes	7.000%	5/15/27	1,645,317,000,000	IDR	96,204,327
Indonesia Treasury Bond, Senior Notes	7.500%	6/15/35	279,479,000,000	IDR	16,095,831

Total Indonesia					257,974,811

Israel - 0.1%
Israel Government International Bond, Senior Notes	2.750%	7/3/30	14,340,000		14,340,000
Israel Government International Bond, Senior Notes	3.875%	7/3/50	7,670,000		7,670,000

Total Israel					22,010,000

Italy - 1.3%
Italy Buoni Poliennali Del Tesoro, Senior Notes	2.300%	10/15/21	363,560,000	EUR	413,145,652	(k)

Kenya - 0.0%
Kenya Government International Bond, Senior Notes	6.875%	6/24/24	7,780,000		7,446,028	(k)
Kenya Government International Bond, Senior Notes	7.250%	2/28/28	6,600,000		6,171,422	(f)

Total Kenya					13,617,450

See Notes to Schedule of Investments.

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Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Kuwait - 0.1%
Kuwait International Government Bond, Senior Notes	3.500%	3/20/27	24,270,000		$25,296,791	(f)

Mexico - 1.9%
Mexican Bonos, Bonds	10.000%	12/5/24	324,780,000	MXN	15,483,610
Mexican Bonos, Bonds	8.000%	11/7/47	6,679,000,000	MXN	281,411,912
Mexican Bonos, Senior Notes	8.500%	5/31/29	2,067,380,000	MXN	94,143,897
Mexican Bonos, Senior Notes	7.750%	11/23/34	381,940,000	MXN	16,433,120
Mexican Bonos, Senior Notes	7.750%	11/13/42	2,668,886,200	MXN	110,036,077
Mexico Government International Bond, Senior Notes	4.350%	1/15/47	11,650,000		11,376,458
Mexico Government International Bond, Senior Notes	4.600%	2/10/48	28,480,000		28,722,365
Mexico Government International Bond, Senior Notes	5.750%	10/12/2110	9,190,000		9,569,179

Total Mexico					567,176,618

Nigeria - 0.0%
Nigeria Government International Bond, Senior Notes	6.500%	11/28/27	8,130,000		5,689,634	(f)
Nigeria Government International Bond, Senior Notes	7.143%	2/23/30	9,270,000		6,509,264	(f)

Total Nigeria					12,198,898

Panama - 0.0%
Panama Government International Bond, Senior Notes	4.500%	4/1/56	7,630,000		8,335,775	(a)

Peru - 0.1%
Peruvian Government International Bond, Senior Notes	6.550%	3/14/37	2,330,000		3,408,336
Peruvian Government International Bond, Senior Notes	5.625%	11/18/50	14,280,000		21,424,355

Total Peru					24,832,691

See Notes to Schedule of Investments.

56	Western Asset Core Plus Bond Fund 2020 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Poland - 0.1%
Republic of Poland Government International Bond, Senior Notes	4.000%	1/22/24	34,880,000		$38,087,286

Qatar - 0.3%
Qatar Government International Bond, Senior Notes	4.000%	3/14/29	22,950,000		24,638,891	(f)
Qatar Government International Bond, Senior Notes	4.817%	3/14/49	50,690,000		59,948,934	(f)

Total Qatar					84,587,825

Russia - 1.4%
Russian Federal Bond - OFZ	7.000%	1/25/23	1,326,230,000	RUB	17,132,919
Russian Federal Bond - OFZ	7.000%	8/16/23	3,299,070,000	RUB	42,754,334
Russian Federal Bond - OFZ	7.750%	9/16/26	256,110,000	RUB	3,468,996
Russian Federal Bond - OFZ	8.150%	2/3/27	2,696,040,000	RUB	37,430,983
Russian Federal Bond - OFZ	7.050%	1/19/28	6,370,818,000	RUB	83,370,192
Russian Federal Bond - OFZ	6.900%	5/23/29	6,829,060,000	RUB	88,689,091
Russian Federal Bond - OFZ	7.650%	4/10/30	5,213,630,000	RUB	71,124,827
Russian Federal Bond - OFZ	7.250%	5/10/34	309,130,000	RUB	4,115,377
Russian Federal Bond - OFZ	7.700%	3/16/39	4,742,870,000	RUB	65,868,766

Total Russia					413,955,485

United Arab Emirates - 0.3%
Abu Dhabi Government International Bond, Senior Notes	2.500%	10/11/22	26,930,000		27,096,023	(f)
Abu Dhabi Government International Bond, Senior Notes	3.125%	9/30/49	80,700,000		75,454,500	(f)

Total United Arab Emirates					102,550,523

Uruguay - 0.0%
Uruguay Government International Bond, Senior Notes	7.875%	1/15/33	1		1

TOTAL SOVEREIGN BONDS (Cost - $3,256,065,489)					2,774,289,492

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2020 Quarterly Report	57

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 8.6%
U.S. Government Agencies - 0.3%
Federal Home Loan Bank (FHLB), Global Bonds	5.500%	7/15/36	2,585,000	$3,997,235
Federal National Mortgage Association (FNMA), Notes	6.625%	11/15/30	45,010,000	68,430,533

Total U.S. Government Agencies				72,427,768

U.S. Government Obligations - 8.3%
Department of Housing and Urban Development, Notes	2.850%	8/1/24	4,537,000	5,009,442
Department of Housing and Urban Development, Senior Notes	2.450%	8/1/22	9,000,000	9,432,492
U.S. Treasury Bonds	3.750%	11/15/43	230,370,000	346,886,827
U.S. Treasury Bonds	3.625%	2/15/44	298,430,000	442,119,383
U.S. Treasury Bonds	2.500%	2/15/45	56,680,000	70,887,639
U.S. Treasury Bonds	2.875%	8/15/45	529,920,000	710,217,003
U.S. Treasury Bonds	2.750%	11/15/47	106,740,000	141,618,129
U.S. Treasury Bonds	3.000%	2/15/48	19,420,000	26,966,491
U.S. Treasury Bonds	3.125%	5/15/48	42,580,000	60,338,854
U.S. Treasury Bonds	3.000%	2/15/49	6,725,000	9,371,655
U.S. Treasury Bonds	2.875%	5/15/49	222,480,000	303,641,747
U.S. Treasury Bonds	2.250%	8/15/49	123,630,000	150,649,916
U.S. Treasury Bonds	2.000%	2/15/50	146,220,000	169,566,651
U.S. Treasury Notes	2.125%	5/15/22	1,410,000	1,466,758
U.S. Treasury Notes	2.875%	9/30/23	560,000	610,203
U.S. Treasury Notes	3.125%	11/15/28	5,000	6,037
U.S. Treasury Strip Principal (STRIPS)	0.000%	11/15/24	6,080,000	5,969,990
U.S. Treasury Strip Principal (STRIPS)	0.000%	5/15/49	152,060,000	100,489,196

Total U.S. Government Obligations				2,555,248,413

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $2,089,210,501)				2,627,676,181

COLLATERALIZED MORTGAGE OBLIGATIONS(l) - 8.3%
Alternative Loan Trust, 2006-6CB 1A4	5.500%	5/25/36	4,779,045	4,427,336
Alternative Loan Trust, 2006-18CB A6 (-4.000 x 1 mo. USD LIBOR + 28.600%)	24.813%	7/25/36	6,984,430	11,781,628	(e)

See Notes to Schedule of Investments.

58	Western Asset Core Plus Bond Fund 2020 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(l) - continued
Alternative Loan Trust, 2006-23CB 2A6, PAC (-4.000 x 1 mo. USD LIBOR + 28.400%)	24.613%	8/25/36	2,819,337	$4,430,416	(e)
Alternative Loan Trust, 2006-43CB 1A10	6.000%	2/25/37	5,051,452	3,717,772
Alternative Loan Trust, 2006-43CB 3A3, IO (-1.000 x 1 mo. USD LIBOR + 6.630%)	5.683%	2/25/37	14,183,453	3,613,778	(e)
Alternative Loan Trust, 2006-OA9 2A1B (1 mo. USD LIBOR + 0.200%)	0.973%	7/20/46	410,751	280,737	(e)
Banc of America Funding Trust, 2015-R2 3A1 (1 mo. USD LIBOR + 0.260%)	1.207%	4/29/37	4,336,590	4,325,859	(e)(f)
Banc of America Funding Trust, 2015-R2 3A2 (1 mo. USD LIBOR + 0.260%)	1.207%	4/29/37	25,428,000	24,182,717	(e)(f)
Banc of America Funding Trust, 2015-R2 10A1 (1 mo. USD LIBOR + 0.190%)	1.137%	6/29/37	1,261,499	1,263,532	(e)(f)
BBCCRE Trust, 2015-GTP E	4.563%	8/10/33	33,260,000	29,036,825	(e)(f)
BBCMS Trust, 2018-CBM D (1 mo. USD LIBOR + 2.391%)	3.096%	7/15/37	16,390,000	15,146,088	(e)(f)
BCAP LLC Trust, 2010-RR9 6A2	6.000%	10/26/35	14,732,254	13,370,124	(e)(f)
Bear Stearns Asset Backed Securities I Trust, 2004-AC6 A1	5.750%	11/25/34	2,812,088	2,545,295
Bear Stearns Asset Backed Securities I Trust, 2006-AC4 A2 (-4.333 x 1 mo. USD LIBOR + 33.583%)	29.481%	7/25/36	2,692,602	3,947,755	(e)
Bear Stearns Mortgage Funding Trust, 2007-AR2 A1 (1 mo. USD LIBOR + 0.170%)	1.117%	3/25/37	17,144,222	14,712,635	(e)
Benchmark Mortgage Trust, 2020-IG1 AS	2.909%	9/15/43	28,980,000	28,611,641
BHMS Mortgage Trust, 2018- MZB (1 mo. USD LIBOR + 6.637%)	7.341%	7/15/20	93,060,000	73,173,227	(e)(f)

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2020 Quarterly Report	59

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(l) - continued
BX Commercial Mortgage Trust, 2019-XL A (1 mo. USD LIBOR + 0.920%)	1.625%	10/15/36	15,133,545	$14,612,643	(e)(f)
Chevy Chase Funding LLC Mortgage-Backed Certificates Series, 2005-4A A1 (1 mo. USD LIBOR + 0.200%)	1.147%	10/25/36	351,107	290,817	(e)(f)
CHT Mortgage Trust, 2017-CSMO A (1 mo. USD LIBOR + 0.930%)	1.635%	11/15/36	17,095,000	14,764,822	(e)(f)
Citigroup Commercial Mortgage Trust, 2014-GC25 AS	4.017%	10/10/47	2,800,000	2,913,473
Citigroup Commercial Mortgage Trust, 2017-P7 B	4.137%	4/14/50	9,194,000	8,913,533	(e)
Citigroup Mortgage Loan Trust, 2006-AR9 1A4 (1 mo. USD LIBOR + 0.240%)	1.187%	11/25/36	853,700	813,467	(e)
Citigroup Mortgage Loan Trust Inc., 2005-5 1A5	3.214%	8/25/35	62,053	46,181	(e)
Commercial Mortgage Pass-Through Certificates, 2014-CR21 A3	3.528%	12/10/47	546,192	579,486
Commercial Mortgage Pass-Through Certificates, 2015-DC1 C	4.311%	2/10/48	3,070,000	2,723,405	(e)
Commercial Mortgage Trust, 2013-CR12 AM	4.300%	10/10/46	1,723,000	1,796,444
Commercial Mortgage Trust, 2013-CR12 B	4.762%	10/10/46	1,470,000	1,496,846	(e)
Commercial Mortgage Trust, 2013-CR12 C	5.071%	10/10/46	730,000	685,414	(e)
Commercial Mortgage Trust, 2014-CR19 B	4.703%	8/10/47	8,410,000	8,609,431	(e)
Commercial Mortgage Trust, 2014-CR21 C	4.427%	12/10/47	11,948,000	10,865,162	(e)
Commercial Mortgage Trust, 2015-DC1 B	4.035%	2/10/48	7,160,000	7,051,758	(e)
Credit Suisse Commercial Mortgage Trust, 2006-C3 AJ	6.213%	6/15/38	1,251,271	651,161	(e)

See Notes to Schedule of Investments.

60	Western Asset Core Plus Bond Fund 2020 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(l) - continued
Credit Suisse Commercial Mortgage Trust, 2006-C5 AJ	5.373%	12/15/39	5,899,773	$2,738,085
CSMC Trust, 2014-USA A2	3.953%	9/15/37	12,520,000	12,687,906	(f)
CSMC Trust, 2014-USA E	4.373%	9/15/37	13,470,000	10,180,719	(f)
CSMC Trust, 2015-2R 7A1	3.851%	8/27/36	13,820,010	13,262,002	(e)(f)
CSMC Trust, 2015-4R 3A3 (1 mo. USD LIBOR + 0.310%)	2.247%	10/27/36	48,456,954	22,860,910	(e)(f)
CSMC Trust, 2017-CHOP G (1 mo. USD LIBOR + 5.350%)	6.055%	7/15/32	23,400,000	20,121,461	(e)(f)
CSMC Trust, 2017-TIME A	3.646%	11/13/39	21,200,000	17,906,957	(f)
CSMC Trust, 2018-J1 A2	3.500%	2/25/48	170,827,580	174,732,339	(e)(f)
CSMC Trust, 2019-RIO A	4.764%	12/15/21	148,347,500	137,493,700	(f)
Federal Home Loan Mortgage Corp. (FHLMC) Multiclass Certificates, 2020-RR02 BX	1.666%	12/31/49	15,503,008	1,806,477	(e)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K007 X1, IO	0.733%	4/25/20	13,056,657	131	(e)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K016 X1, IO	1.478%	10/25/21	7,206,600	135,601	(e)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K091 A2	3.505%	3/25/29	25,780,000	30,491,965
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K092 X1, IO	0.709%	4/25/29	41,748,507	2,308,409	(e)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K095 X1, IO	0.949%	6/25/29	39,942,274	2,907,742	(e)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K095 XAM, IO	1.238%	6/25/29	6,300,000	628,247	(e)

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2020 Quarterly Report	61

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Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(l) - continued
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K099 X1, IO	1.006%	9/25/29	20,515,838	$1,429,679	(e)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K101 X1, IO	0.837%	10/25/29	19,989,247	1,325,513	(e)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K735 X1, IO	0.965%	5/25/26	69,855,075	3,587,128	(e)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K736 X1, IO	1.312%	7/25/26	39,843,710	2,643,949	(e)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K737 X1, IO	0.638%	10/25/26	35,966,233	1,297,230	(e)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K1513 A3	2.797%	8/25/34	1,600,000	1,783,828
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KC05 X1, IO	1.204%	6/25/27	24,487,511	1,536,665	(e)
Federal Home Loan Mortgage Corp. (FHLMC) Reference REMIC, R007 ZA	6.000%	5/15/36	6,640,537	7,907,425
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 2019- RR01 X, IO	1.534%	6/25/28	22,500,000	2,528,235	(e)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 2957 ZA, PAC	5.000%	3/15/35	10,434,114	11,852,914
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3242 SC, IO (-1.000 x 1 mo. USD LIBOR + 6.290%)	5.585%	11/15/36	1,162,240	232,995	(e)

See Notes to Schedule of Investments.

62	Western Asset Core Plus Bond Fund 2020 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(l) - continued
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3281 AI, IO (-1.000 x 1 mo. USD LIBOR + 6.430%)	5.725%	2/15/37	6,271,074	$1,331,182	(e)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3368 AI, IO (-1.000 x 1 mo. USD LIBOR + 6.030%)	5.325%	9/15/37	1,688,677	331,824	(e)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3422 AI, IO	0.250%	1/15/38	716,969	6,211
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3621 SB, IO (-1.000 x 1 mo. USD LIBOR + 6.230%)	5.525%	1/15/40	2,434,841	485,426	(e)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3639 EY	5.000%	2/15/30	4,202,886	4,646,698
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3768 MB, PAC-1	4.000%	12/15/39	13,729,996	14,624,724
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3947 SG, IO (-1.000 x 1 mo. USD LIBOR + 5.950%)	5.245%	10/15/41	7,150,590	1,141,516	(e)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3973 SA, IO (-1.000 x 1 mo. USD LIBOR + 6.490%)	5.785%	12/15/41	4,794,715	995,564	(e)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4054 SA, IO (-1.000 x 1 mo. USD LIBOR + 6.050%)	5.345%	8/15/39	2,886,879	551,594	(e)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4099 ST, IO (-1.000 x 1 mo. USD LIBOR + 6.000%)	5.295%	8/15/42	1,581,312	258,586	(e)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4119 IN, IO	3.500%	10/15/32	3,963,271	378,489

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2020 Quarterly Report	63

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Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(l) - continued
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4146 DI, IO	3.000%	12/15/31	2,947,008	$193,907
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4174 SA, IO (-1.000 x 1 mo. USD LIBOR + 6.200%)	5.495%	5/15/39	2,366,149	159,068	(e)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4203 PS, IO, PAC (-1.000 x 1 mo. USD LIBOR + 6.250%)	5.545%	9/15/42	2,834,322	432,631	(e)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4239 IO, IO	3.500%	6/15/27	2,951,196	213,955
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4298 PI, IO, PAC	4.000%	4/15/43	1,770,402	103,790
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4415 IO, IO	2.354%	4/15/41	5,697,585	278,207	(e)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4793 CB	3.000%	5/15/48	35,309,144	37,194,949
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4793 CD	3.000%	6/15/48	26,659,768	27,809,081
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4813 CJ	3.000%	8/15/48	27,723,518	28,682,934
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 283 IO, IO	3.500%	10/15/27	722,997	52,212
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 328 S4, IO	2.336%	2/15/38	1,076,954	68,075	(e)
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 334 S7, IO (-1.000 x 1 mo. USD LIBOR + 6.100%)	5.395%	8/15/44	9,407,790	1,941,201	(e)

See Notes to Schedule of Investments.

64	Western Asset Core Plus Bond Fund 2020 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(l) - continued
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 353 S1, IO (-1.000 x 1 mo. USD LIBOR + 6.000%)	5.295%	12/15/46	21,556,043	$4,326,290	(e)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2018-DNA1 M2 (-1.000 x 1 mo. USD LIBOR + 1.800%)	2.747%	7/25/30	55,580,000	46,257,700	(e)(f)
Federal National Mortgage Association (FNMA) - CAS, 2014-C03 1M1 (1 mo. USD LIBOR + 3.000%)	3.947%	7/25/24	60,245,107	55,775,535	(e)
Federal National Mortgage Association (FNMA) - CAS, 2015-C01 2M2 (1 mo. USD LIBOR + 4.550%)	5.497%	2/25/25	3,169,032	3,081,330	(e)
Federal National Mortgage Association (FNMA) - CAS, 2015-C03 1M2 (1 mo. USD LIBOR + 5.000%)	5.947%	7/25/25	21,813,005	21,277,919	(e)(f)
Federal National Mortgage Association (FNMA) - CAS, 2017-C03 1M1 (-1.000 x 1 mo. USD LIBOR + 0.950%)	1.897%	10/25/29	9,982,742	9,699,582	(e)(f)
Federal National Mortgage Association (FNMA) - CAS, 2018-C05 1B1 (1 mo. USD LIBOR + 4.250%)	5.197%	1/25/31	19,130,000	9,757,301	(e)(f)
Federal National Mortgage Association (FNMA) ACES, 2013-M6 1AC	3.465%	2/25/43	2,057,038	2,293,683	(e)
Federal National Mortgage Association (FNMA) ACES, 2015-M4, X2, IO	0.390%	7/25/22	26,270,421	208,285	(e)
Federal National Mortgage Association (FNMA) ACES, 2017-M8 A2	3.061%	5/25/27	3,822,000	4,217,864	(e)
Federal National Mortgage Association (FNMA) ACES, 2018-M9 APT2	3.124%	4/25/28	2,500,000	2,788,334	(e)

See Notes to Schedule of Investments.

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Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(l) - continued
Federal National Mortgage Association (FNMA) ACES, 2019-M1 A2	3.555%	9/25/28	72,322,256	$84,028,206	(e)
Federal National Mortgage Association (FNMA) ACES, 2019-M4 A2	3.610%	2/25/31	12,170,000	14,141,236
Federal National Mortgage Association (FNMA) ACES, 2019-M5 A2	3.273%	1/25/29	22,830,000	25,841,948
Federal National Mortgage Association (FNMA) ACES, 2019-M6 A2	3.450%	1/1/29	25,350,000	28,856,919
Federal National Mortgage Association (FNMA) ACES, 2019-M13 X1, IO	0.831%	6/25/34	17,948,192	1,235,825	(e)
Federal National Mortgage Association (FNMA) ACES, 2019-M14 X1, IO	0.593%	6/25/29	55,494,575	2,480,255	(e)
Federal National Mortgage Association (FNMA) ACES, 2019-M19 A2	2.560%	9/25/29	25,871,237	27,673,200
Federal National Mortgage Association (FNMA) ACES, 2019-M23 3A3	2.720%	10/25/31	7,499,309	8,103,690	(e)
Federal National Mortgage Association (FNMA) ACES, 2019-M27 A2	2.700%	11/25/40	2,500,000	2,731,591
Federal National Mortgage Association (FNMA) ACES, 2019-M28 AV	2.232%	2/25/27	41,814,576	42,883,679
Federal National Mortgage Association (FNMA) ACES, 2020-M6 A	2.500%	10/25/37	3,886,444	4,128,085
Federal National Mortgage Association (FNMA) REMIC, 2005-88 IP, IO	2.125%	10/25/35	2,368,648	231,402	(e)
Federal National Mortgage Association (FNMA) REMIC, 2006-28 IP, IO	2.363%	3/25/36	1,582,676	144,229
Federal National Mortgage Association (FNMA) REMIC, 2006-59 IP, IO	3.004%	7/25/36	3,298,212	346,498	(e)

See Notes to Schedule of Investments.

66	Western Asset Core Plus Bond Fund 2020 Quarterly Report

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Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(l) - continued
Federal National Mortgage Association (FNMA) REMIC, 2006-118 IP1, IO	1.631%	12/25/36	3,721,118	$302,031	(e)
Federal National Mortgage Association (FNMA) REMIC, 2006-118 IP2, IO	1.631%	12/25/36	4,306,909	328,261	(e)
Federal National Mortgage Association (FNMA) REMIC, 2010-27 AS, IO (-1.000 x 1 mo. USD LIBOR + 6.480%)	5.533%	4/25/40	2,009,444	373,923	(e)
Federal National Mortgage Association (FNMA) REMIC, 2010-123 PM, PAC	4.000%	7/25/40	15,130,715	16,156,308
Federal National Mortgage Association (FNMA) REMIC, 2011-59 NZ	5.500%	7/25/41	956,947	1,111,275
Federal National Mortgage Association (FNMA) REMIC, 2011-99 KS, IO (-1.000 x 1 mo. USD LIBOR + 6.700%)	5.753%	10/25/26	909,354	94,310	(e)
Federal National Mortgage Association (FNMA) REMIC, 2012-28 B	6.500%	6/25/39	1,011,991	1,110,743
Federal National Mortgage Association (FNMA) REMIC, 2012-035 SC, IO (-1.000 x 1 mo. USD LIBOR + 6.500%)	5.553%	4/25/42	2,491,818	465,518	(e)
Federal National Mortgage Association (FNMA) REMIC, 2012-046 BA	6.000%	5/25/42	3,700,639	4,289,305
Federal National Mortgage Association (FNMA) REMIC, 2012-51 B	7.000%	5/25/42	5,710,176	7,016,679
Federal National Mortgage Association (FNMA) REMIC, 2012-070 YS, IO (-1.000 x 1 mo. USD LIBOR + 6.650%)	5.703%	2/25/41	955,158	73,598	(e)
Federal National Mortgage Association (FNMA) REMIC, 2012-074 OA, PO	0.000%	3/25/42	372,493	357,678

See Notes to Schedule of Investments.

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Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(l) - continued
Federal National Mortgage Association (FNMA) REMIC, 2012-074 SA, IO (-1.000 x 1 mo. USD LIBOR + 6.650%)	5.703%	3/25/42	4,222,607	$772,956	(e)
Federal National Mortgage Association (FNMA) REMIC, 2012-75 AO, PO	0.000%	3/25/42	222,885	213,830
Federal National Mortgage Association (FNMA) REMIC, 2012-75 NS, IO (-1.000 x 1 mo. USD LIBOR + 6.600%)	5.653%	7/25/42	580,178	104,835	(e)
Federal National Mortgage Association (FNMA) REMIC, 2012-93 UI, IO	3.000%	9/25/27	1,229,982	73,278
Federal National Mortgage Association (FNMA) REMIC, 2012-101 BI, IO	4.000%	9/25/27	1,719,462	108,111
Federal National Mortgage Association (FNMA) REMIC, 2012-133 CS, IO (-1.000 x 1 mo. USD LIBOR + 6.150%)	5.203%	12/25/42	3,615,937	688,179	(e)
Federal National Mortgage Association (FNMA) REMIC, 2012-134 MS, IO (-1.000 x 1 mo. USD LIBOR + 6.150%)	5.203%	12/25/42	2,692,336	529,204	(e)
Federal National Mortgage Association (FNMA) REMIC, 2012-134 SK, IO (-1.000 x 1 mo. USD LIBOR + 6.150%)	5.203%	12/25/42	9,095,696	1,598,305	(e)
Federal National Mortgage Association (FNMA) REMIC, 2013-9 BC	6.500%	7/25/42	5,108,925	6,188,304
Federal National Mortgage Association (FNMA) REMIC, 2013-9 CB	5.500%	4/25/42	14,219,213	16,378,168
Federal National Mortgage Association (FNMA) REMIC, 2013-9 SA, IO (-1.000 x 1 mo. USD LIBOR + 6.150%)	5.203%	3/25/42	4,593,526	786,493	(e)
Federal National Mortgage Association (FNMA) REMIC, 2013-14 IG, IO	4.000%	3/25/43	6,783,768	833,393

See Notes to Schedule of Investments.

68	Western Asset Core Plus Bond Fund 2020 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(l) - continued
Federal National Mortgage Association (FNMA) REMIC, 2013-026 HI, IO	3.000%	4/25/32	3,735,462	$162,535
Federal National Mortgage Association (FNMA) REMIC, 2013-29 QI, IO	4.000%	4/25/43	6,599,723	679,173
Federal National Mortgage Association (FNMA) REMIC, 2013-54 BS, IO (-1.000 x 1 mo. USD LIBOR + 6.150%)	5.203%	6/25/43	6,953,180	1,333,114	(e)
Federal National Mortgage Association (FNMA) REMIC, 2013-124 SB, IO (-1.000 x 1 mo. USD LIBOR + 5.950%)	5.003%	12/25/43	14,445,139	2,457,086	(e)
Federal National Mortgage Association (FNMA) REMIC, 2014-47 AI, IO	2.212%	8/25/44	5,441,874	349,411	(e)
Federal National Mortgage Association (FNMA) REMIC, 2015-55 IO, IO	1.900%	8/25/55	11,412,381	583,185	(e)
Federal National Mortgage Association (FNMA) REMIC, 2015-56 AS, IO (-1.000 x 1 mo. USD LIBOR + 6.150%)	5.203%	8/25/45	3,134,401	694,080	(e)
Federal National Mortgage Association (FNMA) REMIC, 2016-23 ST, IO (-1.000 x 1 mo. USD LIBOR + 6.000%)	5.053%	11/25/45	18,119,147	3,837,757	(e)
Federal National Mortgage Association (FNMA) REMIC, 2016-60 QS, IO (-1.000 x 1 mo. USD LIBOR + 6.100%)	5.153%	9/25/46	19,355,247	3,812,449	(e)
Federal National Mortgage Association (FNMA) REMIC, 2016-61 BS, IO (-1.000 x 1 mo. USD LIBOR + 6.100%)	5.153%	9/25/46	8,767,384	1,627,222	(e)
Federal National Mortgage Association (FNMA) REMIC, 2017-76 SB, IO (-1.000 x 1 mo. USD LIBOR + 6.100%)	5.153%	10/25/57	36,244,543	5,728,530	(e)

See Notes to Schedule of Investments.

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Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(l) - continued
Federal National Mortgage Association (FNMA) REMIC, 2017-85 SC, IO (-1.000 x 1 mo. USD LIBOR + 6.200%)	5.253%	11/25/47	12,457,114	$2,209,989	(e)
Federal National Mortgage Association (FNMA) STRIPS, 390 C3, IO	6.000%	7/25/38	1,041,451	183,412
Federal National Mortgage Association (FNMA) STRIPS, 407 22, IO	5.000%	1/25/39	469,836	58,063
Federal National Mortgage Association (FNMA) STRIPS, 407 23, IO	5.000%	1/25/39	256,098	32,238	(e)
Federal National Mortgage Association (FNMA) STRIPS, 407 27, IO	5.500%	1/25/39	216,194	28,878	(e)
Federal National Mortgage Association (FNMA) STRIPS, 407 34, IO	5.000%	1/25/38	305,999	38,560
Federal National Mortgage Association (FNMA) STRIPS, 407 41, IO	6.000%	1/25/38	1,305,025	239,620
Federal National Mortgage Association (FNMA) STRIPS, 409 C1, IO	3.000%	11/25/26	3,690,223	228,107
Federal National Mortgage Association (FNMA) STRIPS, 409 C2, IO	3.000%	4/25/27	189,288	10,300
Federal National Mortgage Association (FNMA) STRIPS, 409 C13, IO	3.500%	11/25/41	4,863,070	595,245
Federal National Mortgage Association (FNMA) STRIPS, 409 C18, IO	4.000%	4/25/42	3,352,600	474,470
Federal National Mortgage Association (FNMA) STRIPS, 409 C22, IO	4.500%	11/25/39	1,397,697	178,503
Federal National Mortgage Association (FNMA) STRIPS, 20384 14, IO	5.500%	1/25/40	548,530	90,571

See Notes to Schedule of Investments.

70	Western Asset Core Plus Bond Fund 2020 Quarterly Report

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Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(l) - continued
First Horizon Alternative Mortgage Securities Trust, 2007-FA3 A1 (1 mo. USD LIBOR + 0.330%)	1.277%	6/25/37	9,463,035	$4,199,498	(e)
Flagstar Mortgage Trust, 2018-2 A4	3.500%	4/25/48	40,474,143	41,219,167	(e)(f)
FREMF Mortgage Trust, 2012-K20 X2A, IO	0.200%	5/25/45	177,223,471	615,391	(f)
GE Business Loan Trust, 2007-1A A (1 mo. USD LIBOR + 0.170%)	0.875%	4/15/35	2,216,727	2,024,086	(e)(f)
GE Capital Commercial Mortgage Corp., 2007-C1 AJ	5.606%	12/10/49	9,636,170	1,655,605	(e)
Government National Mortgage Association (GNMA), 2006-16 GS, IO (-1.000 x 1 mo. USD LIBOR + 6.990%)	6.217%	4/20/36	632,307	132,673	(e)
Government National Mortgage Association (GNMA), 2007-51 SG, IO (-1.000 x 1 mo. USD LIBOR + 6.580%)	5.807%	8/20/37	2,494,769	420,482	(e)
Government National Mortgage Association (GNMA), 2010-31 GS, IO, PAC-1 (-1.000 x 1 mo. USD LIBOR + 6.500%)	5.727%	3/20/39	213,086	6,419	(e)
Government National Mortgage Association (GNMA), 2010-42 BS, IO (-1.000 x 1 mo. USD LIBOR + 6.480%)	5.707%	4/20/40	448,525	94,887	(e)
Government National Mortgage Association (GNMA), 2010-42 PC, PAC-1	5.000%	7/20/39	5,315,948	5,697,061
Government National Mortgage Association (GNMA), 2010-85 HS, IO, PAC (-1.000 x 1 mo. USD LIBOR + 6.650%)	5.877%	1/20/40	228,573	20,931	(e)

See Notes to Schedule of Investments.

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Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(l) - continued
Government National Mortgage Association (GNMA), 2010-86 PB, PAC-1	4.500%	10/20/39	11,999,818	$12,754,899
Government National Mortgage Association (GNMA), 2010-116 MH	5.000%	7/20/40	26,306,120	31,130,796
Government National Mortgage Association (GNMA), 2010-118 IO, IO	0.000%	4/16/53	851,550	477	(e)
Government National Mortgage Association (GNMA), 2010-H10 FC (1 mo. USD LIBOR + 1.000%)	2.613%	5/20/60	503,150	503,988	(e)
Government National Mortgage Association (GNMA), 2010-H26 LF (1 mo. USD LIBOR + 0.350%)	2.012%	8/20/58	1,273,333	1,257,329	(e)
Government National Mortgage Association (GNMA), 2010-H27 FA (1 mo. USD LIBOR + 0.380%)	2.042%	12/20/60	315,692	310,979	(e)
Government National Mortgage Association (GNMA), 2010-H28 FE (1 mo. USD LIBOR + 0.400%)	2.062%	12/20/60	5,981,706	5,907,349	(e)
Government National Mortgage Association (GNMA), 2011-140 AI, IO	4.000%	10/16/26	198,853	14,004
Government National Mortgage Association (GNMA), 2011-H6 FA (1 mo. USD LIBOR + 0.450%)	2.112%	2/20/61	1,867,569	1,845,101	(e)
Government National Mortgage Association (GNMA), 2011-H8 FG (1 mo. USD LIBOR + 0.480%)	2.142%	3/20/61	5,743,967	5,684,489	(e)
Government National Mortgage Association (GNMA), 2011-H9 AF (1 mo. USD LIBOR + 0.500%)	2.162%	3/20/61	5,302,041	5,252,041	(e)

See Notes to Schedule of Investments.

72	Western Asset Core Plus Bond Fund 2020 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(l) - continued
Government National Mortgage Association (GNMA), 2012-34 SA, IO (-1.000 x 1 mo. USD LIBOR + 6.050%)	5.277%	3/20/42	1,631,629	$355,121	(e)
Government National Mortgage Association (GNMA), 2012-66 CI, IO	3.500%	2/20/38	3,424,039	122,681
Government National Mortgage Association (GNMA), 2012-81 AI, IO	3.500%	4/20/27	1,404,530	84,595
Government National Mortgage Association (GNMA), 2012-98 SA, IO (-1.000 x 1 mo. USD LIBOR + 6.100%)	5.395%	8/16/42	3,147,874	676,297	(e)
Government National Mortgage Association (GNMA), 2012-152 IO, IO	0.792%	1/16/54	71,507,977	3,538,522	(e)
Government National Mortgage Association (GNMA), 2013-50 IO, IO	0.189%	10/16/48	82,701,803	1,119,691	(e)
Government National Mortgage Association (GNMA), 2013-72 IO, IO	0.500%	11/16/47	34,213,906	930,813	(e)
Government National Mortgage Association (GNMA), 2013-107 AD	2.695%	11/16/47	8,037,679	8,369,456	(e)
Government National Mortgage Association (GNMA), 2013-150 IA, IO	1.273%	11/20/42	1,950,600	65,730	(e)
Government National Mortgage Association (GNMA), 2014-17 AM	2.570%	6/16/48	2,299,543	2,384,813	(e)
Government National Mortgage Association (GNMA), 2014-117 SJ, IO, PAC (-1.000 x 1 mo. USD LIBOR + 5.600%)	4.827%	8/20/44	622,902	103,048	(e)
Government National Mortgage Association (GNMA), 2014-160 EI, IO	4.000%	7/16/26	4,343,567	305,457

See Notes to Schedule of Investments.

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Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(l) - continued
Government National Mortgage Association (GNMA), 2014-176 IA, IO	4.000%	11/20/44	798,265	$101,892
Government National Mortgage Association (GNMA), 2016-21 ST, IO (-1.000 x 1 mo. USD LIBOR + 6.150%)	5.377%	2/20/46	24,071,822	5,192,889	(e)
Government National Mortgage Association (GNMA), 2016-84 IG, IO, PAC	4.500%	11/16/45	5,042,711	804,206
Government National Mortgage Association (GNMA), 2016-135 SB, IO (-1.000 x 1 mo. USD LIBOR + 6.100%)	5.395%	10/16/46	7,218,193	1,810,740	(e)
Government National Mortgage Association (GNMA), 2017-8 IO, IO	0.721%	8/16/58	42,521,891	2,338,564	(e)
Government National Mortgage Association (GNMA), 2017-41 IO, IO	0.786%	7/16/58	24,951,304	1,412,241	(e)
Government National Mortgage Association (GNMA), 2017-111 IO, IO	0.739%	2/16/59	14,798,716	912,014	(e)
Government National Mortgage Association (GNMA), 2017-145 IO, IO	0.665%	4/16/57	84,466,912	4,647,496	(e)
Government National Mortgage Association (GNMA), 2017-157 IO	0.570%	12/16/59	14,798,889	787,365	(e)
Government National Mortgage Association (GNMA), 2017-H15 KI, IO	2.357%	7/20/67	35,982,738	4,291,193	(e)
Government National Mortgage Association (GNMA), 2017-H18 BI, IO	1.756%	9/20/67	28,874,080	2,946,978	(e)
Government National Mortgage Association (GNMA), 2017-H20 IB, IO	2.222%	10/20/67	14,585,370	1,510,804	(e)

See Notes to Schedule of Investments.

74	Western Asset Core Plus Bond Fund 2020 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(l) - continued
Government National Mortgage Association (GNMA), 2017-H22 IC, IO	2.686%	11/20/67	4,280,898	$445,097	(e)
Government National Mortgage Association (GNMA), 2018-37 QA	2.750%	3/20/48	8,748,472	9,216,142
Government National Mortgage Association (GNMA), 2018-119 IO, IO	0.654%	5/16/60	17,663,749	1,108,863	(e)
Government National Mortgage Association (GNMA), 2018-H6 PF (1 mo. USD LIBOR + 0.300%)	1.962%	2/20/68	17,881,499	17,595,899	(e)
Government National Mortgage Association (GNMA), 2018-H7 FD (1 mo. USD LIBOR + 0.300%)	1.962%	5/20/68	30,910,578	30,395,367	(e)
Government National Mortgage Association (GNMA), 2018-H8 KF (1 mo. USD LIBOR + 0.300%)	1.962%	5/20/68	15,013,031	14,719,871	(e)
Government National Mortgage Association (GNMA), 2018-H13 FC (1 mo. USD LIBOR + 0.300%)	1.962%	7/20/68	9,752,522	9,549,857	(e)
Government National Mortgage Association (GNMA), 2018-H17 FG (12 mo. USD LIBOR + 0.250%)	2.224%	10/20/68	6,743,242	6,595,088	(e)
Government National Mortgage Association (GNMA), 2019-90 AB	3.000%	7/20/49	13,048,107	13,690,995
Government National Mortgage Association (GNMA), 2019-123 A	3.000%	10/20/49	15,725,912	16,842,862
Government National Mortgage Association (GNMA), 2020-28 AH	2.300%	11/16/61	12,483,822	12,652,291
GreenPoint Mortgage Funding Trust, 2005-AR4 1A2A (1 mo. USD LIBOR + 0.640%)	1.587%	10/25/45	2,202,515	1,943,141	(e)

See Notes to Schedule of Investments.

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Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(l) - continued
GreenPoint Mortgage Funding Trust, 2005-AR5 2A1 (1 mo. USD LIBOR + 0.560%)	1.507%	11/25/45	14,481,459	$8,496,023	(e)
GreenPoint Mortgage Funding Trust, 2006-AR3 3A1 (1 mo. USD LIBOR + 0.230%)	1.177%	4/25/36	614,528	628,893	(e)
GS Mortgage Securities Corp. II, 2018-SRP5 A (1 mo. USD LIBOR + 1.300%)	2.005%	9/15/31	139,880,000	131,225,624	(e)(f)
GS Mortgage Securities Corp. Trust, 2013-GC16 B	5.161%	11/10/46	4,302,000	4,559,458	(e)
GS Mortgage Securities Trust, 2015-GC30 B	4.043%	5/10/50	16,340,000	16,236,182	(e)
GS Mortgage Securities Trust, 2017-GS8 A4	3.469%	11/10/50	5,490,000	5,968,027
GSR Mortgage Loan Trust, 2005-AR7 1A1	4.187%	11/25/35	710,539	490,359	(e)
HarborView Mortgage Loan Trust, 2005-3 2A1A (1 mo. USD LIBOR + 0.480%)	2.138%	6/19/35	3,478,918	3,237,693	(e)
HarborView Mortgage Loan Trust, 2005-7 1A1 (11th District Cost of Funds + 1.850%)	2.834%	6/19/45	2,182,871	1,206,957	(e)
HarborView Mortgage Loan Trust, 2006-2 1A	4.216%	2/25/36	597,964	304,689	(e)
HarborView Mortgage Loan Trust, 2006-13 A (1 mo. USD LIBOR + 0.180%)	0.930%	11/19/46	172,426	129,170	(e)
Impac CMB Trust, 2005-7 A1 (1 mo. USD LIBOR + 0.520%)	1.467%	11/25/35	2,978,591	2,377,159	(e)
Impac CMB Trust, 2007-A A (1 mo. USD LIBOR + 0.500%)	1.447%	5/25/37	6,914,124	6,145,875	(e)(f)
IndyMac INDX Mortgage Loan Trust, 2005-AR13 1A1	3.814%	8/25/35	151,580	109,182	(e)
Jefferies Resecuritization Trust, 2015-R1 A2 (1 mo. USD LIBOR + 0.140%)	1.722%	12/26/36	18,386,177	10,854,721	(e)(f)
JPMBB Commercial Mortgage Securities Trust, 2013-C17 B	4.892%	1/15/47	1,602,000	1,667,297	(e)

See Notes to Schedule of Investments.

76	Western Asset Core Plus Bond Fund 2020 Quarterly Report

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Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(l) - continued
JPMBB Commercial Mortgage Securities Trust, 2014-C25 AS	4.065%	11/15/47	5,930,000	$6,214,678
JPMBB Commercial Mortgage Securities Trust, 2015-C30 B	4.269%	7/15/48	19,921,000	19,776,296	(e)
JPMBB Commercial Mortgage Securities Trust, 2015-C31 B	4.620%	8/15/48	10,543,000	10,714,729	(e)
JPMDB Commercial Mortgage Securities Trust, 2017-C5 A5	3.694%	3/15/50	620,000	683,965
JPMorgan Chase Commercial Mortgage Securities Trust, 2006-LDP7 AJ	6.034%	4/17/45	4,576,420	2,387,289	(e)
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-CB19 AJ	5.683%	2/12/49	15,212,778	5,791,809	(e)
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-LD12 AJ	6.467%	2/15/51	1,017,314	965,939	(e)
JPMorgan Chase Commercial Mortgage Securities Trust, 2015-FL7 D (1 mo. USD LIBOR + 3.750%)	4.455%	5/15/28	11,407,035	11,146,728	(e)(f)
JPMorgan Mortgage Trust, 2018-3 A1	3.500%	9/25/48	39,504,725	40,369,800	(e)(f)
JPMorgan Mortgage Trust, 2018-4 A1	3.500%	10/25/48	33,485,947	34,622,614	(e)(f)
JPMorgan Mortgage Trust, 2018-5 A1	3.500%	10/25/48	48,319,900	49,521,486	(e)(f)
JPMorgan Resecuritization Trust, 2015-1 4A1 (1 mo. USD LIBOR + 0.300%)	1.050%	9/27/36	7,435,804	7,015,916	(e)(f)
JPMorgan Resecuritization Trust, 2015-1 4A2	2.938%	9/27/36	13,884,467	8,443,333	(e)(f)
Legacy Mortgage Asset Trust, 2019-GS7 A1, Step Bond	3.250%	11/25/59	72,829,326	73,961,523	(f)
Lehman Mortgage Trust, 2006-7 3A4, IO (-1.000 x 1 mo. USD LIBOR + 7.150%)	6.203%	11/25/36	7,033,845	2,458,168	(e)

See Notes to Schedule of Investments.

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Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(l) - continued
Lone Star Portfolio Trust, 2015-LSMZ M (1 mo. USD LIBOR + 7.218%)	7.922%	9/15/20	3,979,088	$3,976,136	(e)(f)
Lone Star Portfolio Trust, 2015-LSP E (1 mo. USD LIBOR + 5.850%)	6.555%	9/15/28	24,753,397	22,306,355	(e)(f)
Lone Star Portfolio Trust, 2015-LSP F (1 mo. USD LIBOR + 7.150%)	7.855%	9/15/28	16,463,675	14,627,261	(e)(f)
Magnolia Finance XI DAC, 2019-2 A (1 mo. USD LIBOR + 2.750%)	3.697%	7/31/21	32,712,343	32,660,526	(e)(f)
MASTR Adjustable Rate Mortgages Trust, 2004-6 5A1	4.372%	7/25/34	302,477	246,589	(e)
MASTR Adjustable Rate Mortgages Trust, 2006-OA1 1A1 (1 mo. USD LIBOR + 0.210%)	1.157%	4/25/46	155,222	127,712	(e)
MASTR Reperforming Loan Trust, 2005-1 1A1	6.000%	8/25/34	1,571,410	891,519	(f)
MASTR Reperforming Loan Trust, 2005-1 1A3	7.000%	8/25/34	2,198,112	1,403,156	(f)
MASTR Reperforming Loan Trust, 2005-2 1A1F (1 mo. USD LIBOR + 0.350%)	1.297%	5/25/35	2,240,535	1,031,165	(e)(f)
ML-CFC Commercial Mortgage Trust, 2007-5 AJ	5.450%	8/12/48	3,413,515	2,024,726	(e)
ML-CFC Commercial Mortgage Trust, 2007-5 AJFL	5.450%	8/12/48	539,028	319,724	(e)(f)
ML-CFC Commercial Mortgage Trust, 2007-9 AJ	5.852%	9/12/49	1,943,458	749,398	(e)
Morgan Stanley Capital I Trust, 2007-IQ13 AJ	5.438%	3/15/44	140,231	137,707
Morgan Stanley Mortgage Loan Trust, 2004-5AR 2A	4.104%	7/25/34	14,317	13,104	(e)
Morgan Stanley Mortgage Loan Trust, 2005-3AR 2A2	3.506%	7/25/35	1,063,845	864,563	(e)

See Notes to Schedule of Investments.

78	Western Asset Core Plus Bond Fund 2020 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(l) - continued
Morgan Stanley Resecuritization Trust, 2015-R3 7A1 (Federal Reserve U.S. 12 mo. Cumulative Avg 1 Year CMT + 0.770%)	2.823%	4/26/47	10,034,572	$9,789,487	(e)(f)
Mortgage Loan Resecuritization Trust, 2009- RS1 A85 (1 mo. USD LIBOR + 0.340%)	1.921%	4/16/36	49,230,703	40,398,178	(e)(f)
Multifamily Trust, 2016-1 B	10.344%	4/25/46	4,014,803	3,954,039	(e)(f)
New Residential Mortgage Loan Trust, 2019-3A A1A	3.750%	11/25/58	54,292,131	54,883,644	(e)(f)
Nomura Asset Acceptance Corp. Alternative Loan Trust Series, 2005-AP2 A5	5.476%	5/25/35	68,071	45,775
Nomura Resecuritization Trust, 2015-5R 3A5 (1 mo. USD LIBOR + 0.260%)	2.147%	2/26/46	9,666,870	6,965,014	(e)(f)
Prime Mortgage Trust, 2006-1 3A2, IO (-1.000 x 1 mo. USD LIBOR + 7.150%)	6.203%	6/25/36	12,171,172	2,942,398	(e)
Prime Mortgage Trust, 2006- DR1 2A2	6.000%	5/25/35	28,821,371	16,503,904	(f)
RALI Series Trust, 2007-QS4 3A9	6.000%	3/25/37	2,383,877	2,027,856
RAMP Trust, 2004-SL4 A5	7.500%	7/25/32	488,832	316,640
RAMP Trust, 2005-SL1 A7	8.000%	5/25/32	246,550	190,795
RBSGC Mortgage Loan Trust, 2007-B 1A4 (1 mo. USD LIBOR + 0.450%)	1.397%	1/25/37	7,683,126	2,817,369	(e)
RBSSP Resecuritization Trust, 2009-12 9A2	3.770%	3/25/36	8,443,953	6,796,107	(e)(f)
Redwood Funding Trust, 2019-1 PT	4.213%	9/27/24	38,841,404	35,694,163	(f)
Reperforming Loan REMIC Trust, 2006-R2 AS, IO	4.248%	7/25/36	13,346,699	1,636,712	(e)(f)
Residential Asset Securitization Trust, 2003- A14 A1	4.750%	2/25/19	623	445

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2020 Quarterly Report	79

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(l) - continued
Residential Asset Securitization Trust, 2004-A2 1A3, PAC (1 mo. USD LIBOR + 0.400%)	1.347%	5/25/34	10,241	$9,214	(e)
Rosslyn Portfolio Trust, 2017- ROSS A (1 mo. USD LIBOR + 0.950%)	1.939%	6/15/33	31,520,000	28,450,614	(e)(f)
Shops at Crystals Trust, 2016-CSTL A	3.126%	7/5/36	11,160,000	10,785,201	(f)
Structured Adjustable Rate Mortgage Loan Trust, 2004-8 1A1	4.033%	7/25/34	773	719	(e)
Structured Asset Mortgage Investments II Trust, 2006- AR6 1A1 (1 mo. USD LIBOR + 0.180%)	1.127%	7/25/46	128,668	99,718	(e)
Structured Asset Mortgage Investments Trust, 2003-AR1 A1 (1 mo. USD LIBOR + 0.740%)	1.490%	10/19/33	83,729	73,248	(e)
Structured Asset Securities Corp. Mortgage Loan Trust, 2002-9 A2 (1 mo. USD LIBOR + 0.600%)	1.547%	10/25/27	11,105	10,981	(e)
SunTrust Alternative Loan Trust, 2006-1F 3A (1 mo. USD LIBOR + 0.350%)	1.297%	4/25/36	17,804,620	3,343,231	(e)
UBS Commercial Mortgage Trust, 2017-C1 A4	3.460%	6/15/50	5,440,000	5,948,251
UBS Commercial Mortgage Trust, 2017-C3 A4	3.426%	8/15/50	6,000,000	6,345,611
Wachovia Bank Commercial Mortgage Trust, 2007-C33 AJ	5.655%	2/15/51	6,978,490	5,533,244	(e)
WaMu Mortgage Pass- Through Certificates Series Trust, 2003-AR9 1A7	4.314%	9/25/33	7,819	6,986	(e)
WaMu Mortgage Pass- Through Certificates Trust, 2005-AR15 A1C3 (1 mo. USD LIBOR + 0.480%)	1.427%	11/25/45	26,718,635	16,198,905	(e)

See Notes to Schedule of Investments.

80	Western Asset Core Plus Bond Fund 2020 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(l) - continued
Waterfall Commercial Mortgage Trust, 2015-SBC5 A	4.104%	9/14/22	9,202,644	$9,147,339	(e)(f)
Wells Fargo Alternative Loan Trust, 2007-PA1 A12, IO (-1.000 x 1 mo. USD LIBOR + 5.460%)	4.513%	3/25/37	12,679,936	1,504,374	(e)
Wells Fargo Alternative Loan Trust, 2007-PA2 2A1 (1 mo. USD LIBOR + 0.430%)	1.377%	6/25/37	4,802,790	3,617,850	(e)
Wells Fargo Commercial Mortgage Trust, 2013-LC12 B	4.283%	7/15/46	450,000	453,224	(e)
Wells Fargo Commercial Mortgage Trust, 2014-LC18 AS	3.808%	12/15/47	5,630,000	5,814,822
Wells Fargo Commercial Mortgage Trust, 2017-C41 XA, IO	1.219%	11/15/50	31,813,743	2,234,855	(e)
Wells Fargo Commercial Mortgage Trust, 2018-C44 A5	4.212%	5/15/51	7,530,000	8,531,550
WFRBS Commercial Mortgage Trust, 2012-C7 XA, IO	1.336%	6/15/45	174,706	3,637	(e)(f)
WFRBS Commercial Mortgage Trust, 2013-C14 D	3.976%	6/15/46	3,030,000	2,665,665	(e)(f)
WFRBS Commercial Mortgage Trust, 2014-C19 B	4.723%	3/15/47	270,000	277,228	(e)
WFRBS Commercial Mortgage Trust, 2014-C19 XA, IO	1.030%	3/15/47	44,858,288	1,300,626	(e)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $2,677,827,398)				2,558,475,786

SENIOR LOANS - 4.6%
COMMUNICATION SERVICES - 0.7%
Diversified Telecommunication Services - 0.2%
Level 3 Financing Inc., 2027 Term Loan B (1 mo. USD LIBOR + 1.750%)	2.739%	3/1/27	20,767,251	19,625,052	(e)(m)(n)
Virgin Media Bristol LLC, Term Loan Facility N (1 mo. USD LIBOR + 2.500%)	3.205%	1/31/28	32,590,528	31,042,478	(e)(m)(n)(o)

Total Diversified Telecommunication Services				50,667,530

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2020 Quarterly Report	81

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Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Entertainment - 0.0%
CEOC LLC, Term Loan B (1 mo. USD LIBOR + 2.000%)	2.989%	10/7/24	15,134,718	$12,536,586	(e)(m)(n)

Media - 0.5%
Charter Communications Operating LLC, Term Loan B1 (1 mo. USD LIBOR + 1.750%)	2.740%	4/30/25	29,782,919	28,740,517	(e)(m)(n)
Charter Communications Operating LLC, Term Loan B2 (1 mo. USD LIBOR + 1.750%)	2.740%	2/1/27	13,386,366	12,940,158	(e)(m)(n)
Diamond Sports Group LLC, Term Loan (1 mo. USD LIBOR + 3.250%)	4.180%	8/24/26	4,884,203	3,834,099	(e)(m)(n)
Entercom Media Corp., Term Loan B2 (1 mo. USD LIBOR + 2.500%)	3.489%	11/18/24	3,950,608	3,555,547	(e)(m)(n)
iHeartCommunications Inc., New Term Loan (1 mo. USD LIBOR + 3.000%)	3.989%	5/1/26	10,504,396	8,997,015	(e)(m)(n)
Nexstar Broadcasting Inc., Term Loan B4 (1 mo. USD LIBOR + 2.750%)	4.331%	9/18/26	43,936,319	41,519,821	(e)(m)(n)
Numericable U.S. LLC, USD Term Loan B12 (1 mo. USD LIBOR + 3.688%)	4.392%	1/31/26	9,794,900	9,207,207	(e)(m)(n)
Terrier Media Buyer Inc., Term Loan (3 mo. USD LIBOR + 4.250%)	5.700%	12/17/26	28,757,925	24,929,526	(e)(m)(n)
Univision Communications Inc., 2017 Replacement Term Loan (1 mo. USD LIBOR + 2.750%)	3.750%	3/15/24	14,998,965	12,824,115	(e)(m)(n)
Ziggo Financing Partnership, Term Loan I (1 mo. USD LIBOR + 2.500%)	3.205%	4/30/28	4,475,074	4,178,601	(e)(m)(n)

Total Media				150,726,606

See Notes to Schedule of Investments.

82	Western Asset Core Plus Bond Fund 2020 Quarterly Report

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Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Wireless Telecommunication Services - 0.0%
CSC Holdings LLC, Term Loan (1 mo. USD LIBOR + 2.500%)	3.112%	4/15/27	5,730,000	$5,548,548	(e)(m)(n)
Sprint Communications Inc., Initial Term Loan (1 mo. USD LIBOR + 2.500%)	3.500%	2/2/24	6,422,106	6,398,024	(d)(e)(m)(n)

Total Wireless Telecommunication Services				11,946,572

TOTAL COMMUNICATION SERVICES				225,877,294

CONSUMER DISCRETIONARY - 0.9%
Auto Components - 0.1%
Panther BF Aggregator 2 LP, First Lien Initial Dollar Term Loan (1 mo. USD LIBOR + 3.500%)	4.441%	4/30/26	18,507,000	17,026,440	(d)(e)(m)(n)

Commercial Services & Supplies - 0.0%
Atlantic Aviation FBO Inc., Term Loan (1 mo. USD LIBOR + 3.750%)	4.740%	12/6/25	3,703,125	3,499,453	(d)(e)(m)(n)

Diversified Consumer Services - 0.1%
Prime Security Services Borrower LLC, 2019 Refinancing Term Loan B1 (1 mo. USD LIBOR + 3.250%)	4.606%	9/23/26	28,713,843	26,129,598	(e)(m)(n)
ServiceMaster Co. LLC, Term Loan D (1 mo. USD LIBOR + 1.750%)	2.739%	11/5/26	7,980,000	7,740,600	(d)(e)(m)(n)

Total Diversified Consumer Services				33,870,198

Hotels, Restaurants & Leisure - 0.7%
1011778 BC Unlimited Liability Co., Term Loan B4 (1 mo. USD LIBOR + 1.750%)	2.739%	11/19/26	40,656,265	37,708,685	(e)(m)(n)
Alterra Mountain Co., Initial Term Loan (1 mo. USD LIBOR + 2.750%)	3.750%	7/31/24	14,841,227	13,307,639	(e)(m)(n)
Aramark Services Inc., Term Loan B3 (1 mo. USD LIBOR + 1.750%)	2.739%	3/11/25	10,448,058	9,803,757	(e)(m)(n)
Aramark Services Inc., Term Loan B4 (1 mo. USD LIBOR + 1.750%)	2.739%	1/15/27	10,810,000	10,107,350	(d)(e)(m)(n)

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2020 Quarterly Report	83

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Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Hotels, Restaurants & Leisure - continued
Boyd Gaming Corp., Refinancing Term Loan B (1 week USD LIBOR + 2.250%)	2.934%	9/15/23	75,977	$66,987	(e)(m)(n)
Caesars Resort Collection LLC, Term Loan B (1 mo. USD LIBOR + 2.750%)	3.739%	12/23/24	22,906,823	18,816,329	(e)(m)(n)
Equinox Holdings Inc., First Lien Incremental Term Loan B1 (6 mo. USD LIBOR + 3.000%)	4.072%	3/8/24	997,442	744,757	(e)(m)(n)
Four Seasons Hotels Ltd., Restated Term Loan (1 mo. USD LIBOR + 2.000%)	3.603%	11/30/23	15,352,620	14,124,410	(e)(m)(n)
Golden Nugget Inc., First Initial Term Loan	3.489-3.695%	10/4/23	37,307,814	29,162,287	(e)(m)(n)(o)
Hilton Worldwide Finance LLC, Refinance Term Loan B2 (1 mo. USD LIBOR + 1.750%)	2.697%	6/22/26	34,131,279	31,998,074	(e)(m)(n)(o)
PCI Gaming Authority, Term Loan Facility B (1 mo. USD LIBOR + 2.500%)	3.489%	5/29/26	11,329,673	9,104,197	(e)(m)(n)
Scientific Games International Inc., Initial Term Loan B5	3.739-4.369%	8/14/24	30,963,901	25,158,169	(e)(m)(n)
Station Casinos LLC, Term Loan Facility B1 (1 mo. USD LIBOR + 2.250%)	3.240%	2/8/27	15,865,837	13,359,035	(e)(m)(n)

Total Hotels, Restaurants & Leisure				213,461,676

Specialty Retail - 0.0%
Academy Ltd., Initial Term Loan (1 mo. USD LIBOR + 4.000%)	5.515-5.581%	7/1/22	11,615,816	6,398,375	(e)(m)(n)

See Notes to Schedule of Investments.

84	Western Asset Core Plus Bond Fund 2020 Quarterly Report

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Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Specialty Retail - continued
Michaels Stores Inc., 2018 New Replacement Term Loan B (1 mo. USD LIBOR + 2.500%)	3.500-3.568%	1/30/23	7,009,155	$5,922,736	(d)(e)(m)(n)
Party City Holdings Inc., 2018 Replacement Term Loan (1 mo. USD LIBOR + 2.500%)	3.490-4.100%	8/19/22	7,809,875	4,029,895	(e)(m)(n)

Total Specialty Retail				16,351,006

TOTAL CONSUMER DISCRETIONARY				284,208,773

CONSUMER STAPLES - 0.1%
Food & Staples Retailing - 0.1%
Froneri U.S. Inc., Term Loan Facility B2 (1 mo. USD LIBOR + 2.250%)	3.239%	1/29/27	14,510,000	13,929,600	(d)(e)(m)(n)

FINANCIALS - 0.8%
Capital Markets - 0.1%
Edelman Financial Center LLC, First Lien Initial Term Loan (1 mo. USD LIBOR + 3.250%)	4.179%	7/21/25	11,012,393	9,507,362	(e)(m)(n)
First Eagle Holdings Inc., 2018 Refinancing Term Loan B (3 mo. USD LIBOR + 2.500%)	3.950%	2/1/27	12,460,974	10,576,252	(e)(m)(n)(o)
Focus Financial Partners LLC, Term Loan B3 (1 mo. USD LIBOR + 2.000%)	2.989%	7/3/24	17,449,373	16,053,423	(e)(m)(n)

Total Capital Markets				36,137,037

Diversified Financial Services - 0.5%
Citadel Securities LP, Term Loan Facility B (1 mo. USD LIBOR + 2.750%)	3.739%	2/27/26	17,648,135	15,795,081	(d)(e)(m)(n)
Deerfield Dakota Holding LLC, First Lien Initial Dollar Term Loan	-	3/6/27	28,810,000	24,776,600	(d)(o)
Finco I LLC, 2018 Replacement Term Loan (1 mo. USD LIBOR + 2.000%)	2.989%	12/27/22	1,875,387	1,725,355	(e)(m)(n)
Jane Street Group LLC, Dollar Term Loan (3 mo. USD LIBOR + 3.000%)	4.613%	1/31/25	15,781,083	14,202,975	(e)(m)(n)

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2020 Quarterly Report	85

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Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Diversified Financial Services - continued
RPI 2019 Intermediate
Finance Trust, Term Loan B1 (1 mo. USD LIBOR + 1.750%)	2.739%	2/5/27	32,269,125	$30,117,839	(e)(m)(n)
Stars Group Holdings BV, USD Term Loan (3 mo. USD LIBOR + 3.500%)	4.950%	7/10/25	962,224	922,533	(e)(m)(n)
TKC Holdings Inc., First Lien Initial Term Loan (1 mo. USD LIBOR + 3.750%)	4.750%	2/1/23	4,672,919	3,785,064	(d)(e)(m)(n)
Trans Union LLC, Term Loan B5 (1 mo. USD LIBOR + 1.750%)	2.739%	11/16/26	11,687,942	11,269,128	(e)(m)(n)
UFC Holdings LLC, Term Loan B (1 mo. USD LIBOR + 3.250%)	4.250%	4/29/26	23,975,412	21,457,994	(d)(e)(m)(n)
VFH Parent LLC, Initial Term Loan (1 mo. USD LIBOR + 3.000%)	4.005%	3/1/26	14,378,238	13,371,762	(d)(e)(m)(n)(o)
Wynn Resorts Finance LLC, Term Loan Facility A (1 mo. USD LIBOR + 1.750%)	2.740%	9/20/24	37,589,175	31,011,069	(d)(e)(m)(n)

Total Diversified Financial Services				168,435,400

Insurance - 0.2%
Asurion LLC, Fourteenth Amendment Replacement Term Loan B4 (1 mo. USD LIBOR + 3.000%)	3.989%	8/4/22	25,145,575	23,385,385	(e)(m)(n)
Asurion LLC, New Term Loan B7 (1 mo. USD LIBOR + 3.000%)	3.989%	11/3/24	18,294,728	17,227,541	(e)(m)(n)
Asurion LLC, Replacement Term Loan B6 (1 mo. USD LIBOR + 3.000%)	3.989%	11/3/23	7,849,310	7,574,584	(d)(e)(m)(n)
Total Insurance				48,187,510

TOTAL FINANCIALS				252,759,947

HEALTH CARE - 1.1%
Health Care Providers & Services - 0.8%
Air Medical Group Holdings Inc., 2018 Term Loan (2 mo. USD LIBOR + 3.250%)	4.932%	4/28/22	7,423,529	6,866,764	(e)(m)(n)

See Notes to Schedule of Investments.

86	Western Asset Core Plus Bond Fund 2020 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Health Care Providers & Services - continued
Elanco Animal Health Inc., Term Loan B	—	2/4/27	30,770,000	$29,519,969	(o)
EyeCare Partners LLC, First Lien Initial Delayed Draw Term Loan	—	2/18/27	1,871,081	1,546,761	(o)
EyeCare Partners LLC, First Lien Initial Term Loan	—	2/18/27	8,018,919	6,628,976	(o)
Grifols Worldwide Operations USA Inc., Term Loan B (1 week USD LIBOR + 2.000%)	2.684%	11/15/27	31,939,950	30,609,108	(e)(m)(n)
HCA Inc., Term Loan B12 (1 mo. USD LIBOR + 1.750%)	2.739%	3/13/25	6,244,102	5,994,338	(e)(m)(n)
Jaguar Holding Co. II, 2018 Term Loan (1 mo. USD LIBOR + 2.500%)	3.500%	8/18/22	20,950,405	20,199,689	(e)(m)(n)
LifePoint Health Inc., First Lien Term Loan B (1 mo. USD LIBOR + 3.750%)	4.739%	11/17/25	37,454,260	35,144,568	(e)(m)(n)
MPH Acquisition Holdings LLC, Initial Term Loan (3 mo. USD LIBOR + 2.750%)	4.200%	6/7/23	27,007,274	24,576,619	(d)(e)(m)(n)
Option Care Health Inc., First Lien Term Loan B (1 mo. USD LIBOR + 4.500%)	5.489%	8/6/26	17,605,875	14,964,994	(d)(e)(m)(n)
Phoenix Guarantor Inc., Term Loan B1 (3 mo. USD LIBOR + 3.250%)	4.113%	3/5/26	22,609,575	20,800,809	(d)(e)(m)(n)
Sotera Health Holdings LLC, First Lien Initial Term Loan (1 mo. USD LIBOR + 4.500%)	5.500%	12/11/26	39,070,000	34,837,430	(e)(m)(n)

Total Health Care Providers & Services				231,690,025

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2020 Quarterly Report	87

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Health Care Technology - 0.3%
AthenaHealth Inc., First Lien Term Loan B (3 mo. USD LIBOR + 4.500%)	5.284%	2/11/26	48,699,808	$45,777,820	(d)(e)(m)(n)
Change Healthcare Holdings LLC, Closing Date Term Loan (1 mo. USD LIBOR +2.500%)	3.489-3.500%	3/1/24	43,762,560	40,407,416	(e)(m)(n)

Total Health Care Technology				86,185,236

Pharmaceuticals - 0.0%
Bausch Health Cos. Inc., Initial Term Loan (1 mo. USD LIBOR + 3.000%)	3.612%	6/2/25	13,937,292	13,356,566	(e)(m)(n)

TOTAL HEALTH CARE				331,231,827

INDUSTRIALS - 0.4%
Airlines - 0.1%
American Airlines Inc., 2017 Replacement Term Loan B (1 mo. USD LIBOR + 2.000%)	2.705%	12/14/23	14,744,921	12,326,754	(e)(m)(n)
American Airlines Inc., 2017 Term Loan B (1 mo. USD LIBOR + 2.000%)	2.941%	4/28/23	6,420,000	5,367,120	(e)(m)(n)

Total Airlines				17,693,874

Commercial Services & Supplies - 0.2%
Allied Universal Holdco LLC, Initial Term Loan (1 mo. USD LIBOR + 4.250%)	5.239%	7/10/26	30,896,860	28,579,595	(e)(m)(n)
APi Group DE Inc., Initial Term Loan (1 mo. USD LIBOR + 2.500%)	3.489%	10/1/26	16,079,700	14,793,324	(e)(m)(n)
Garda World Security Corp., First Lien Term Loan B (3 mo. USD LIBOR + 4.750%)	6.390%	10/23/26	7,619,555	7,276,675	(d)(e)(m)(n)
GFL Environmental Inc., 2018 Incremental Term Loan	3.989-4.000%	5/30/25	6,532,939	6,373,699	(e)(m)(n)
Verscend Holding Corp., Term Loan B (1 mo. USD LIBOR + 4.500%)	5.489%	8/27/25	2,992,405	2,842,785	(d)(e)(m)(n)

Total Commercial Services & Supplies				59,866,078

See Notes to Schedule of Investments.

88	Western Asset Core Plus Bond Fund 2020 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Electrical Equipment - 0.0%
Brookfield WEC Holdings Inc., Refinancing Term Loan (1 mo. USD LIBOR + 3.000%)	3.989%	8/1/25	16,937,286	$16,153,936	(e)(m)(n)(o)

Road & Rail - 0.1%
Genesee & Wyoming Inc., Initial Term Loan (3 mo. USD LIBOR + 2.000%)	3.450%	12/30/26	33,320,000	32,278,750	(e)(m)(n)

Trading Companies & Distributors - 0.0%
BrightView Landscapes LLC, Initial Term Loan (1 mo. USD LIBOR + 2.500%)	3.125-3.500%	8/15/25	9,402,525	9,026,424	(d)(e)(m)(n)

TOTAL INDUSTRIALS				135,019,062

INFORMATION TECHNOLOGY - 0.3%
Communications Equipment - 0.0%
CommScope Inc., Initial Term Loan (1 mo. USD LIBOR + 3.250%)	4.239%	4/4/26	1,990,000	1,890,500	(d)(e)(m)(n)

IT Services - 0.1%
McAfee LLC, USD Term Loan B (1 mo. USD LIBOR + 3.750%)	4.691%	9/30/24	36,691,318	34,245,219	(e)(m)(n)

Software - 0.2%
DCert Buyer Inc., First Lien Initial Term Loan (1 mo. USD LIBOR + 4.000%)	4.989%	10/16/26	33,540,000	30,158,061	(e)(m)(n)
Dell International LLC, Refinancing Term Loan B1 (1 mo. USD LIBOR + 2.000%)	2.990%	9/19/25	11,821,026	11,372,809	(e)(m)(n)
MA Financeco LLC, Term Loan B3 (1 mo. USD LIBOR + 2.500%)	3.489%	6/21/24	349,861	318,956	(e)(m)(n)
Seattle Escrow Borrower LLC, Initial Term Loan (1 mo. USD LIBOR + 2.500%)	3.489%	6/21/24	2,362,694	2,153,990	(e)(m)(n)

Total Software				44,003,816

Technology Hardware, Storage & Peripherals - 0.0%
Western Digital Corp., New Term Loan B4 (3 mo. USD LIBOR + 1.750%)	3.353%	4/29/23	10,559,675	10,216,485	(e)(m)(n)

TOTAL INFORMATION TECHNOLOGY				90,356,020

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2020 Quarterly Report	89

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
MATERIALS - 0.2%
Containers & Packaging - 0.2%
Berry Global Inc., Term Loan W (3 mo. USD LIBOR + 2.000%)	2.863%	10/1/22	12,262,028	$11,838,988	(e)(m)(n)
Reynolds Consumer Products LLC, Initial Term Loan (3 mo. USD LIBOR + 1.750%)	3.501%	2/4/27	18,946,285	17,987,129	(e)(m)(n)(o)
Reynolds Group Holdings Inc., Incremental U.S. Term Loan (1 mo. USD LIBOR + 2.750%)	3.739%	2/6/23	21,612,936	20,613,338	(e)(m)(n)

TOTAL MATERIALS				50,439,455

REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.1%
VICI Properties 1 LLC, Term Loan B (1 mo. USD LIBOR + 1.750%)	2.674%	12/20/24	17,448,182	16,125,034	(e)(m)(n)

Real Estate Management & Development - 0.0%
CityCenter Holdings LLC, Refinancing Term Loan (1 mo. USD LIBOR + 2.250%)	3.239%	4/18/24	9,107,929	8,071,902	(e)(m)(n)
TOTAL REAL ESTATE				24,196,936

TOTAL SENIOR LOANS (Cost - $1,551,568,102)				1,408,018,914

U.S. TREASURY INFLATION PROTECTED SECURITIES - 3.8%
U.S. Treasury Bonds, Inflation Indexed	2.125%	2/15/40	12,209,914	17,064,499
U.S. Treasury Bonds, Inflation Indexed	2.125%	2/15/41	19,342,760	26,943,476
U.S. Treasury Bonds, Inflation Indexed	0.750%	2/15/42	76,205,805	85,388,591
U.S. Treasury Bonds, Inflation Indexed	1.375%	2/15/44	68,472,215	87,812,040
U.S. Treasury Bonds, Inflation Indexed	1.000%	2/15/46	66,456,690	80,810,774
U.S. Treasury Bonds, Inflation Indexed	0.875%	2/15/47	3,783,127	4,506,322
U.S. Treasury Bonds, Inflation Indexed	1.000%	2/15/48	83,931,010	103,383,455

See Notes to Schedule of Investments.

90	Western Asset Core Plus Bond Fund 2020 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
U.S. TREASURY INFLATION PROTECTED SECURITIES - continued
U.S. Treasury Bonds, Inflation Indexed	1.000%	2/15/49	363,897,893	$452,392,041
U.S. Treasury Bonds, Inflation Indexed	0.250%	2/15/50	286,794,646	295,865,554

TOTAL U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost - $1,029,795,878)				1,154,166,752

			FACE AMOUNT†/ UNITS
ASSET-BACKED SECURITIES - 2.9%
Applebee’s Funding LLC, 2019-1A A2I	4.194%	6/7/49	20,030,000	18,242,322	(f)
Avis Budget Rental Car Funding AESOP LLC, 2019-2A A	3.350%	9/22/25	34,800,000	33,204,980	(f)
Avis Budget Rental Car Funding AESOP LLC, 2019-3A A	2.360%	3/20/26	30,370,000	26,862,213	(f)
Bear Stearns Asset Backed Securities I Trust, 2005-CL1 A1 (1 mo. USD LIBOR + 0.500%)	1.578%	9/25/34	1,361,748	1,295,480	(e)
Brazos Student Finance Corp., 2009-1 AS (3 mo. USD LIBOR + 2.500%)	3.716%	12/27/39	5,203,326	5,284,643	(e)
CIT Mortgage Loan Trust, 2007-1 1M1 (1 mo. USD LIBOR + 1.500%)	2.447%	10/25/37	47,370,000	40,025,244	(e)(f)
CIT Mortgage Loan Trust, 2007-1 1M2 (1 mo. USD LIBOR + 1.750%)	2.697%	10/25/37	108,930,000	62,373,046	(e)(f)
Community Funding CLO, 2015-1A A	5.750%	11/1/27	36,638,237	39,102,927	(f)
Conseco Finance Corp., 1993-2 B	3.500%	7/15/18	44	36	(e)
Conseco Finance Corp., 1999-3 A9	6.530%	2/1/31	12,364,712	11,759,744	(e)
Countrywide Asset-Backed Certificates, 2006-SD4 A1 (1 mo. USD LIBOR + 0.340%)	1.287%	12/25/36	52,273	31,245	(e)(f)

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2020 Quarterly Report	91

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†/ UNITS	VALUE
ASSET-BACKED SECURITIES - continued
Countrywide Home Equity Loan Trust, 2006-E 2A (1 mo. USD LIBOR + 0.140%)	0.845%	7/15/36	34,569	$31,877	(e)
Countrywide Home Equity Loan Trust, 2006-HW 2A1B (1 mo. USD LIBOR + 0.150%)	0.855%	11/15/36	441,279	348,079	(e)
Credit Suisse European Mortgage Capital Ltd., 2020- 1OTF A	0.000%	8/9/24	63,320,000	63,320,000	(b)(d)(f)
Credit Suisse European Mortgage Capital Ltd., 2019- 1OTF A (3 mo. USD LIBOR + 2.900%)	4.670%	8/9/24	58,520,925	58,486,285	(e)(f)
CWHEQ Revolving Home Equity Loan Trust, 2006-I 2A (1 mo. USD LIBOR + 0.140%)	0.845%	1/15/37	4,221,175	3,821,737	(e)
EFS Volunteer No 2 LLC, 2012-1 A2 (1 mo. USD LIBOR + 1.350%)	2.297%	3/25/36	10,771,622	10,613,069	(e)(f)
Fannie Mae Grantor Trust, 2017-T1 A	2.898%	6/25/27	6,785,837	7,293,644
Ford Credit Floorplan Master Owner Trust, 2018-4 A	4.060%	11/15/30	49,520,000	47,716,170
GMAC Mortgage Corp. Loan Trust, 2004-HE3 A2VN (1 mo. USD LIBOR + 0.500%)	1.447%	10/25/34	2,505,103	2,406,344	(e)(f)
Goal Capital Funding Trust, 2005-2 A4 (3 mo. USD LIBOR + 0.200%)	1.879%	8/25/44	34,323,852	32,608,295	(e)
Green Tree Home Improvement Loan Trust, 201996-A B2	7.400%	2/15/26	2,628	2,409
GSRPM Mortgage Loan Trust, 2007-1 A (1 mo. USD LIBOR + 0.400%)	1.347%	10/25/46	6,098,155	3,708,401	(e)(f)
Hertz Vehicle Financing II LP, 2016-2A D	5.970%	3/25/22	10,226,000	10,246,741	(f)
Hertz Vehicle Financing II LP, 2017-1A D	6.490%	10/25/21	24,750,000	24,590,808	(f)

See Notes to Schedule of Investments.

92	Western Asset Core Plus Bond Fund 2020 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†/ UNITS	VALUE
ASSET-BACKED SECURITIES - continued
HSI Asset Securitization Corp. Trust, 2007-OPT1 1A (1 mo. USD LIBOR + 0.140%)	1.087%	12/25/36	86,139,304	$63,469,989	(e)
Jimmy Johns Funding LLC, 2017-1A A2II	4.846%	7/30/47	10,121,475	10,234,007	(f)
Long Beach Mortgage Loan Trust, 2006-9 2A3 (1 mo. USD LIBOR + 0.160%)	1.107%	10/25/36	3,687,165	1,399,506	(e)
Morgan Stanley ABS Capital I Inc. Trust, 2003-HE3 M1 (1 mo. USD LIBOR + 1.020%)	1.967%	10/25/33	243,278	235,683	(e)
Morgan Stanley Resecuritization Trust, 2015-R7 1BXA	8.311%	2/26/29	18,137,842	17,936,947	(e)(f)
Option One Mortgage Loan Trust, 2007-FXD2 1A1	5.820%	3/25/37	32,164,311	30,047,574
Origen Manufactured Housing Contract Trust, 2006-A A2	3.799%	10/15/37	10,029,906	9,045,180	(e)
Origen Manufactured Housing Contract Trust, 2007-A A2	4.355%	4/15/37	13,469,169	12,237,239	(e)
Ownit Mortgage Loan Asset- Backed Certificates, 2004-1 M2 (1 mo. USD LIBOR + 1.800%)	2.747%	7/25/35	2,785,143	2,556,635	(e)
RAMP Series Trust, 2006-RZ4 M1 (1 mo. USD LIBOR + 0.350%)	1.297%	10/25/36	17,250,000	14,218,149	(e)
RAMP Trust, 2003-RS7 MII1 (1 mo. USD LIBOR + 1.125%)	2.072%	8/25/33	1,242,518	1,176,445	(e)
Renaissance Home Equity Loan Trust, 2003-4 A3 (1 mo. USD LIBOR + 0.620%)	1.567%	3/25/34	5,301,815	4,688,299	(e)
Renaissance Home Equity Loan Trust, 2006-1 AF5	6.166%	5/25/36	13,917,157	9,111,710
Residential Funding Securities Corp., 2002-RP2 A1 (1 mo. USD LIBOR + 1.500%)	2.447%	10/25/32	1,301,945	1,184,303	(e)(f)

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2020 Quarterly Report	93

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†/ UNITS	VALUE
ASSET-BACKED SECURITIES - continued
SACO I Trust, 2006-3 A3 (1 mo. USD LIBOR + 0.460%)	1.407%	4/25/36	224,662	$219,593	(e)
SBA Small Business Investment Cos., 2018-10B 1	3.548%	9/10/28	8,070,560	8,620,433
SBA Small Business Investment Cos., 2019-10A 1	3.113%	3/10/29	15,304,965	15,650,562
Securitized Asset Backed Receivables LLC Trust, 2006- WM3 A1 (1 mo. USD LIBOR + 0.050%)	0.997%	10/25/36	28,216,861	10,856,039	(e)
Securitized Asset Backed Receivables LLC Trust, 2006- WM3 A2 (1 mo. USD LIBOR + 0.160%)	1.107%	10/25/36	76,910,936	30,707,345	(e)
Securitized Asset Backed Receivables LLC Trust, 2006- WM3 A3 (1 mo. USD LIBOR + 0.220%)	1.167%	10/25/36	38,987,177	15,874,838	(e)
SLM Student Loan EDC Repackaging Trust, 2013-M1 M1	3.500%	10/28/29	861,543	857,592	(f)
SMB Private Education Loan Trust, 2015-C R	0.000%	9/18/46	49,649	29,490,137	(f)
SoFi Professional Loan Program LLC, 2015-C R	0.000%	8/25/36	4,200	3,631,932	(f)
Structured Asset Securities Corp. Mortgage Loan Trust, 2006-ARS1 A1 (1 mo. USD LIBOR + 0.220%)	1.167%	2/25/36	1,095,429	43,495	(e)(f)
Structured Asset Securities Corp. Mortgage Loan Trust, 2007-BC2 A4 (1 mo. USD LIBOR + 0.150%)	1.097%	3/25/37	26,144,527	17,627,642	(e)
Structured Asset Securities Corp. Trust, 2005-SC1 1A2	7.000%	5/25/31	5,361,458	4,705,323	(e)(f)
Towd Point Mortgage Trust, 2019-HY2 A1 (1 mo. USD LIBOR + 1.000%)	1.947%	5/25/58	44,755,072	44,161,503	(e)(f)

See Notes to Schedule of Investments.

94	Western Asset Core Plus Bond Fund 2020 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†/ UNITS		VALUE
ASSET-BACKED SECURITIES - continued
United States Small Business Administration, 2019-20D 1	2.980%	4/1/39	10,246,450		$10,704,045
United States Small Business Administration, 2019-25G 1	2.690%	7/1/44	10,152,098		10,484,183

TOTAL ASSET-BACKED SECURITIES (Cost - $996,012,382)					884,552,067

			FACE AMOUNT†
NON-U.S. TREASURY INFLATION PROTECTED SECURITIES - 0.3%
Argentina - 0.0%
Argentina Treasury Bond	1.000%	8/5/21	500,783,422	ARS	3,608,703	(b)
Japan - 0.3%
Japanese Government CPI Linked Bond, Senior Notes	0.100%	3/10/26	9,485,387,150	JPY	88,259,752

TOTAL NON-U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost - $98,854,437)					91,868,455

	EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT†
PURCHASED OPTIONS - 0.1%
EXCHANGE-TRADED PURCHASED OPTIONS - 0.0%
Australian Dollar Futures, Call @ $67.50	4/3/20	144	144,000		1,440
Euro Futures, Call @ $1.10	4/3/20	144	18,000,000		144,000
Euro Futures, Call @ $1.11	4/3/20	143	17,875,000		53,625
Euro-Bund Futures, Call @ 188.00EUR	4/24/20	5,003	500,300,000		110,356
U.S. Treasury 2-Year Notes Futures, Put @ $85.00	4/24/20	547	1,094,000		0	(i)
U.S. Treasury 2-Year Notes Futures, Put @ $95.00	4/24/20	7,151	14,302,000		0	(i)
U.S. Treasury 2-Year Notes Futures, Put @ $102.00	4/24/20	123	246,000		0	(i)
U.S. Treasury 2-Year Notes Futures, Put @ $103.00	4/24/20	3,221	6,442,000		0	(i)
U.S. Treasury 2-Year Notes Futures, Put @ $106.00	4/24/20	5,335	10,670,000		0	(i)
U.S. Treasury 2-Year Notes Futures, Put @ $106.50	5/22/20	21,151	42,302,000		0	(i)

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2020 Quarterly Report	95

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT†	VALUE
EXCHANGE-TRADED PURCHASED OPTIONS - continued
U.S. Treasury 5-Year Notes Futures, Put @ $95.00	4/24/20	15,666	15,666,000	$122,398
U.S. Treasury 5-Year Notes Futures, Put @ $100.00	4/24/20	22,283	22,283,000	174,097
U.S. Treasury 5-Year Notes Futures, Put @ $101.00	4/24/20	14,474	14,474,000	113,085
U.S. Treasury 5-Year Notes Futures, Put @ $105.00	4/24/20	5,100	5,100,000	79,688
U.S. Treasury 5-Year Notes Futures, Put @ $107.00	4/24/20	255	255,000	3,984
U.S. Treasury 5-Year Notes Futures, Put @ $108.00	4/24/20	4,084	4,084,000	63,813
U.S. Treasury 5-Year Notes Futures, Put @ $109.00	4/24/20	10,422	10,422,000	162,844
U.S. Treasury 5-Year Notes Futures, Put @ $110.00	4/24/20	168	168,000	2,625
U.S. Treasury 5-Year Notes Futures, Put @ $111.00	4/24/20	1,027	1,027,000	16,047
U.S. Treasury 5-Year Notes Futures, Put @ $112.50	4/24/20	30,287	30,287,000	709,867
U.S. Treasury 5-Year Notes Futures, Put @ $113.50	4/24/20	12,958	12,958,000	303,710
U.S. Treasury 5-Year Notes Futures, Put @ $114.75	5/22/20	55,692	55,692,000	2,610,563
U.S. Treasury 10-Year Notes Futures, Put @ $109.00	4/24/20	17,507	17,507,000	273,547
U.S. Treasury 10-Year Notes Futures, Put @ $110.00	4/24/20	5,227	5,227,000	81,672
U.S. Treasury 10-Year Notes Futures, Put @ $111.00	4/24/20	2,191	2,191,000	34,234

TOTAL EXCHANGE-TRADED PURCHASED OPTIONS (Cost - $8,034,308)				5,061,595

See Notes to Schedule of Investments.

96	Western Asset Core Plus Bond Fund 2020 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	COUNTERPARTY	EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT†	VALUE
OTC PURCHASED OPTIONS - 0.1%
Credit default swaption to buy protection on Markit CDX.NA.IG.33 Index, Call @ $65.00	Bank of America N.A.	5/20/20	316,500,000	316,500,000	$196,867
Interest rate swaption, Put @ 188.00bps	Morgan Stanley & Co. Inc.	7/30/20	26,100,000	26,100,000	97,441
Interest rate swaption, Put @ 188.00bps	Morgan Stanley & Co. Inc.	7/30/20	78,140,000	78,140,000	291,727
Interest rate swaption, Put @ 192.25bps	Morgan Stanley & Co. Inc.	7/30/20	84,070,000	84,070,000	278,470
Interest rate swaption, Put @ 191.25bps	Morgan Stanley & Co. Inc.	8/19/20	118,630,000	118,630,000	492,748
U.S. Dollar/ Brazilian Real, Put @ 4.14BRL	BNP Paribas SA	4/20/20	335,740,000	335,740,000	284
U.S. Dollar/ Brazilian Real, Put @ 4.13BRL	JPMorgan Chase & Co.	4/22/20	114,190,000	114,190,000	123
U.S. Dollar/ Euro, Call @ 1.09EUR	Citibank N.A.	4/15/20	1,092,620,000	1,092,620,000	4,241,369
U.S. Dollar/ Euro, Call @ 1.08EUR	Citibank N.A.	4/24/20	482,300,000	482,300,000	2,147,310

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2020 Quarterly Report	97

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	COUNTERPARTY	EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT†	VALUE
OTC PURCHASED OPTIONS - continued
U.S. Dollar/ Euro, Call @ 1.11EUR	Goldman Sachs Group Inc.	4/27/20	239,480,000	239,480,000	$2,995,455
U.S. Dollar/ Mexican Peso, Put @ 19.32MXN	Morgan Stanley & Co. Inc.	6/2/20	366,850,000	366,850,000	364,360

TOTAL OTC PURCHASED OPTIONS (Cost - $31,786,108)					11,106,154

TOTAL PURCHASED OPTIONS (Cost - $39,820,416)					16,167,749

		RATE	MATURITY DATE	FACE AMOUNT†
MUNICIPAL BONDS - 0.0%
Missouri - 0.0%
Missouri State HEFA Revenue, The Washington University, Taxable, Series A, Refunding (Cost - $12,440,000)		3.229%	5/15/50	12,440,000	12,883,237	(a)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $30,447,011,767)					30,556,195,191

				SHARES
SHORT-TERM INVESTMENTS - 3.8%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost - $1,164,657,675)			0.334%	1,164,657,675	1,164,657,675	(p)

TOTAL INVESTMENTS - 103.5% (Cost - $31,611,669,442)					31,720,852,866
Liabilities in Excess of Other Assets - (3.5)%					(1,061,947,603)

TOTAL NET ASSETS - 100.0%					$30,658,905,263

See Notes to Schedule of Investments.

98	Western Asset Core Plus Bond Fund 2020 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2020

†	Face amount/notional amount denominated in U.S. dollars, unless otherwise noted.

*	Non-income producing security.

(a)	Securities traded on a when-issued or delayed delivery basis.

(b)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (Note 1).

(c)	This security is traded on a to-be-announced (“TBA”) basis. At March 31, 2020, the Fund held TBA securities with a total cost of $1,397,649,021.

(d)	Security is valued using significant unobservable inputs (Note 1).

(e)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(f)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(g)	Security has no maturity date. The date shown represents the next call date.

(h)	The coupon payment on these securities is currently in default as of March 31, 2020.

(i)	Value is less than $1.

(j)	The maturity principal is currently in default as of March 31, 2020.

(k)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(l)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(m)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(n)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(o)	All or a portion of this loan is unfunded as of March 31, 2020. The interest rate for fully unfunded term loans is to be determined.

(p)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control. At March 31, 2020, the total market value of investments in Affiliated Companies was $1,164,657,675 and the cost was $1,164,657,675 (Note 2).

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2020 Quarterly Report	99

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2020

Abbreviations used in this schedule:

ACES	— Alternative Credit Enhancement Securities
ARS	— Argentine Peso
bps	— basis point spread (100 basis points = 1.00%)
BRL	— Brazilian Real
CAS	— Connecticut Avenue Securities
CLO	— Collateralized Loan Obligation
CMT	— Constant Maturity Treasury
CNH	— Chinese Offshore Yuan
CNY	— Chinese Yuan Renminbi
CPI	— Consumer Price Index
EUR	— Euro
GTD	— Guaranteed
HEFA	— Health & Educational Facilities Authority
ICE	— Intercontinental Exchange
IDR	— Indonesian Rupiah
IO	— Interest Only
JPY	— Japanese Yen
JSC	— Joint Stock Company
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
PAC	— Planned Amortization Class
PO	— Principal Only
REMIC	— Real Estate Mortgage Investment Conduit
RUB	— Russian Ruble
SOFR	— Secured Overnight Financing Rate
STRIPS	— Separate Trading of Registered Interest and Principal Securities
USD	— United States Dollar

SCHEDULE OF WRITTEN OPTIONS

EXCHANGE-TRADED WRITTEN OPTIONS
SECURITY	EXPIRATION DATE	STRIKE PRICE	CONTRACTS	NOTIONAL AMOUNT†	VALUE
Australian Dollar Futures, Call	4/3/20	$60.00	165	165,000	$(262,350)
Euro Futures, Call	5/8/20	1.11	165	20,625,000	(266,062)
Euro Futures, Call	5/8/20	1.12	350	43,750,000	(301,875)
U.S. Treasury 5-Year Notes Futures, Call	4/24/20	125.00	3,136	3,136,000	(1,960,000)
U.S. Treasury 5-Year Notes Futures, Call	4/24/20	125.50	2,084	2,084,000	(700,095)
U.S. Treasury 5-Year Notes Futures, Call	4/24/20	126.00	203	203,000	(33,305)
U.S. Treasury 5-Year Notes Futures, Put	4/24/20	122.50	2,083	2,083,000	(113,915)
U.S. Treasury 5-Year Notes Futures, Put	4/24/20	122.75	1,338	1,338,000	(83,625)
U.S. Treasury 5-Year Notes Futures, Put	4/24/20	123.00	4,872	4,872,000	(304,500)
U.S. Treasury 5-Year Notes Futures, Put	4/24/20	123.75	7,275	7,275,000	(625,199)
U.S. Treasury 5-Year Notes Futures, Put	4/24/20	124.00	9,982	9,982,000	(1,013,802)

See Notes to Schedule of Investments.

100	Western Asset Core Plus Bond Fund 2020 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SCHEDULE OF WRITTEN OPTIONS (cont’d)

SECURITY	EXPIRATION DATE	STRIKE PRICE	CONTRACTS	NOTIONAL AMOUNT†	VALUE
U.S. Treasury 5-Year Notes Futures, Put	4/24/20	$124.25	7,002	7,002,000	$(875,250)
U.S. Treasury 5-Year Notes Futures, Put	4/24/20	124.50	895	895,000	(139,844)
U.S. Treasury 5-Year Notes Futures, Put	5/22/20	124.00	10,326	10,326,000	(2,258,812)
U.S. Treasury 5-Year Notes Futures, Put	5/22/20	124.50	5,059	5,059,000	(1,501,891)
U.S. Treasury 5-Year Notes Futures, Put	5/22/20	124.75	248	248,000	(87,188)
U.S. Treasury 10-Year Notes Futures, Call	4/24/20	135.50	1,035	1,035,000	(3,476,953)
U.S. Treasury 10-Year Notes Futures, Call	4/24/20	136.00	365	365,000	(1,060,781)
U.S. Treasury 10-Year Notes Futures, Call	4/24/20	137.00	2,118	2,118,000	(4,335,281)
U.S. Treasury 10-Year Notes Futures, Call	4/24/20	137.50	620	620,000	(1,026,875)
U.S. Treasury 10-Year Notes Futures, Call	4/24/20	138.00	4,447	4,447,000	(5,836,687)
U.S. Treasury 10-Year Notes Futures, Call	4/24/20	139.00	1,101	1,101,000	(825,750)
U.S. Treasury 10-Year Notes Futures, Put	4/24/20	132.00	621	621,000	(38,812)
U.S. Treasury 10-Year Notes Futures, Put	4/24/20	134.00	1,455	1,455,000	(159,141)
U.S. Treasury 10-Year Notes Futures, Put	4/24/20	135.00	3,513	3,513,000	(494,016)
U.S. Treasury 10-Year Notes Futures, Put	4/24/20	135.50	298	298,000	(51,219)
U.S. Treasury 10-Year Notes Futures, Put	4/24/20	136.00	2,831	2,831,000	(619,281)
U.S. Treasury 10-Year Notes Futures, Put	4/24/20	137.00	599	599,000	(215,266)
U.S. Treasury Long-Term Bonds Futures, Call	4/24/20	172.00	1,222	1,222,000	(9,394,125)
U.S. Treasury Long-Term Bonds Futures, Call	4/24/20	178.00	1,795	1,795,000	(5,637,422)
U.S. Treasury Long-Term Bonds Futures, Call	4/24/20	180.00	481	481,000	(1,029,641)
U.S. Treasury Long-Term Bonds Futures, Put	4/24/20	172.00	100	100,000	(62,500)
U.S. Treasury Long-Term Bonds Futures, Put	4/24/20	175.00	218	218,000	(238,437)
U.S. Treasury Long-Term Bonds Futures, Put	4/24/20	178.00	425	425,000	(883,203)

TOTAL EXCHANGE-TRADED WRITTEN OPTIONS (Premiums received - $60,147,644)					$(45,913,103)

OTC WRITTEN OPTIONS

	COUNTERPARTY
Credit default swaption to sell protection on Markit CDX.NA.IG.33 Index, Put	Bank of America N.A.	5/20/20	85.00	bps	316,500,000	316,500,000	$(4,660,251)
Interest rate swaption, Put	Morgan Stanley & Co. Inc.	6/5/20	61.25	bps	637,780,000	637,780,000	(57,135)
Interest rate swaption, Put	Morgan Stanley & Co. Inc.	6/5/20	73.25	bps	637,780,000	637,780,000	(947,182)

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2020 Quarterly Report	101

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SCHEDULE OF WRITTEN OPTIONS (cont’d)

SECURITY	COUNTERPARTY	EXPIRATION DATE	STRIKE PRICE		CONTRACTS	NOTIONAL AMOUNT†	VALUE
Interest rate swaption, Put	Morgan Stanley & Co. Inc.	7/30/20	155.00	bps	143,310,000	143,310,000	$(5,794)
Interest rate swaption, Put	Morgan Stanley & Co. Inc.	7/30/20	155.00	bps	429,950,000	429,950,000	(17,382)
Interest rate swaption, Put	Morgan Stanley & Co. Inc.	8/3/20	160.00	bps	420,440,000	420,440,000	(11,835)
Interest rate swaption, Put	Morgan Stanley & Co. Inc.	8/19/20	160.00	bps	593,360,000	593,360,000	(29,102)
U.S. Dollar/Mexican Peso, Call	Morgan Stanley & Co. Inc.	6/2/20	20.94	MXN	366,850,000	366,850,000	(46,058,377)
U.S. Dollar/Mexican Peso, Put	Morgan Stanley & Co. Inc.	4/23/20	24.15	MXN	145,001,064	145,001,064	(7,108,024)

TOTAL OTC WRITTEN OPTIONS (Premiums received - $22,175,999)							$(58,895,082)

TOTAL WRITTEN OPTIONS (Premiums received - $82,323,643)							$(104,808,185)

†	Notional amount denominated in U.S. dollars, unless otherwise noted.

Abbreviations used in this schedule:
bps	— basis point spread (100 basis points = 1.00%)
MXN	— Mexican Peso

At March 31, 2020, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
30-Day Federal
Funds	7,970	4/20	$3,278,031,988	$3,318,691,203	$40,659,215
90-Day Eurodollar	48,017	6/20	11,884,020,328	11,941,227,688	57,207,360
90-Day Eurodollar	12,913	12/20	3,180,112,392	3,217,273,950	37,161,558
Australian Dollar	5,567	6/20	355,341,252	341,980,810	(13,360,442)
British Pound	5,627	6/20	454,966,736	438,061,950	(16,904,786)
Canadian Dollar	2,665	6/20	195,500,064	189,334,925	(6,165,139)
Euro	4,243	6/20	608,113,121	586,037,856	(22,075,265)
Euro-Bobl	235	6/20	35,267,138	35,043,931	(223,207)
Euro-BTP	7,424	6/20	1,202,948,513	1,157,855,125	(45,093,388)
Euro-OAT	1,236	6/20	234,084,077	227,938,064	(6,146,013)
Japanese Yen	1,752	6/20	209,458,170	204,097,050	(5,361,120)
Mexican Peso	7,580	6/20	167,368,225	158,838,900	(8,529,325)
Russian Ruble	4,282	6/20	157,040,643	135,043,575	(21,997,068)
Swiss Franc	344	6/20	46,767,660	44,793,100	(1,974,560)

See Notes to Schedule of Investments.

102	Western Asset Core Plus Bond Fund 2020 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2020

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy continued
U.S. Treasury 2-Year Notes	36,972	6/20	$8,045,524,630	$8,147,993,325	$102,468,695
U.S. Treasury 5-Year Notes	114,176	6/20	13,939,844,518	14,313,032,571	373,188,053
U.S. Treasury 10-Year Notes	14,350	6/20	1,952,705,485	1,990,165,625	37,460,140
U.S. Treasury Ultra Long-Term Bonds	9,461	6/20	1,968,046,049	2,099,159,375	131,113,326

					631,428,034

Contracts to Sell:
90-Day Eurodollar	9,791	3/21	2,438,431,726	2,440,773,912	(2,342,186)
90-Day Eurodollar	18,053	6/21	4,443,462,789	4,500,161,575	(56,698,786)
90-Day Eurodollar	21,094	12/21	5,228,589,528	5,256,361,125	(27,771,597)
Australian 10-Year Bonds	295	6/20	27,302,566	27,329,002	(26,436)
Euro-Bund	13,018	6/20	2,504,191,931	2,476,821,330	27,370,601
Euro-Buxl	807	6/20	191,195,955	186,819,459	4,376,496
Japanese 10-Year Bonds	316	6/20	456,743,708	448,380,563	8,363,145
U.S. Treasury Long- Term Bonds	11,786	6/20	2,052,765,802	2,110,430,625	(57,664,823)
U.S. Treasury Ultra 10-Year Notes	8,014	6/20	1,165,061,369	1,250,434,437	(85,373,068)
United Kingdom Long Gilt Bonds	6,422	6/20	1,069,796,444	1,086,355,789	(16,559,345)

					(206,325,999)

Net unrealized appreciation on open futures contracts					$425,102,035

At March 31, 2020, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
IDR	3,684,421,854,900	USD	261,863,671	Barclays Bank PLC	4/17/20	$(36,327,848)
INR	17,338,937,000	USD	238,216,386	Barclays Bank PLC	4/17/20	(9,518,888)
EUR	17,452,639	USD	19,569,295	BNP Paribas SA	4/17/20	(308,294)
USD	94,515,660	CNH	657,980,221	BNP Paribas SA	4/17/20	1,764,207
USD	18,281,840	EUR	16,000,000	BNP Paribas SA	4/17/20	623,994
USD	408,750,481	EUR	366,170,000	BNP Paribas SA	4/17/20	4,639,644
USD	508,207,500	EUR	450,000,000	BNP Paribas SA	4/17/20	11,580,587

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2020 Quarterly Report	103

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2020

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	830,413,976	EUR	743,807,620	BNP Paribas SA	4/17/20	$9,536,460
USD	4,556,971	JPY	500,000,000	BNP Paribas SA	4/17/20	(96,926)
ZAR	728,620,000	USD	50,463,691	BNP Paribas SA	4/17/20	(9,835,650)
BRL	1,319,650,000	USD	322,731,719	Citibank N.A.	4/17/20	(69,059,560)
BRL	1,488,937,063	USD	363,199,674	Citibank N.A.	4/17/20	(76,985,996)
CAD	127,920,000	USD	98,674,771	Citibank N.A.	4/17/20	(7,759,135)
CAD	270,173,834	USD	207,544,245	Citibank N.A.	4/17/20	(15,525,592)
CAD	428,527,400	USD	330,556,935	Citibank N.A.	4/17/20	(25,992,823)
EUR	10,815,928	USD	11,771,104	Citibank N.A.	4/17/20	165,520
EUR	78,085,646	USD	84,822,485	Citibank N.A.	4/17/20	1,354,033
EUR	113,820,000	USD	126,463,433	Citibank N.A.	4/17/20	(849,932)
EUR	202,550,775	USD	222,750,846	Citibank N.A.	4/17/20	787,301
EUR	287,393,292	USD	322,484,013	Citibank N.A.	4/17/20	(5,312,361)
GBP	27,573,390	USD	36,204,937	Citibank N.A.	4/17/20	(1,943,888)
JPY	1,000,000,000	USD	9,002,318	Citibank N.A.	4/17/20	305,477
MXN	63,500,000	USD	2,738,367	Citibank N.A.	4/17/20	(69,288)
MXN	1,636,813,419	USD	84,522,699	Citibank N.A.	4/17/20	(15,722,933)
MXN	3,745,870,000	USD	189,772,441	Citibank N.A.	4/17/20	(32,323,232)
USD	10,973,885	AUD	15,780,000	Citibank N.A.	4/17/20	1,266,674
USD	44,554,507	CHF	43,000,000	Citibank N.A.	4/17/20	(159,417)
USD	3,031,406	COP	9,970,598,300	Citibank N.A.	4/17/20	579,850
USD	7,940,310	EUR	7,000,000	Citibank N.A.	4/17/20	215,003
USD	8,844,720	EUR	8,000,000	Citibank N.A.	4/17/20	15,797
USD	10,046,610	EUR	9,000,000	Citibank N.A.	4/17/20	114,072
USD	14,561,105	EUR	13,000,000	Citibank N.A.	4/17/20	214,105
USD	17,906,560	EUR	16,000,000	Citibank N.A.	4/17/20	248,714
USD	24,244,550	EUR	22,000,000	Citibank N.A.	4/17/20	(34,988)
USD	34,134,410	EUR	31,000,000	Citibank N.A.	4/17/20	(77,666)
USD	51,269,688	EUR	45,839,496	Citibank N.A.	4/17/20	680,517
USD	2,036,089	INR	153,897,799	Citibank N.A.	4/17/20	6,205
USD	10,518,364	JPY	1,100,000,000	Citibank N.A.	4/17/20	279,790
USD	292,394,877	MXN	7,103,446,688	Citibank N.A.	4/17/20	(6,182,504)
EUR	97,000,000	USD	107,180,150	Goldman Sachs Group Inc.	4/17/20	(129,460)
MXN	6,002,392,186	USD	314,429,286	Goldman Sachs Group Inc.	4/17/20	(62,132,251)
USD	300,106,559	BRL	1,551,590,824	Goldman Sachs Group Inc.	4/17/20	1,849,146
USD	29,892,520	EUR	28,000,000	Goldman Sachs Group Inc.	4/17/20	(1,008,710)

See Notes to Schedule of Investments.

104	Western Asset Core Plus Bond Fund 2020 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2020

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	205,464,215	EUR	183,900,090	Goldman Sachs Group Inc.	4/17/20	$2,509,250
USD	38,732,400	GBP	30,000,000	Goldman Sachs Group Inc.	4/17/20	1,456,190
USD	312,788,094	JPY	33,719,807,688	Goldman Sachs Group Inc.	4/17/20	(1,068,953)
USD	86,165,784	RUB	5,339,047,372	Goldman Sachs Group Inc.	4/17/20	18,388,021
USD	135,586,868	RUB	8,395,810,000	Goldman Sachs Group Inc.	4/17/20	29,004,330
RUB	3,825,130,000	USD	48,474,960	JPMorgan Chase & Co.	4/17/20	84,031
RUB	7,066,480,000	USD	89,826,076	JPMorgan Chase & Co.	4/17/20	(119,024)
TWD	52,474,000	USD	1,761,168	JPMorgan Chase & Co.	4/17/20	(23,228)
USD	110,587,516	AUD	160,595,280	JPMorgan Chase & Co.	4/17/20	11,795,863
USD	226,161,491	CNY	1,574,197,056	JPMorgan Chase & Co.	4/17/20	4,142,653
USD	83,910,620	INR	6,374,480,000	JPMorgan Chase & Co.	4/17/20	(167,639)
USD	85,281,295	INR	6,451,240,000	JPMorgan Chase & Co.	4/17/20	190,585
USD	3,621,909	JPY	400,000,000	JPMorgan Chase & Co.	4/17/20	(101,209)
USD	204,005,731	PHP	10,464,882,000	JPMorgan Chase & Co.	4/17/20	(1,464,797)
USD	38,948,841	BRL	164,142,100	BNP Paribas SA	4/23/20	7,409,370
USD	78,793,394	BRL	332,059,000	BNP Paribas SA	4/23/20	14,989,135
USD	41,197,576	BRL	173,380,000	JPMorgan Chase & Co.	4/24/20	7,885,364
EUR	228,291,000	USD	253,197,548	Citibank N.A.	4/28/20	(1,127,580)
USD	192,230,306	MXN	3,831,150,000	Morgan Stanley & Co. Inc.	6/4/20	32,279,421
MXN	1,482,500,000	USD	62,500,000	Citibank N.A.	6/17/20	(723,169)
EUR	294,625,000	USD	326,297,188	Goldman Sachs Group Inc.	6/17/20	(387,331)

Total						$(216,178,963)

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2020 Quarterly Report	105

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2020

Abbreviations used in this table:

AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CHF	— Swiss Franc
CNH	— Chinese Offshore Yuan
CNY	— Chinese Yuan Renminbi
COP	— Colombian Peso
EUR	— Euro
GBP	— British Pound
IDR	— Indonesian Rupiah
INR	— Indian Rupee
JPY	— Japanese Yen
MXN	— Mexican Peso
PHP	— Philippine Peso
RUB	— Russian Ruble
TWD	— Taiwan Dollar
USD	— United States Dollar
ZAR	— South African Rand

At March 31, 2020, the Fund had the following open swap contracts:

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION[1]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	IMPLIED CREDIT SPREAD AT MARCH 31, 2020[3]	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
JPMorgan Chase & Co. (Berkshire Hathaway Inc., 2.750%, due 3/15/23)	$21,430,000	3/20/24	0.219%	1.000% quarterly	$662,922	$(181,880)	$844,802

CENTRALLY CLEARED INTEREST RATE SWAPS
NOTIONAL AMOUNT*	TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
483,220,000	6/14/20	3-Month LIBOR quarterly	1.671% semi-annually	$(9,403)	$923,248
1,325,782,000	3/23/22	3-Month LIBOR quarterly	0.600% semi-annually	203,772	4,132,104
772,300,000	3/23/25	3-Month LIBOR quarterly	0.700% semi-annually	(619,378)	7,866,985

See Notes to Schedule of Investments.

106	Western Asset Core Plus Bond Fund 2020 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2020

CENTRALLY CLEARED INTEREST RATE SWAPS (cont’d)
NOTIONAL AMOUNT*		TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
271,590,000		9/18/25	3-Month LIBOR quarterly	0.645% semi-annually	—	$2,023,344
210,713,000		9/18/25	3-Month LIBOR quarterly	0.658% semi-annually	—	1,706,011
2,275,027,000		6/30/26	1.550% semi-annually	3-Month LIBOR quarterly	$7,119,853	(144,153,791)
1,041,144,000		7/31/26	1.520% semi-annually	3-Month LIBOR quarterly	3,586,993	(64,096,380)
639,925,000		11/15/26	1.600% semi-annually	3-Month LIBOR quarterly	187,180	(42,322,612)
245,375,000		11/15/26	1.650% semi-annually	3-Month LIBOR quarterly	(928,401)	(16,034,582)
878,809,000		2/15/27	0.750% semi-annually	3-Month LIBOR quarterly	162,688	(10,141,337)
895,356,000		2/15/27	0.300% annually	Daily U.S. Federal Funds Intraday Effective Rate annually	2,742,902	258,539
1,046,610,000		3/24/27	3-Month LIBOR quarterly	0.770% semi-annually	7,729,536	4,913,991
3,851,130,000	MXN	7/18/29	28-Day MXN TIIE - Banxico every 28 days	7.450% every 28 days	1,505,892	4,371,813
3,847,470,000	MXN	7/20/29	28-Day MXN TIIE - Banxico every 28 days	7.440% every 28 days	1,830,542	3,912,328
92,170,000		11/15/44	1.810% semi-annually	3-Month LIBOR quarterly	123,347	(19,430,317)
906,963,000		11/15/44	1.850% semi-annually	3-Month LIBOR quarterly	(135,347)	(198,174,413)
12,221,800,000	JPY	5/9/46	0.641% semi-annually	6-Month JPY LIBOR semi-annually	1	(13,932,103)
25,980,000	EUR	8/23/47	1.498% annually	6-Month EURIBOR semi-annually	(28,595)	(10,196,433)
116,571,000		3/17/50	0.900% semi-annually	3-Month LIBOR quarterly	1,977,560	(2,315,792)
59,037,000		3/18/50	0.792% semi-annually	3-Month LIBOR quarterly	—	1,588,902
59,149,000		3/19/50	0.818% semi-annually	3-Month LIBOR quarterly	—	1,393,442

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2020 Quarterly Report	107

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2020

CENTRALLY CLEARED INTEREST RATE SWAPS (cont’d)
	NOTIONAL AMOUNT*	TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
	49,430,000	9/18/50	0.838% semi-annually	3-Month LIBOR quarterly	—	$738,488
	38,215,000	9/18/50	0.855% semi-annually	3-Month LIBOR quarterly	$(75,269)	462,838

Total					$25,373,873	$(486,505,727)

OTC INTEREST RATE SWAPS
SWAP COUNTERPARTY	NOTIONAL AMOUNT*		TERMINATION DATE	PAYMENTS MADE BY THE FUND†		PAYMENTS RECEIVED BY THE FUND†		UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
Citibank N.A.	346,800,000	BRL	1/4/27	BRL-CDI	**	7.024	%**	$167,239	$(23,491)
Citibank N.A.	370,331,000	BRL	1/4/27	BRL-CDI	**	7.024	%**	208,196	(54,694)
Citibank N.A.	292,400,000	BRL	1/4/27	BRL-CDI	**	7.024	%**	—	121,199
JPMorgan Chase & Co.	240,800,000	BRL	1/4/27	BRL-CDI	**	7.044	%**	—	143,405

Total								$375,435	$186,419

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION[1]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE[4]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
Markit CDX.NA.HY.34 Index	$298,340,000	6/20/25	5.000% quarterly	$(19,153,428)	$(16,698,279)	$(2,455,149)
Markit CDX.NA.IG.25 Index	137,411,840	12/20/20	1.000% quarterly	38,613	645,716	(607,103)
Markit CDX.NA.IG.33 Index	3,892,845,000	12/20/24	1.000% quarterly	(13,519,851)	28,280,089	(41,799,940)
Markit CDX.NA.IG.33 Index	106,010,000	12/20/29	1.000% quarterly	(3,174,257)	(655,227)	(2,519,030)
Markit CDX.NA.IG.34 Index	1,580,740,000	6/20/25	1.000% quarterly	(10,737,797)	(2,062,112)	(8,675,685)

Total	$6,015,346,840			$(46,546,720)	$9,510,187	$(56,056,907)

See Notes to Schedule of Investments.

108	Western Asset Core Plus Bond Fund 2020 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2020

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either(i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

[4]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

*	Notional amount denominated in U.S. dollars, unless otherwise noted.

**	One time payment made at termination date.

Abbreviations used in this table:

BRL	— Brazilian Real
BRL-CDI	— Brazil Cetip InterBank Deposit Rate
EUR	— Euro
EURIBOR	— Euro Interbank Offered Rate
JPY	— Japanese Yen
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
TIIE	— Equilibrium Interbanking Interest Rate (Tasa de Intere’s Interbancaria de Equilibrio)

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2020 Quarterly Report	109

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Core Plus Bond Fund (the “Fund”) is a separate diversified investment series of Western Asset Funds, Inc. (the “Corporation”). The Corporation, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

110

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

111

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-Term Investments†:
Mortgage-Backed Securities	—	$10,060,895,524	$14,172,210		$10,075,067,734
Corporate Bonds & Notes:
Financials	—	3,116,498,093	0	*	3,116,498,093
Other Corporate Bonds & Notes	—	5,836,530,731	—		5,836,530,731
Sovereign Bonds	—	2,774,289,492	—		2,774,289,492
U.S. Government & Agency Obligations	—	2,627,676,181	—		2,627,676,181
Collateralized Mortgage Obligations	—	2,558,475,786	—		2,558,475,786
Senior Loans:
Communication Services	—	219,479,270	6,398,024		225,877,294
Consumer Discretionary	—	239,912,194	44,296,579		284,208,773
Consumer Staples	—	—	13,929,600		13,929,600
Financials	—	134,987,793	117,772,154		252,759,947
Health Care	—	225,111,585	106,120,242		331,231,827
Industrials	—	115,873,178	19,145,884		135,019,062
Information Technology	—	88,465,520	1,890,500		90,356,020
Other Senior Loans	—	74,636,391	—		74,636,391
U.S. Treasury Inflation Protected Securities	—	1,154,166,752	—		1,154,166,752
Asset-Backed Securities	—	821,232,067	63,320,000		884,552,067
Non-U.S. Treasury Inflation
Protected Securities	—	91,868,455	—		91,868,455
Purchased Options:
Exchange-Traded Purchased Options	$5,061,595	—	—		5,061,595
OTC Purchased Options	—	11,106,154	—		11,106,154
Municipal Bonds	—	12,883,237	—		12,883,237
Total Long-Term Investments	5,061,595	30,164,088,403	387,045,193		30,556,195,191

Short-Term Investments†	1,164,657,675	—	—		1,164,657,675

Total Investments	$1,169,719,270	$30,164,088,403	$387,045,193		$31,720,852,866

112

Notes to Schedule of Investments (unaudited) (continued)

ASSETS (cont’d)
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts	$819,368,589	—	—	$819,368,589
Forward Foreign Currency Contracts	—	$166,361,309	—	166,361,309
OTC Credit Default Swaps on Corporate Issues - Sell Protection‡	—	662,922	—	662,922
Centrally Cleared Interest Rate Swaps	—	34,292,033	—	34,292,033
OTC Interest Rate Swaps‡	—	561,854	—	561,854
Total Other Financial Instruments	$819,368,589	$201,878,118	—	$1,021,246,707

Total	$1,989,087,859	$30,365,966,521	$387,045,193	$32,742,099,573

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Written Options:
Exchange-Traded Written Options	$45,913,103	—	—	$45,913,103
OTC Written Options‡	—	$58,895,082	—	58,895,082
Futures Contracts	394,266,554	—	—	394,266,554
Forward Foreign Currency Contracts	—	382,540,272	—	382,540,272
Centrally Cleared Interest Rate Swaps	—	520,797,760	—	520,797,760
Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection	—	56,056,907	—	56,056,907

Total	$440,179,657	$1,018,290,021	—	$1,458,469,678

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

‡	Value includes any premium paid or received with respect to swap contracts.

113

Notes to Schedule of Investments (unaudited) (continued)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities	Balance as of December 31, 2019		Accrued premiums/ discounts	Realized gain (loss)	Change in unrealized appreciation (depreciation)[1]	Purchases
Mortgage-Backed Securities	—		—	—	—	$14,172,210
Corporate Bonds & Notes:
Financials	$0	*	—	—	—	—
Senior Loans:
Communication
Services	4,054,451		$(631)	$(378)	$(434,195)	—
Consumer
Discretionary	—		(44)	(50)	(259,306)	8,020,000
Consumer Staples	—		(225)	—	(607,550)	14,537,375
Financials	53,384,209		2,036	2,640	(12,611,513)	53,642,589
Health Care	—		(1,260)	(281)	(1,824,412)	22,683,427
Industrials	—		(745)	(65)	(175,060)	3,026,250
Information
Technology	—		—	—	—	—
Asset-Backed
Securities	—		—	—	—	63,320,000

Total	$57,438,660		$(869)	$1,866	$(15,912,036)	$179,401,851

Investments in Securities (cont’d)	Sales	Transfers into Level 3[2]	Transfers out of Level 3[3]	Balance as of March 31, 2020		Net change in unrealized appreciation (depreciation) for investments in securities still held at March 31, 2020
Mortgage-Backed Securities	—	—	—	$14,172,210		—
Corporate Bonds & Notes:
Financials	—	—	—	0	*	—
Senior Loans:
Communication Services	$(63,700)	$6,398,024	$(3,555,547)	6,398,024		—
Consumer Discretionary	(20,000)	36,555,979	—	44,296,579		$(259,306)
Consumer Staples	—	—	—	13,929,600		(607,550)
Financials	(15,262,627)	38,614,820	—	117,772,154		(12,615,839)

114

Notes to Schedule of Investments (unaudited) (continued)

Investments in Securities (cont’d)	Sales	Transfers into Level 3[2]	Transfers out of Level 3[3]	Balance as of March 31, 2020	Net change in unrealized appreciation (depreciation) for investments in securities still held at March 31, 2020
Health Care	$(56,665)	$85,319,433	—	$106,120,242	$(1,824,412)
Industrials	(7,595)	16,303,099	—	19,145,884	(175,060)
Information Technology	—	1,890,500	—	1,890,500	—
Asset-Backed Securities	—	—	—	63,320,000	—

Total	$(15,410,587)	$185,081,855	$(3,555,547)	$387,045,193	$(15,482,167)

*	Amount represents less than $ 1.

[1]

Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

[2]	Transferred into Level 3 as a result of the unavailability of a quoted price in an active market for an identical investment or the unavailability of other significant observable inputs.

[3]	Transferred out of Level 3 as a result of the availability of a quoted price in an active market for an identical investment or the availability of other significant observable inputs.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. Based on the Fund’s relative ownership, the following company was considered an affiliated company for all or some portion of the period ended March 31, 2020. The following transactions were effected in shares of such company for the period ended March 31, 2020.

	Affiliate Value at December 31, 2019	Purchased		Sold
		Cost	Shares	Cost	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$785,260,328	$4,117,265,777	4,117,265,777	$3,737,868,430	3,737,868,430

115

Notes to Schedule of Investments (unaudited) (continued)

(cont’d)	Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2020
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$4,969,934	—	$1,164,657,675

116